UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Real Return Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio.

Date of reporting period: May 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage Allocation Funds

Annual Report

May 31, 2015

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/corebond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of May 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

The U.S. Federal Reserve (Fed) kept short-term interest rates low, which stifled fixed-income returns across the maturity spectrum while encouraging equity investing, which supported demand for stocks.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Allocation Funds for the 12-month period that ended May 31, 2015. Among the most significant influences on the equity and bond markets during the period were improving U.S. economic data, a stronger U.S. dollar, declining oil and natural gas prices, and global central bank actions intended to support economic activity.

U.S. equities trended higher while international stocks declined due to a stronger U.S. dollar.

U.S. stocks (as measured by the S&P 500 Index1) gained 11.8% as data reflected a strengthening economy. Gross domestic product (GDP) growth rates on a quarterly basis were 5.0% and 2.2% in the third and fourth quarters of 2014, respectively, before dipping to -0.7% for the first quarter of 2015. Observers attributed the negative result to another harsh winter, a stronger U.S. dollar, and lower capital spending by U.S. energy companies as oil and natural gas prices fell. Generally, corporate earnings were favorable, consumer confidence improved, and the labor market continued to recover. Unemployment declined from 6.3% in May 2014 to 5.5% in May 2015. The U.S. Federal Reserve (Fed) kept short-term interest rates low, which stifled fixed-income returns across the maturity spectrum while encouraging equity investing, which supported demand for stocks.

Developed country international stocks (as measured by the MSCI EAFE Index (Net)2) declined 0.5% in U.S. dollar terms. Investment returns earned overseas were reduced upon conversion to U.S. dollars due to the U.S. currency’s higher relative value. Central banks in Europe, Japan, and China sought to spark economic growth through low interest rates and easy-money policies. The European Central Bank launched a quantitative easing (QE)-related bond-buying program, through which it is expected to buy more than one trillion euros of mostly government bonds between March 2015 and September 2016. Initial signs suggested that low interest rates and QE benefited economic growth in some of the larger eurozone countries when, for the first time in five years, all four of the region’s largest economies—France, Germany, Italy, and Spain—recorded GDP growth during the first quarter of 2015. Nevertheless, a number of smaller countries in the region struggled with high sovereign debt and austerity programs, perhaps most notably Greece, where the possibility of default on its loan agreements remained a possibility as the end of the period approached.

In the Pacific region, the Bank of Japan maintained accommodative monetary policies as it sought to stimulate growth in an economy that has been beset by deflationary pressures during the past two decades. Japan’s economy rebounded from a recession in the final quarter of 2014, but growth was weaker than expected. In China, economic growth remains positive but at lower levels than in recent years. In response, the People’s Bank of China reduced interest rates three times in seven months in an effort to spark economic activity. QE and low-interest-rate policies have supported U.S. stock market gains since 2009. With major

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

central banks overseas now pursuing similar policies, many observers anticipated a similar beneficial influence on equity markets in those countries.

Following the close of the period, contentious negotiations between the European Union and the Greek government regarding that nation’s sovereign debt unsettled investors globally—as did an abrupt sell-off in China’s equity market. At the end of June, the Greek debt drama moved closer to a resolution and China’s government took additional steps to support its capital markets. Markets in the U.S. and elsewhere reacted favorably to these developments and moved higher.

Domestic bonds outperformed foreign bonds thanks to U.S. bond yield premiums.

In fixed-income markets, the Barclays U.S. Aggregate Bond Index3 advanced 3.0% while bonds outside the U.S. declined 12.2% (as measured by the Barclays Global Aggregate ex U.S. Dollar Bond Index4). Positive domestic fixed-income returns countered investor expectations that bonds would suffer when the Fed ended its QE-related bond-buying program in October 2014. Higher domestic bond yields relative to international bonds drove continued investor demand for U.S. issues.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

[4]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM

Thomas C. Biwer, CFA

Aldo Ceccarelli, CFA

Christian L. Chan, CFA

Erik J. Sens, CFA

Average annual total returns (%) as of May 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	1.73	10.96	5.73	7.94	12.28	6.36	1.39	1.20
Class B (NVGRX)*	10-1-1998	2.12	11.17	5.80	7.12	11.43	5.80	2.14	1.95
Class C (WFGWX)	10-1-1998	6.13	11.43	5.56	7.13	11.43	5.56	2.14	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	8.16	12.55	6.62	1.23	0.95
Growth Balanced Composite Index[4]	–	–	–	–	7.60	11.57	7.11	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	3.03	3.90	4.61	–	–
MSCI EAFE Net (USD) Index[6]	–	–	–	–	(0.48)	9.95	5.56	–	–
Russell 1000® Growth Index[7]	–	–	–	–	14.73	17.67	9.26	–	–
Russell 1000® Value Index[8]	–	–	–	–	9.03	15.62	7.38	–	–
Russell 2000® Index[9]	–	–	–	–	11.32	15.04	8.73	–	–
S&P 500 Index[10]	–	–	–	–	11.81	16.54	8.12	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Growth Balanced Fund (continued)

Growth of $10,000 investment[11] as of May 31, 2015

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund (continued)

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Net (USD) Index, and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Net (USD) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The chart compares the performance of Class A shares for the most recent ten years with the Growth Balanced Composite Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE Net (USD) Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[12]	The Morgan Stanley Capital International All Country World Index (Net) (MSCI ACWI (Net)) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI (Net) consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[13]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[14]	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified. Target allocations are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Growth Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund’s Class A shares (excluding sales charges) outperformed the Growth Balanced Composite Index, the Barclays U.S. Aggregate Bond Index, and the MSCI EAFE Net (USD) Index for the 12-month period that ended May 31, 2015. The Fund underperformed the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Index, and the S&P 500 Index during the same time period.

■	The Fund’s tactical asset allocation shifts contributed positively to the performance of the Fund relative to its composite benchmark.

■	The underperformance of a few underlying funds held in the portfolio detracted slightly from performance.

Accommodative policies by global central banks drove stock markets higher during the period.

Global equity markets continued to trend higher during the 12-month period despite concerns about weak overseas growth and uncertainty surrounding the timing of the U.S. Federal Reserve’s (Fed’s) anticipated interest-rate hike. For the period, the MSCI ACWI (Net)12, a broad measure of developed and emerging markets stocks, gained 13.04% in local currency terms and 5.08% in U.S. dollar terms. As has been the case during the current recovery, strong actions by global central banks played a large part in calming markets and boosting confidence among investors.

The Fed ended its bond-buying program in the fourth quarter of 2014 due to increasing economic signals of growth in the U.S. Bond prices rose as yields on 10-Year U.S. Treasury notes and 30-year U.S. Treasury bonds declined by approximately 0.4% and 0.5%, respectively. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. bond market, returned 3.03% during the period. Meanwhile, the European Central Bank (ECB) and the Bank of Japan (BOJ) implemented massive stimulus programs to combat weak economic growth and muted inflationary pressures.

Ten largest holdings[13] (%) as of May 31, 2015
Apple Incorporated	1.52
FLHMC, 3.50%, 4-1-2043	0.91
JPMorgan Chase & Company	0.71
Facebook Incorporated	0.60
Exxon Mobil Corporation	0.55
U.S. Treasury Bond, 4.25%, 11-15-2040	0.53
Visa Incorporated	0.51
Microsoft Corporation	0.51
Medtronic plc	0.50
Amazon.com Incorporated	0.50

The Fund seeks to enhance returns by using a combination of inputs from multiple quantitative and qualitative factors in order to alter the effective allocation between stocks and bonds.

The Fund’s neutral allocation is 65% stocks and 35% bonds. During the entire 12-month period, the Fund maintained a higher tactical allocation to stocks. In order to implement the tilt toward equities, the Fund employed a futures overlay transaction by maintaining long positions in stock futures and short positions in U.S. Treasury futures.

Although the team continued to overweight stocks throughout the 12-month period, the allocation was not static and the team took advantage of changes in volatility and macroeconomic conditions to adjust the effective exposures.

The team expanded the holdings in the futures overlay to include futures on international equity indexes. Specifically, the team introduced a currency-hedged exposure to the EURO STOXX 50 futures contract, which seeks to track the performance of the largest 50 stocks in the eurozone. Hedging the currency component of our futures overlay contributed to the performance of the Fund.

Please see footnotes on page 6.

8	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund (continued)

Neutral target allocation[14]

Current target allocation[14] as of May 31, 2015

The team remains cautiously optimistic about the longer-term outlook for stocks.

With bond yields hovering near historically low levels, the team continues to find stocks attractively priced relative to bonds. Accommodative policies by the ECB and the BOJ will likely provide a certain level of support for equity markets this year. Furthermore, we believe there are signs that the U.S. economy is picking up steam after a somewhat lackluster first quarter.

Our current outlook is tempered by higher equity valuations and the prospect of heightened volatility in the months to come, especially as the Fed’s anticipated interest-rate hike draws closer. Consequently, the team continues to modestly overweight stocks and expects to maintain the current posture until the quantitative models and the qualitative inputs signal a change.

Please see footnotes on page 6.

This page is intentionally left blank.

10	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA, FRM

Thomas C. Biwer, CFA

Aldo Ceccarelli, CFA

Christian L. Chan, CFA

Erik J. Sens, CFA

Average annual total returns (%) as of May 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	(0.22)	7.68	4.84	5.87	8.96	5.46	1.36	1.15
Class B (WMOBX)*	1-30-2004	0.07	7.85	4.91	5.07	8.15	4.91	2.11	1.90
Class C (WFBCX)	1-30-2004	4.06	8.15	4.67	5.06	8.15	4.67	2.11	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	6.13	9.23	5.71	1.20	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	5.43	8.09	5.86	–	–
Barclays Short Treasury 9–12 Months Index[5]	–	–	–	–	0.23	0.34	1.91	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	3.03	3.90	4.61	–	–
MSCI EAFE Net (USD) Index[7]	–	–	–	–	(0.48)	9.95	5.56	–	–
Russell 1000® Growth Index[8]	–	–	–	–	14.73	17.67	9.26	–	–
Russell 1000® Value Index[9]	–	–	–	–	9.03	15.62	7.38	–	–
Russell 2000® Index[10]	–	–	–	–	11.32	15.04	8.73	–	–
S&P 500 Index[11]	–	–	–	–	11.81	16.54	8.12	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 12.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	11

Wells Fargo Advantage Moderate Balanced Fund (continued)

Growth of $10,000 investment[12] as of May 31, 2015

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 12.

12	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund (continued)

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays Short Treasury: 9-12 Months Index, 10% in the Russell 2000® Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 6% in the MSCI EAFE Net (USD) Index, and 4% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Barclays U.S. Short Treasury: 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[6]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Net (USD) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The chart compares the performance of Class A shares for the most recent ten years with the Moderate Balanced Composite Index, the Barclays Short Treasury: 9-12 Months Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE Net (USD) Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[13]	The Morgan Stanley Capital International All Country World Index (Net) (MSCI ACWI (Net)) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI (Net) consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[14]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[15]	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified. Target allocations are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	13

Wells Fargo Advantage Moderate Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund’s Class A shares (excluding sales charges) outperformed the Moderate Balanced Composite Index, the Barclays U.S. Aggregate Bond Index, the Barclays Short Treasury 9–12 Months Index, and the MSCI EAFE Net (USD) Index for the 12-month period that ended May 31, 2015. The Fund underperformed the Russell 1000® Growth Index, the Russell 1000® Value Index, the Russell 2000® Index, and the S&P 500 Index during the same time period.

■	The Fund’s tactical asset allocation shifts contributed positively to the performance of the Fund relative to its composite benchmark.

■	The underperformance of a few underlying funds held in the portfolio detracted slightly from performance.

Accommodative policies by global central banks drove stock markets higher during the period.

Global equity markets continued to trend higher during the 12-month period despite concerns about weak overseas growth and uncertainty surrounding the timing of the U.S. Federal Reserve’s (Fed’s) anticipated interest-rate hike. For the period, the MSCI ACWI (Net)13, a broad measure of developed and emerging markets stocks, gained 13.04% in local currency terms and 5.08% in U.S. dollar terms. As has been the case during the current recovery, strong actions by global central banks played a large part in calming markets and boosting confidence among investors.

The Fed ended its bond-buying program in the fourth quarter of 2014 due to increasing economic signals of growth in the U.S. Bond prices rose as yields on 10-Year U.S. Treasury notes and 30-year U.S. Treasury bonds declined by approximately 0.4% and 0.5%, respectively. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. bond market, returned 3.03% during the period. Meanwhile, the European Central Bank (ECB) and the Bank of Japan (BOJ) implemented massive stimulus programs to combat weak economic growth and muted inflationary pressures.

Ten largest holdings[14] (%) as of May 31, 2015
FHLMC, 3.50%, 4-1-2043	1.17
Apple Incorporated	0.93
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.83
U.S. Treasury Bill, 0.12%, 2-4-2016	0.71
U.S. Treasury Bond, 4.25%, 11-15-2040	0.68
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.62
FNMA, 3.50%, 9-1-2032	0.62
U.S. Treasury Bill, 0.17%, 3-3-2016	0.55
FNMA Series 2006-M2 Class A2F, 5.25%, 5-25-2020	0.48
U.S. Treasury Bond, 2.50%, 2-15-2045	0.44

The Fund seeks to enhance returns by using a combination of inputs from multiple quantitative and qualitative factors to alter allocations among stocks and bonds.

The Fund’s neutral allocation is 40% stocks and 60% bonds. During the entire 12-month period, the Fund maintained a higher tactical allocation to stocks. In order to implement the tilt toward equities, the Fund employed a futures overlay transaction by maintaining long positions in stock futures and short positions in U.S. Treasury futures.

Although the team continued to overweight stocks throughout the 12-month period, the allocation was not static and the team took advantage of changes in volatility and macroeconomic conditions to adjust the effective exposures.

Please see footnotes on page 12.

14	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund (continued)

The team expanded the holdings in the portfolio’s futures overlay to include futures on international equity indexes. Specifically, the team introduced a currency-hedged exposure to the EURO STOXX 50 futures contract, which seeks to track the performance of the largest 50 stocks in the eurozone. Hedging the currency component of our futures overlay contributed to the performance of the Fund.

Neutral target allocation[15]

Current target allocation[15] as of May 31, 2015

The team remains cautiously optimistic about the longer-term outlook for stocks.

With bond yields hovering near historically low levels, the team continues to find stocks attractively priced relative to bonds. Accommodative policies by the ECB and the BOJ will likely provide a certain level of support for equity markets this year. Furthermore, there are signs that the U.S. economy is picking up steam after a somewhat lackluster first quarter.

Our current outlook is tempered by higher equity valuations and the prospect of heightened volatility in the months to come, especially as the Fed’s anticipated interest-rate hike draws closer. Consequently, the team continues to modestly overweight stocks and expects to maintain the current posture until the quantitative models and the qualitative inputs signal a change.

Please see footnotes on page 12.

Fund expenses (unaudited)	Wells Fargo Advantage Allocation Funds	15

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Growth Balanced Fund	Beginning account value 12-1-2014	Ending account value 5-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,032.05	$6.08	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,028.26	$9.86	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,028.14	$9.86	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,033.27	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,023.83	$5.80	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,019.91	$9.57	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,020.19	$9.57	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,024.91	$4.54	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

16	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.74%

Affiliated Master Portfolios: 99.74%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$14,033,232
Wells Fargo Advantage Core Bond Portfolio				18,319,444
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				42,207,034
Wells Fargo Advantage Emerging Growth Portfolio				4,151,873
Wells Fargo Advantage Index Portfolio				42,343,996
Wells Fargo Advantage International Growth Portfolio				12,651,899
Wells Fargo Advantage International Value Portfolio				12,460,588
Wells Fargo Advantage Large Company Value Portfolio				28,281,728
Wells Fargo Advantage Managed Fixed Income Portfolio				64,126,404
Wells Fargo Advantage Real Return Portfolio				9,158,067
Wells Fargo Advantage Small Company Growth Portfolio				4,237,301
Wells Fargo Advantage Small Company Value Portfolio				8,449,967

Total Investment Companies (Cost $222,858,629)				260,421,533

	Yield	Maturity date	Principal
Short-Term Investments: 0.39%

U.S. Treasury Securities: 0.39%
U.S. Treasury Bill #(z)	0.01%	6-25-2015	$40,000	40,000
U.S. Treasury Bill #(z)	0.04	11-5-2015	10,000	9,998
U.S. Treasury Bill #(z)	0.05	11-12-2015	20,000	19,995
U.S. Treasury Bill #(z)	0.05	11-19-2015	960,000	959,750

Total Short-Term Investments (Cost $1,029,670)				1,029,743

Total investments in securities (Cost $223,888,299) *	100.13%	261,451,276
Other assets and liabilities, net	(0.13)	(342,212)

Total net assets	100.00%	$261,109,064

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $224,724,853 and unrealized gains (losses) consists of:

Gross unrealized gains	$36,726,423
Gross unrealized losses	0

Net unrealized gains	$36,726,423

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	17

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.65%

Affiliated Master Portfolios: 99.65%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,937,122
Wells Fargo Advantage Core Bond Portfolio				16,272,052
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				17,851,683
Wells Fargo Advantage Emerging Growth Portfolio				1,800,480
Wells Fargo Advantage Index Portfolio				17,907,404
Wells Fargo Advantage International Growth Portfolio				5,332,541
Wells Fargo Advantage International Value Portfolio				5,300,225
Wells Fargo Advantage Large Company Value Portfolio				11,938,873
Wells Fargo Advantage Managed Fixed Income Portfolio				56,959,330
Wells Fargo Advantage Real Return Portfolio				8,133,915
Wells Fargo Advantage Small Company Growth Portfolio				1,793,529
Wells Fargo Advantage Small Company Value Portfolio				3,580,544
Wells Fargo Advantage Stable Income Portfolio				27,050,231

Total Investment Companies (Cost $164,304,056)				179,857,929

	Yield	Maturity date	Principal
Short-Term Investments: 0.39%

U.S. Treasury Securities: 0.39%
U.S. Treasury Bill #(z)	0.01%	6-25-2015	$20,000	20,000
U.S. Treasury Bill #(z)	0.05	11-12-2015	40,000	39,991
U.S. Treasury Bill #(z)	0.05	11-19-2015	640,000	639,833
U.S. Treasury Bill #(z)	0.06	11-27-2015	10,000	9,997

Total Short-Term Investments (Cost $709,768)				709,821

Total investments in securities (Cost $165,013,824) *	100.04%	180,567,750
Other assets and liabilities, net	(0.04)	(77,901)

Total net assets	100.00%	$180,489,849

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $164,142,472 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,425,278
Gross unrealized losses	0

Net unrealized gains	$16,425,278

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—May 31, 2015

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$260,421,533	$179,857,929
In unaffiliated securities, at value (see cost below)	1,029,743	709,821

Total investments, at value (see cost below)	261,451,276	180,567,750
Receivable for Fund shares sold	277,186	206,615
Receivable for investments sold	960,000	650,000
Prepaid expenses and other assets	18,257	19,761

Total assets	262,706,719	181,444,126

Liabilities
Payable for Fund shares redeemed	300,088	80,447
Payable for investments purchased	959,660	649,769
Due to custodian bank	340	231
Payable for daily variation margin on open futures contracts	189,439	130,422
Distribution fees payable	9,302	3,944
Administration fees payable	34,003	15,727
Shareholder servicing fees payable	55,565	38,408
Professional fees payable	19,561	19,146
Accrued expenses and other liabilities	29,697	16,183

Total liabilities	1,597,655	954,277

Total net assets	$261,109,064	$180,489,849

NET ASSETS CONSIST OF
Paid-in capital	$366,193,005	$159,112,988
Undistributed net investment income	2,484,235	915,734
Accumulated net realized gains (losses) on investments	(144,998,658)	4,999,349
Net unrealized gains on investments	37,430,482	15,461,778

Total net assets	$261,109,064	$180,489,849

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$64,222,930	$20,782,070
Shares outstanding – Class A1	1,574,234	881,773
Net asset value per share – Class A	$40.80	$23.57
Maximum offering price per share – Class A2	$43.29	$25.01
Net assets – Class B	$164,096	$208,013
Shares outstanding – Class B1	4,510	8,738
Net asset value per share – Class B	$36.39	$23.81
Net assets – Class C	$14,348,733	$6,042,303
Shares outstanding – Class C1	402,739	260,710
Net asset value per share – Class C	$35.63	$23.18
Net assets – Administrator Class	$182,373,305	$153,457,463
Shares outstanding – Administrator Class[1]	4,990,492	6,460,768
Net asset value per share – Administrator Class	$36.54	$23.75

Investments in affiliated Master Portfolios, at cost	$222,858,629	$164,304,056

Investments in unaffiliated securities, at cost	$1,029,670	$709,768

Total investments, at cost	$223,888,299	$165,013,824

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2015	Wells Fargo Advantage Allocation Funds	19

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$2,765,314	$1,172,604
Interest allocated from affiliated Master Portfolios**	2,685,082	2,764,492
Securities lending income allocated from affiliated Master Portfolios	41,731	19,067
Interest	206	137
Expenses allocated from affiliated Master Portfolios	(1,416,225)	(945,050)
Waivers allocated from affiliated Master Portfolios	110,912	137,505

Total investment income	4,187,020	3,148,755

Expenses
Advisory fee	633,864	431,543
Administration fees
Fund level	126,773	86,309
Class A	163,536	51,158
Class B	746	623
Class C	34,907	13,478
Administrator Class	176,934	147,517
Shareholder servicing fees
Class A	157,247	49,190
Class B	717	599
Class C	33,564	12,960
Administrator Class	442,119	368,794
Distribution fees
Class B	2,151	1,797
Class C	100,692	38,880
Custody and accounting fees	10,509	7,800
Professional fees	32,137	33,202
Registration fees	55,228	47,915
Shareholder report expenses	70,116	33,392
Trustees’ fees and expenses	17,798	16,799
Other fees and expenses	10,006	9,789

Total expenses	2,069,044	1,351,745
Less: Fee waivers and/or expense reimbursements	(671,305)	(502,309)

Net expenses	1,397,739	849,436

Net investment income	2,789,281	2,299,319

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	13,524,482	6,421,870
Futures transactions	2,176,789	1,479,190

Net realized gains on investments	15,701,271	7,901,060

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	1,703,481	365,991
Unaffiliated securities	73	53
Futures transactions	(588,949)	(388,809)

Net change in unrealized gains (losses) on investments	1,114,605	(22,765)

Net realized and unrealized gains (losses) on investments	16,815,876	7,878,295

Net increase in net assets resulting from operations	$19,605,157	$10,177,614

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$83,231	$35,843
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$390	$333

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Year ended May 31, 2015		Year ended May 31, 2014

Operations
Net investment income		$2,789,281		$2,929,153
Net realized gains on investments		15,701,271		15,766,495
Net change in unrealized gains (losses) on investments		1,114,605		15,973,472

Net increase in net assets resulting from operations		19,605,157		34,669,120

Distributions to shareholders from
Net investment income
Class A		(268,805)		(546,500)
Class B		0		(1,163)
Class C		(29,178)		(55,253)
Administrator Class		(1,028,262)		(2,226,393)

Total distributions to shareholders		(1,326,245)		(2,829,309)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	185,450	7,274,394	194,629	6,998,960
Class B	1,558	53,483	3,979	128,300
Class C	72,213	2,489,920	99,662	3,144,748
Administrator Class	635,039	22,455,940	686,725	22,150,590

		32,273,737		32,422,598

Reinvestment of distributions
Class A	6,633	261,859	14,849	539,599
Class B	0	0	35	1,141
Class C	788	27,266	1,637	52,395
Administrator Class	28,932	1,022,158	67,509	2,193,375

		1,311,283		2,786,510

Payment for shares redeemed
Class A	(227,744)	(8,991,283)	(271,847)	(9,792,448)
Class B	(11,057)	(384,245)	(22,505)	(727,480)
Class C	(49,378)	(1,697,172)	(39,648)	(1,259,505)
Administrator Class	(826,937)	(29,006,446)	(1,460,577)	(47,159,492)

		(40,079,146)		(58,938,925)

Net decrease in net assets resulting from capital share transactions		(6,494,126)		(23,729,817)

Total increase in net assets		11,784,786		8,109,994

Net assets
Beginning of period		249,324,278		241,214,284

End of period		$261,109,064		$249,324,278

Undistributed net investment income		$2,484,235		$1,111,718

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	21

	Moderate Balanced Fund
	Year ended May 31, 2015		Year ended May 31, 2014

Operations
Net investment income		$2,299,319		$2,438,190
Net realized gains on investments		7,901,060		6,681,099
Net change in unrealized gains (losses) on investments		(22,765)		7,084,717

Net increase in net assets resulting from operations		10,177,614		16,204,006

Distributions to shareholders from
Net investment income
Class A		(376,425)		(97,654)
Class B		0		(736)
Class C		(52,862)		(14,477)
Administrator Class		(3,267,946)		(970,104)
Net realized gains
Class A		(415,324)		0
Class B		(4,805)		0
Class C		(111,625)		0
Administrator Class		(3,128,190)		0

Total distributions to shareholders		(7,357,177)		(1,082,971)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	255,117	5,957,581	452,763	9,968,564
Class B	1,624	38,050	3,798	81,897
Class C	97,255	2,232,984	83,699	1,821,475
Administrator Class	731,005	17,208,011	814,765	18,218,885

		25,436,626		30,090,821

Reinvestment of distributions
Class A	32,909	762,939	4,246	94,771
Class B	156	3,620	30	668
Class C	6,451	147,103	559	12,306
Administrator Class	270,522	6,320,119	42,641	958,985

		7,233,781		1,066,730

Payment for shares redeemed
Class A	(189,830)	(4,466,077)	(161,021)	(3,577,396)
Class B	(9,450)	(221,598)	(16,252)	(358,633)
Class C	(39,148)	(899,068)	(11,008)	(242,512)
Administrator Class	(709,375)	(16,680,708)	(1,559,569)	(35,094,813)

		(22,267,451)		(39,273,354)

Net increase (decrease) in net assets resulting from capital share transactions		10,402,956		(8,115,803)

Total increase in net assets		13,223,393		7,005,232

Net assets
Beginning of period		167,266,456		160,261,224

End of period		$180,489,849		$167,266,456

Undistributed net investment income		$915,734		$2,352,735

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	$27.77
Year ended May 31, 2011[5]	$25.89	0.23		4.11	(0.89)	$29.34
Year ended September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)	$25.89
Class B
Year ended May 31, 2015	$33.97	0.06	[4]	2.36	0.00	$36.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	$24.80
Year ended May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)	$26.17
Year ended September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)	$23.07
Class C
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	$24.52
Year ended May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)	$25.94
Year ended September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)	$22.93
Administrator Class
Year ended May 31, 2015	$33.98	0.45		2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	$24.93
Year ended May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)	$26.39
Year ended September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)	$23.39

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	23

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
1.43%	1.35%	1.20%	17.02%	70%	$60,055
1.61%	1.38%	1.20%	9.00%	94%	$55,284

0.18%	2.14%	1.95%	7.12%	75%	$164
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.96%	2.12%	1.95%	8.19%	94%	$6,924

0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.84%	2.12%	1.95%	8.20%	94%	$7,665

1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
1.66%	1.19%	0.95%	17.19%	70%	$273,174
2.04%	1.19%	0.95%	9.32%	94%	$287,073

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Year ended May 31, 2011[5]	$17.97	0.28		1.80	(0.41)	0.00	$19.64
Year ended September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)	0.00	$17.97
Class B
Year ended May 31, 2015	$23.16	0.09	[4]	1.07	0.00	(0.51)	$23.81
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Year ended May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00	$19.58
Year ended September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00	$17.85
Class C
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Year ended May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00	$19.45
Year ended September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00	$17.77
Administrator Class
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96
Year ended May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00	$19.77
Year ended September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00	$18.11

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	25

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
1.89%	1.34%	1.15%	11.72%	70%	$10,702
2.42%	1.37%	1.15%	8.41%	103%	$7,992

0.38%	2.10%	1.90%	5.07%	84%	$208
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807
1.11%	2.09%	1.90%	11.16%	70%	$1,097
1.65%	2.12%	1.90%	7.58%	103%	$1,257

0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
1.16%	2.09%	1.90%	11.17%	70%	$2,364
1.59%	2.12%	1.90%	7.58%	103%	$1,726

1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
2.14%	1.18%	0.90%	11.93%	70%	$192,305
3.06%	1.18%	0.90%	8.65%	103%	$176,179

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Allocation Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended May 31, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of May 31, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Advantage Core Bond Portfolio	1		0	*
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	34		14
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*
Wells Fargo Advantage Index Portfolio	2		1
Wells Fargo Advantage International Growth Portfolio	8		3
Wells Fargo Advantage International Value Portfolio	2		1
Wells Fargo Advantage Large Company Value Portfolio	34		15
Wells Fargo Advantage Managed Fixed Income Portfolio	53		47
Wells Fargo Advantage Real Return Portfolio	19		17
Wells Fargo Advantage Small Company Growth Portfolio	1		0	*
Wells Fargo Advantage Small Company Value Portfolio	4		2
Wells Fargo Advantage Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	27

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis by each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income in each Fund and each affiliated Master Portfolio is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

28	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At May 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains (losses) on investments
Growth Balanced Fund	$(1,103)	$(90,519)	$91,622
Moderate Balanced Fund	(891)	(39,087)	39,978

As of May 31, 2015, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $144,529,745 with $3,749,870 expiring in 2016; $58,201,648 expiring in 2017; and $82,578,227 expiring in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	29

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of May 31, 2015:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Affiliated master portfolios	$0	$260,421,533	$0	$260,421,533

Short-term investments
U.S. Treasury securities	1,029,743	0	0	1,029,743
Total assets	$1,029,743	$260,421,533	$0	$261,451,276
Liabilities
Futures contracts	$189,439	$0	$0	$189,439
Total liabilities	$189,439	$0	$0	$189,439

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Affiliated master portfolios	$0	$179,857,929	$0	$179,857,929

Short-term investments
U.S. Treasury securities	709,821	0	0	709,821
Total assets	$709,821	$179,857,929	$0	$180,567,750
Liabilities
Futures contracts	$130,422	$0	$0	$130,422
Total liabilities	$130,422	$0	$0	$130,422

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the year ended May 31, 2015, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

30	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended May 31, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges Class C

Growth Balanced Fund	$19,406	$0
Moderate Balanced Fund	8,689	282

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	31

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$98,350,650	$102,970,692	$98,839,390	$108,829,087
Moderate Balanced Fund	87,358,766	69,071,364	87,792,695	62,824,176

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2015, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At May 31, 2015, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized losses
Growth Balanced Fund	6-15-2015	Goldman Sachs	48 Short	Euro FX Futures	$6,589,800	$(37,065)
	6-19-2015	Goldman Sachs	167 Long	EURO STOXX 50 Index	6,533,282	(56,282)
	9-21-2015	Goldman Sachs	42 Short	U.S. Treasury Bonds	6,536,250	(39,148)
Moderate Balanced Fund	6-15-2015	Goldman Sachs	33 Short	Euro FX Futures	4,530,488	(26,302)
	6-19-2015	Goldman Sachs	115 Long	EURO STOXX 50 Index	4,498,967	(38,815)
	9-21-2015	Goldman Sachs	29 Short	U.S. Treasury Bonds	4,513,125	(27,031)

The Funds had average notional amounts in futures contracts during the year ended May 31, 2015 as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$11,359,775	$13,315,886
Moderate Balanced Fund	7,748,511	9,072,989

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows for Growth Balanced Fund:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$34,125	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	140,304	*
Foreign currency contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	15,010	*
		$0		$189,439

*	Only the current day’s variation margin as of May 31, 2015 is reported separately on the Statements of Assets and Liabilities.

32	Wells Fargo Advantage Allocation Funds	Notes to financial statements

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2015 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(703,329)	$35,656
Equity contracts	2,531,189	(587,540)
Foreign currency contracts	348,929	(37,065)
	$2,176,789	$(588,949)

The fair value of derivative instruments as of May 31, 2015 was as follows for Moderate Balanced Fund:

	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$23,563	*
Equity contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	96,724	*
Foreign currency contracts	Receivable for daily variation margin on open futures contracts	0	Payable for daily variation margin on open futures contracts	10,135	*
		$0		$130,422

*	Only the current day’s variation margin as of May 31, 2015 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2015 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(469,033)	$23,669
Equity contracts	1,711,608	(386,176)
Foreign currency contracts	236,615	(26,302)
	$1,479,190	$(388,809)

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets

Notes to financial statements	Wells Fargo Advantage Allocation Funds	33

and Liabilities are not offset across transactions between the Funds and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$189,439	$0	$(189,439)	$0
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	130,422	0	(130,422)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended May 31, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Growth Balanced Fund	$602
Moderate Balanced Fund	305

For the year ended May 31, 2015, there were no borrowings by the Funds under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2015 and May 31, 2014 were as follows:

	Ordinary income		Long-term capital gain
	2015	2014	2015	2014
Growth Balanced Fund	$1,326,245	$2,829,309	$0	$0
Moderate Balanced Fund	4,508,014	1,082,971	2,849,163	0

As of May 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
Growth Balanced Fund	$2,719,381	$0	$36,726,423	$(144,529,745)
Moderate Balanced Fund	1,422,874	3,528,709	16,425,278	0

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

34	Wells Fargo Advantage Allocation Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Growth Balanced Fund and Wells Fargo Advantage Moderate Balanced Fund (the “Funds”), two of the funds constituting the Wells Fargo Funds Trust, as of May 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the period from October 1, 2010 to May 31, 2011, and the year ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 2015 with the custodian and brokers, by correspondence with the transfer agent or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of May 31, 2015, the results of their operations, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four year period then ended, the period from October 1, 2010 to May 31, 2011, and the year ended September 30, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 27, 2015

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	35

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.10%

Consumer Discretionary: 13.68%

Hotels, Restaurants & Leisure: 4.03%
Carnival Corporation	207,700	$9,622,741
McDonald’s Corporation	40,800	3,913,944

		13,536,685

Media: 5.78%
Omnicom Group Incorporated	135,600	10,106,268
Twenty-First Century Fox Incorporated Class A	276,400	9,287,040

		19,393,308

Multiline Retail: 1.25%
Kohl’s Corporation	64,200	4,204,458

Textiles, Apparel & Luxury Goods: 2.62%
Gildan Activewear Incorporated	277,200	8,776,152

Consumer Staples: 8.23%

Beverages: 1.40%
Diageo plc ADR	42,500	4,715,800

Food Products: 1.35%
Unilever NV ADR	105,900	4,521,930

Household Products: 2.93%
Colgate-Palmolive Company	51,100	3,412,969
The Procter & Gamble Company	81,700	6,404,463

		9,817,432

Tobacco: 2.55%
Philip Morris International	102,900	8,547,903

Energy: 8.39%

Oil, Gas & Consumable Fuels: 8.39%
Chevron Corporation	62,840	6,472,520
Devon Energy Corporation	96,600	6,300,252
Exxon Mobil Corporation	88,350	7,527,420
Noble Energy Incorporated	64,800	2,836,944
World Fuel Services Corporation	100,300	5,018,009

		28,155,145

Financials: 27.75%

Banks: 8.57%
Bank of America Corporation	500,300	8,254,950
JPMorgan Chase & Company	174,800	11,498,344
PNC Financial Services Group Incorporated	94,100	9,004,429

		28,757,723

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.79%
State Street Corporation	163,200	$12,718,176

Consumer Finance: 2.50%
American Express Company	105,100	8,378,572

Diversified Financial Services: 2.42%
Berkshire Hathaway Incorporated Class B †	56,800	8,122,400

Insurance: 10.47%
FNF Group	242,400	9,201,504
RenaissanceRe Holdings Limited	102,000	10,415,220
The Progressive Corporation	379,500	10,375,530
Willis Group Holdings plc	108,500	5,149,410

		35,141,664

Health Care: 15.81%

Health Care Equipment & Supplies: 4.56%
Baxter International Incorporated	104,100	6,934,101
Becton Dickinson & Company	59,500	8,360,345

		15,294,446

Health Care Providers & Services: 8.31%
Cardinal Health Incorporated	87,000	7,670,790
Laboratory Corporation of America Holdings †	89,100	10,509,345
UnitedHealth Group Incorporated	80,700	9,700,947

		27,881,082

Pharmaceuticals: 2.94%
Johnson & Johnson	98,600	9,873,804

Industrials: 13.10%

Air Freight & Logistics: 3.00%
United Parcel Service Incorporated Class B	101,600	10,080,752

Electrical Equipment: 1.90%
Eaton Corporation plc	89,100	6,378,669

Industrial Conglomerates: 2.04%
3M Company	43,000	6,840,440

Machinery: 4.53%
Donaldson Company Incorporated	169,400	6,040,804
Parker Hannifin Corporation	76,100	9,164,723

		15,205,527

Trading Companies & Distributors: 1.63%
WESCO International Incorporated †	75,900	5,454,174

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	37

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Information Technology: 5.22%

Communications Equipment: 2.38%
QUALCOMM Incorporated		114,400	$7,971,392

IT Services: 2.84%
Fiserv Incorporated †		64,000	5,129,600
Western Union Company		200,400	4,398,780

			9,528,380

Materials: 3.92%

Containers & Packaging: 3.92%
Ball Corporation		51,000	3,620,490
Crown Holdings Incorporated †		172,400	9,531,996

			13,152,486

Total Common Stocks (Cost $236,006,345)			322,448,500

	Yield
Short-Term Investments: 3.82%

Investment Companies: 3.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	12,804,474	12,804,474

Total Short-Term Investments (Cost $12,804,474)			12,804,474

Total investments in securities (Cost $248,810,819) *	99.92%	335,252,974
Other assets and liabilities, net	0.08	281,830

Total net assets	100.00%	$335,534,804

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $257,637,814 and unrealized gains (losses) consists of:

Gross unrealized gains	$87,636,133
Gross unrealized losses	(10,020,973)

Net unrealized gains	$77,615,160

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.72%

Consumer Discretionary: 23.95%

Auto Components: 1.25%
BorgWarner Incorporated	2,810	$169,022
Delphi Automotive plc	15,740	1,369,065

		1,538,087

Distributors: 0.51%
LKQ Corporation †	21,880	625,112

Hotels, Restaurants & Leisure: 4.34%
Chipotle Mexican Grill Incorporated †	2,900	1,785,008
Hilton Worldwide Holdings Incorporated †	36,999	1,071,491
Marriott International Incorporated Class A	7,740	603,643
Starbucks Corporation	32,628	1,695,351
Wynn Resorts Limited	1,910	192,318

		5,347,811

Internet & Catalog Retail: 3.10%
Amazon.com Incorporated †	6,510	2,794,287
Netflix Incorporated †	430	268,346
The Priceline Group Incorporated †	650	761,826

		3,824,459

Media: 3.72%
CBS Corporation Class B	7,530	464,752
Charter Communication Incorporated Class A «†	690	123,524
Comcast Corporation Class A	7,450	435,527
Liberty Global plc Class C †	22,790	1,224,963
The Walt Disney Company	13,570	1,497,721
Time Warner Incorporated	10,040	848,179

		4,594,666

Multiline Retail: 2.17%
Dollar General Corporation	1,500	108,885
Dollar Tree Incorporated †	26,960	2,021,730
Nordstrom Incorporated	7,560	549,158

		2,679,773

Specialty Retail: 5.15%
CarMax Incorporated †	22,100	1,569,984
O’Reilly Automotive Incorporated †	3,350	735,426
The Home Depot Incorporated	12,010	1,338,154
The TJX Companies Incorporated	17,600	1,133,088
Tractor Supply Company	18,100	1,577,234

		6,353,886

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	39

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.71%
HanesBrands Incorporated	2,450	$78,057
Nike Incorporated Class B	23,010	2,339,427
Under Armour Incorporated Class A †	15,790	1,238,094
VF Corporation	13,060	919,816

		4,575,394

Consumer Staples: 4.07%

Beverages: 1.08%
Constellation Brands Incorporated Class A	8,060	950,193
The Coca-Cola Company	9,480	388,301

		1,338,494

Food & Staples Retailing: 1.92%
Costco Wholesale Corporation	8,860	1,263,347
CVS Health Corporation	4,020	411,568
Sprouts Farmers Market Incorporated †	19,158	574,548
Whole Foods Market Incorporated	2,960	122,070

		2,371,533

Household Products: 0.38%
Colgate-Palmolive Company	6,940	463,523

Personal Products: 0.69%
The Estee Lauder Companies Incorporated Class A	9,690	847,197

Energy: 3.49%

Energy Equipment & Services: 0.64%
Schlumberger Limited	8,690	788,791

Oil, Gas & Consumable Fuels: 2.85%
Concho Resources Incorporated †	12,250	1,473,675
EOG Resources Incorporated	4,770	423,051
Pioneer Natural Resources Company	10,925	1,615,043

		3,511,769

Financials: 5.98%

Capital Markets: 2.56%
Affiliated Managers Group Incorporated †	3,810	852,145
Ameriprise Financial Incorporated	6,080	757,507
TD Ameritrade Holding Corporation	41,630	1,546,555

		3,156,207

Consumer Finance: 1.18%
American Express Company	6,660	530,935
Discover Financial Services	15,970	930,572

		1,461,507

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Diversified Financial Services: 1.79%
Intercontinental Exchange Incorporated	4,140	$980,269
McGraw Hill Financial Incorporated	11,830	1,227,363

		2,207,632

REITs: 0.45%
American Tower Corporation	5,970	553,956

Health Care: 18.11%

Biotechnology: 9.04%
Alexion Pharmaceuticals Incorporated †	13,970	2,288,845
Biogen Incorporated †	6,480	2,572,495
BioMarin Pharmaceutical Incorporated †	860	107,990
Celgene Corporation †	18,610	2,129,728
Gilead Sciences Incorporated †	15,199	1,706,392
Incyte Corporation †	1,650	181,748
Medivation Incorporated †	2,820	372,381
Regeneron Pharmaceuticals Incorporated †	3,500	1,793,960

		11,153,539

Health Care Equipment & Supplies: 0.96%
Intuitive Surgical Incorporated †	640	312,160
Medtronic plc	11,425	871,956

		1,184,116

Health Care Providers & Services: 2.26%
AmerisourceBergen Corporation	10,633	1,196,850
Envision Healthcare Holdings Incorporated †	8,937	330,222
McKesson Corporation	5,320	1,262,064

		2,789,136

Health Care Technology: 1.07%
Cerner Corporation †	18,130	1,219,968
Inovalon Holdings Incorporated «†	3,551	94,386

		1,314,354

Life Sciences Tools & Services: 0.69%
Mettler-Toledo International Incorporated †	1,310	425,331
Quintiles Transnational Holdings Incorporated †	6,124	426,904

		852,235

Pharmaceuticals: 4.09%
Actavis plc †	3,406	1,044,995
Endo International plc †	9,990	836,762
Mylan NV †	1,970	143,081
Perrigo Company plc	6,100	1,160,830
Shire plc ADR	3,550	923,533
Zoetis Incorporated	18,721	931,744

		5,040,945

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	41

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Industrials: 8.83%

Aerospace & Defense: 1.28%
The Boeing Company	5,790	$813,611
United Technologies Corporation	6,490	760,433

		1,574,044

Air Freight & Logistics: 0.40%
United Parcel Service Incorporated Class B	4,990	495,108

Airlines: 0.94%
Delta Air Lines Incorporated	11,360	487,571
Southwest Airlines Company	18,110	670,976

		1,158,547

Commercial Services & Supplies: 0.13%
Tyco International plc	3,980	160,633

Electrical Equipment: 0.20%
Rockwell Automation Incorporated	2,040	250,696

Industrial Conglomerates: 0.96%
3M Company	3,740	594,959
Danaher Corporation	6,810	587,839

		1,182,798

Road & Rail: 4.39%
Canadian Pacific Railway Limited	2,780	457,894
CSX Corporation	12,550	427,704
Kansas City Southern	8,330	753,865
Norfolk Southern Corporation	7,460	686,320
Union Pacific Corporation	30,590	3,086,837

		5,412,620

Trading Companies & Distributors: 0.53%
W.W. Grainger Incorporated	2,700	648,891

Information Technology: 29.74%

Communications Equipment: 1.57%
Cisco Systems Incorporated	11,900	348,789
F5 Networks Incorporated †	880	110,607
Palo Alto Networks Incorporated †	3,562	603,723
QUALCOMM Incorporated	12,531	873,160

		1,936,279

Electronic Equipment, Instruments & Components: 0.73%
TE Connectivity Limited	13,000	897,000

Internet Software & Services: 8.44%
Akamai Technologies Incorporated †	27,430	2,092,086
Facebook Incorporated Class A †	45,140	3,574,637

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Google Incorporated Class A †	5,004	$2,728,781
Google Incorporated Class C †	3,784	2,013,504

		10,409,008

IT Services: 6.05%
Accenture plc	8,350	801,934
Alliance Data Systems Corporation †	5,540	1,651,086
Cognizant Technology Solutions Corporation Class A †	650	42,068
MasterCard Incorporated Class A	20,390	1,881,181
Visa Incorporated Class A	44,880	3,082,358

		7,458,627

Semiconductors & Semiconductor Equipment: 2.89%
ARM Holdings plc ADR	17,270	919,973
Broadcom Corporation Class A	2,950	167,708
Microchip Technology Incorporated «	32,290	1,586,408
Micron Technology Incorporated †	5,182	144,733
Texas Instruments Incorporated	13,370	747,650

		3,566,472

Software: 5.01%
Adobe Systems Incorporated †	8,290	655,656
Microsoft Corporation	30,340	1,421,732
Salesforce.com Incorporated †	16,884	1,228,311
ServiceNow Incorporated †	18,280	1,400,431
Splunk Incorporated †	8,330	563,275
Tableau Software Incorporated Class A †	1,520	172,079
VMware Incorporated †	2,130	185,992
Workday Incorporated Class A †	7,000	552,440

		6,179,916

Technology Hardware, Storage & Peripherals: 5.05%
Apple Incorporated	45,587	5,939,074
Western Digital Corporation	3,010	293,054

		6,232,128

Materials: 3.13%

Chemicals: 3.13%
Airgas Incorporated	1,360	138,635
Axalta Coating Systems Limited †	26,110	894,268
Ecolab Incorporated	8,270	948,156
Monsanto Company	4,660	545,127
Praxair Incorporated	10,900	1,339,174

		3,865,360

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	43

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 1.42%

Diversified Telecommunication Services: 0.75%
Level 3 Communications Incorporated †		16,630	$922,632

Wireless Telecommunication Services: 0.67%
SBA Communications Corporation Class A †		7,433	831,084

Total Common Stocks (Cost $77,463,616)			121,755,965

	Yield
Short-Term Investments: 1.95%

Investment Companies: 1.95%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	1,367,050	1,367,050
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	1,036,009	1,036,009

Total Short-Term Investments (Cost $2,403,059)			2,403,059

Total investments in securities (Cost $79,866,675) *	100.67%	124,159,024
Other assets and liabilities, net	(0.67)	(829,163)

Total net assets	100.00%	$123,329,861

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $80,137,986 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,710,899
Gross unrealized losses	(689,861)

Net unrealized gains	$44,021,038

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.34%

Consumer Discretionary: 14.75%

Auto Components: 2.50%
Gentherm Incorporated †	426,900	$21,882,894
Motorcar Parts of America Incorporated †	235,172	6,765,898

		28,648,792

Diversified Consumer Services: 1.67%
Grand Canyon Education Incorporated †	358,400	15,307,264
LifeLock Incorporated †	256,800	3,908,496

		19,215,760

Hotels, Restaurants & Leisure: 5.66%
Fiesta Restaurant Group Incorporated †	475,255	22,113,615
Jack in the Box Incorporated	132,700	11,519,687
La Quinta Holdings Incorporated †	496,512	12,343,288
The Habit Restaurants Incorporated Class A «†	287,213	10,089,793
Zoe’s Kitchen Incorporated «†	279,630	8,858,678

		64,925,061

Leisure Products: 0.55%
Performance Sports Group Limited †	321,202	6,321,255

Media: 1.10%
IMAX Corporation †	312,410	12,602,619

Specialty Retail: 1.50%
Boot Barn Holdings Incorporated †	401,779	9,827,514
Five Below Incorporated †	222,097	7,384,725

		17,212,239

Textiles, Apparel & Luxury Goods: 1.77%
G-III Apparel Group Limited †	358,000	20,355,880

Consumer Staples: 0.88%

Food & Staples Retailing: 0.88%
United Natural Foods Incorporated †	150,640	10,103,425

Energy: 4.27%

Oil, Gas & Consumable Fuels: 4.27%
Diamondback Energy Incorporated †	106,957	8,322,324
Matador Resources Company †	322,992	8,895,200
Parsley Energy Incorporated Class A †	492,148	8,607,669
PDC Energy Incorporated †	170,500	10,168,620
RSP Permian Incorporated †	458,188	13,049,194

		49,043,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	45

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 6.46%

Capital Markets: 1.32%
Financial Engines Incorporated «	351,130	$15,063,477

Consumer Finance: 1.25%
Portfolio Recovery Associates Incorporated †	252,900	14,354,604

Diversified Financial Services: 3.84%
MarketAxess Holdings Incorporated	498,471	44,089,760

Thrifts & Mortgage Finance: 0.05%
LendingTree Incorporated †	9,800	580,748

Health Care: 34.21%

Biotechnology: 6.13%
Exact Sciences Corporation «†	417,857	11,286,318
Ligand Pharmaceuticals Incorporated †	73,200	6,449,652
PTC Therapeutics Incorporated †	319,600	18,565,564
Repligen Corporation †	374,800	15,276,848
Retrophin Incorporated †	114,355	3,618,192
Spark Therapeutics Incorporated «†	110,749	8,155,556
Ultragenyx Pharmaceutical Incorporated †	81,100	7,055,700

		70,407,830

Health Care Equipment & Supplies: 9.75%
Align Technology Incorporated †	94,200	5,715,114
Cardiovascular Systems Incorporated †	614,574	17,195,781
Cynosure Incorporated Class A †	388,378	13,865,095
DexCom Incorporated †	339,000	24,313,080
Endologix Incorporated †	347,194	5,794,668
Entellus Medical Incorporated †	150,965	3,525,033
NxStage Medical Incorporated †	730,860	11,847,241
Tandem Diabetes Care Incorporated †	467,637	5,644,379
The Spectranetics Corporation «†	965,869	23,982,527

		111,882,918

Health Care Providers & Services: 11.21%
AAC Holdings Incorporated «†	247,581	9,620,998
Acadia Healthcare Company Incorporated †	559,560	41,485,778
Adeptus Health Incorporated Class A †	178,135	12,478,357
Diplomat Pharmacy Incorporated †	284,626	11,000,795
ExamWorks Group Incorporated †	787,728	32,202,321
HealthEquity Incorporated †	427,902	11,343,682
Team Health Holdings Incorporated †	178,900	10,462,072

		128,594,003

Health Care Technology: 0.55%
Medidata Solutions Incorporated †	108,200	6,276,682

Life Sciences Tools & Services: 1.12%
ICON plc ADR †	129,900	8,426,613

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services (continued)
INC Research Holdings Incorporated Class A †	128,133	$4,432,120

		12,858,733

Pharmaceuticals: 5.45%
Akorn Incorporated †	455,234	20,895,241
ANI Pharmaceuticals Incorporated «†	130,900	6,594,742
BioDelivery Sciences International Incorporated «†	542,000	4,617,840
Horizon Pharma plc «†	415,297	13,468,082
IGI Laboratories Incorporated «†	580,500	3,773,250
Intersect ENT Incorporated †	482,540	11,455,500
Pernix Therapeutics Holdings Incorporated «†	282,500	1,799,525

		62,604,180

Industrials: 7.01%

Aerospace & Defense: 0.41%
TASER International Incorporated †	150,100	4,740,158

Air Freight & Logistics: 0.97%
XPO Logistics Incorporated «†	227,100	11,164,236

Building Products: 1.03%
Apogee Enterprises Incorporated	134,600	7,232,058
Trex Company Incorporated †	89,400	4,523,640

		11,755,698

Electrical Equipment: 1.05%
Power Solutions International Incorporated «†	217,948	11,987,140

Professional Services: 3.55%
CEB Incorporated	76,046	6,432,731
On Assignment Incorporated †	524,713	19,671,490
Wageworks Incorporated †	342,450	14,684,256

		40,788,477

Information Technology: 30.64%

Communications Equipment: 0.53%
Infinera Corporation †	297,300	6,136,272

Electronic Equipment, Instruments & Components: 0.61%
Cognex Corporation †	138,200	6,974,954

Internet Software & Services: 12.11%
DealerTrack Holdings Incorporated †	395,900	16,509,030
Demandware Incorporated †	336,100	20,932,308
Envestnet Incorporated †	728,492	31,915,235
HomeAway Incorporated †	445,545	12,506,448
Hortonworks Incorporated «†	165,227	4,340,513
Marketo Incorporated †	164,900	4,918,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	47

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Internet Software & Services (continued)
MaxPoint Interactive Incorporated †		448,298	$4,133,308
Q2 Holdings Incorporated †		483,033	11,452,712
SPS Commerce Incorporated †		497,432	32,343,029

			139,051,550

IT Services: 1.90%
InterXion Holding NV †		339,400	10,416,186
MAXIMUS Incorporated		95,000	6,210,150
WEX Incorporated †		45,321	5,138,948

			21,765,284

Semiconductors & Semiconductor Equipment: 0.65%
Cavium Incorporated †		105,800	7,445,146

Software: 14.84%
Barracuda Networks Incorporated †		171,683	6,754,009
Callidus Software Incorporated †		900,552	12,895,905
Fleetmatics Group plc †		385,220	16,106,048
Guidewire Software Incorporated †		170,601	8,265,618
HubSpot Incorporated †		193,276	9,818,421
MobileIron Incorporated †		751,823	4,525,974
Paycom Software Incorporated †		185,000	6,430,600
Paylocity Holding Corporation †		239,133	8,006,173
Proofpoint Incorporated †		636,840	37,656,349
PROS Holdings Incorporated †		128,422	2,472,124
Qlik Technologies Incorporated †		219,300	7,932,081
Qualys Incorporated †		249,500	10,159,640
Synchronoss Technologies Incorporated †		405,101	17,840,648
Tyler Technologies Incorporated †		94,225	11,446,453
Ultimate Software Group Incorporated †		61,870	10,009,947

			170,319,990

Telecommunication Services: 0.12%

Wireless Telecommunication Services: 0.12%
Ringcentral Incorporated Class A †		82,000	1,401,380

Total Common Stocks (Cost $766,609,747)			1,128,671,258

	Yield
Short-Term Investments: 9.69%

Investment Companies: 9.69%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	98,237,991	98,237,991
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	12,996,968	12,996,968

Total Short-Term Investments (Cost $111,234,959)			111,234,959

Total investments in securities (Cost $877,844,706) *	108.03%	1,239,906,217
Other assets and liabilities, net	(8.03)	(92,138,784)

Total net assets	100.00%	$1,147,767,433

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

EMERGING GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $879,277,682 and unrealized gains (losses) consists of:

Gross unrealized gains	$379,892,596
Gross unrealized losses	(19,264,061)

Net unrealized gains	$360,628,535

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	49

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.00%

Consumer Discretionary: 12.10%

Auto Components: 0.42%
Other securities		$11,748,949	0.42%

Automobiles: 0.62%
Other securities		17,265,774	0.62

Distributors: 0.07%
Other securities		1,987,988	0.07

Diversified Consumer Services: 0.05%
Other securities		1,256,794	0.05

Hotels, Restaurants & Leisure: 1.65%
McDonald’s Corporation	138,307	13,267,791	0.48
Other securities		32,569,827	1.17

		45,837,618	1.65

Household Durables: 0.42%
Other securities		11,564,412	0.42

Internet & Catalog Retail: 1.46%
Amazon.com Incorporated †	54,797	23,520,516	0.85
Other securities		16,941,891	0.61

		40,462,407	1.46

Leisure Products: 0.09%
Other securities		2,417,595	0.09

Media: 3.48%
Comcast Corporation Class A	365,664	21,376,717	0.77
The Walt Disney Company	225,005	24,833,802	0.90
Other securities		50,191,335	1.81

		96,401,854	3.48

Multiline Retail: 0.74%
Other securities		20,387,308	0.74

Specialty Retail: 2.27%
The Home Depot Incorporated	189,638	21,129,466	0.76
Other securities		41,795,872	1.51

		62,925,338	2.27

Textiles, Apparel & Luxury Goods: 0.83%
Other securities		23,000,702	0.83

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 9.19%

Beverages: 2.04%
PepsiCo Incorporated	213,316	$20,570,062	0.74%
The Coca-Cola Company	565,480	23,162,061	0.83
Other securities		12,844,669	0.47

		56,576,792	2.04

Food & Staples Retailing: 2.30%
CVS Health Corporation	161,926	16,577,984	0.60
Wal-Mart Stores Incorporated	227,273	16,879,566	0.61
Other securities		30,254,524	1.09

		63,712,074	2.30

Food Products: 1.62%
Other securities		44,931,323	1.62

Household Products: 1.68%
The Procter & Gamble Company	388,608	30,462,981	1.10
Other securities		15,952,529	0.58

		46,415,510	1.68

Personal Products: 0.10%
Other securities		2,806,416	0.10

Tobacco: 1.45%
Altria Group Incorporated	283,388	14,509,466	0.52
Philip Morris International	222,606	18,491,880	0.67
Other securities		7,158,586	0.26

		40,159,932	1.45

Energy: 7.72%

Energy Equipment & Services: 1.28%
Schlumberger Limited	183,520	16,658,110	0.60
Other securities		18,873,281	0.68

		35,531,391	1.28

Oil, Gas & Consumable Fuels: 6.44%
Chevron Corporation	270,561	27,867,783	1.01
Exxon Mobil Corporation	603,624	51,428,765	1.86
Other securities		99,050,537	3.57

		178,347,085	6.44

Financials: 15.74%

Banks: 5.76%
Bank of America Corporation	1,513,785	24,977,453	0.90
Citigroup Incorporated	436,577	23,610,084	0.85
JPMorgan Chase & Company	536,511	35,291,694	1.27

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	51

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	674,695	$37,755,932	1.36%
Other securities		38,051,838	1.38

		159,687,001	5.76

Capital Markets: 2.23%
Other securities		61,728,409	2.23

Consumer Finance: 0.78%
Other securities		21,551,025	0.78

Diversified Financial Services: 1.97%
Berkshire Hathaway Incorporated Class B †	262,432	37,527,776	1.35
Other securities		16,961,821	0.62

		54,489,597	1.97

Insurance: 2.59%
Other securities		71,701,428	2.59

Real Estate Management & Development: 0.05%
Other securities		1,539,351	0.05

REITs: 2.34%
Other securities		64,739,091	2.34

Thrifts & Mortgage Finance: 0.02%
Other securities		659,047	0.02

Health Care: 14.65%

Biotechnology: 2.97%
Amgen Incorporated	109,202	17,063,905	0.62
Biogen Idec Incorporated †	33,761	13,402,779	0.48
Celgene Corporation †	115,207	13,184,289	0.47
Gilead Sciences Incorporated †	214,328	24,062,605	0.87
Other securities		14,676,682	0.53

		82,390,260	2.97

Health Care Equipment & Supplies: 2.08%
Medtronic plc	205,070	15,650,942	0.56
Other securities		42,102,778	1.52

		57,753,720	2.08

Health Care Providers & Services: 2.78%
UnitedHealth Group Incorporated	137,238	16,497,380	0.60
Other securities		60,466,955	2.18

		76,964,335	2.78

Health Care Technology: 0.11%
Other securities		2,952,416	0.11

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Life Sciences Tools & Services: 0.43%
Other securities		$11,846,225	0.43%

Pharmaceuticals: 6.28%
AbbVie Incorporated	247,565	16,485,353	0.59
Actavis plc †	56,191	17,239,961	0.62
Bristol-Myers Squibb Company	239,182	15,451,157	0.56
Johnson & Johnson	400,118	40,067,817	1.45
Merck & Company Incorporated	408,421	24,868,755	0.90
Pfizer Incorporated	881,954	30,647,902	1.10
Other securities		29,285,581	1.06

		174,046,526	6.28

Industrials: 9.87%

Aerospace & Defense : 2.56%
The Boeing Company	94,267	13,246,399	0.48
United Technologies Corporation	118,915	13,933,271	0.50
Other securities		43,806,539	1.58

		70,986,209	2.56

Air Freight & Logistics: 0.69%
Other securities		19,054,844	0.69

Airlines: 0.47%
Other securities		13,068,288	0.47

Building Products: 0.08%
Other securities		2,224,292	0.08

Commercial Services & Supplies: 0.41%
Other securities		11,360,664	0.41

Construction & Engineering: 0.10%
Other securities		2,886,518	0.10

Electrical Equipment: 0.55%
Other securities		15,097,164	0.55

Industrial Conglomerates: 2.32%
3M Company	91,342	14,530,685	0.52
General Electric Company	1,448,359	39,496,750	1.43
Other securities		10,154,007	0.37

		64,181,442	2.32

Machinery: 1.44%
Other securities		39,886,574	1.44

Professional Services: 0.21%
Other securities		5,887,058	0.21

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	53

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.86%
Other securities		$23,861,603	0.86%

Trading Companies & Distributors: 0.18%
Other securities		4,934,561	0.18

Information Technology: 19.54%

Communications Equipment: 1.58%
Cisco Systems Incorporated	734,581	21,530,569	0.78
QUALCOMM Incorporated	237,375	16,540,290	0.59
Other securities		5,777,544	0.21

		43,848,403	1.58

Electronic Equipment, Instruments & Components: 0.40%
Other securities		11,021,878	0.40

Internet Software & Services: 3.20%
Facebook Incorporated Class A †	302,086	23,922,190	0.86
Google Incorporated Class A †	41,093	22,408,835	0.81
Google Incorporated Class C †	41,292	21,971,886	0.79
Other securities		20,199,802	0.74

		88,502,713	3.20

IT Services: 3.31%
International Business Machines Corporation	132,280	22,441,302	0.81
MasterCard Incorporated Class A	140,475	12,960,224	0.47
Visa Incorporated Class A	279,159	19,172,640	0.69
Other securities		37,094,957	1.34

		91,669,123	3.31

Semiconductors & Semiconductor Equipment: 2.46%
Intel Corporation	681,519	23,485,145	0.85
Other securities		44,727,438	1.61

		68,212,583	2.46

Software: 3.73%
Microsoft Corporation	1,180,540	55,320,104	2.00
Oracle Corporation	461,306	20,062,198	0.73
Other securities		27,821,877	1.00

		103,204,179	3.73

Technology Hardware, Storage & Peripherals: 4.86%
Apple Incorporated	838,192	109,199,654	3.94
Other securities		25,537,306	0.92

		134,736,960	4.86

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

INDEX PORTFOLIO

Security name		Shares	Value	Percent of net assets

Materials: 3.10%

Chemicals: 2.33%
Other securities			$64,488,393	2.33%

Construction Materials : 0.11%
Other securities			3,035,311	0.11

Containers & Packaging: 0.20%
Other securities			5,464,541	0.20

Metals & Mining: 0.35%
Other securities			9,774,018	0.35

Paper & Forest Products: 0.11%
Other securities			3,153,752	0.11

Telecommunication Services: 2.21%

Diversified Telecommunication Services: 2.21%
AT&T Incorporated		746,875	25,797,063	0.93
Verizon Communications Incorporated		597,971	29,563,686	1.07
Other securities			5,742,242	0.21

			61,102,991	2.21

Utilities: 2.88%

Electric Utilities: 1.63%
Other securities			45,130,024	1.63

Gas Utilities: 0.03%
Other securities			867,321	0.03

Independent Power & Renewable Electricity Producers: 0.09%
Other securities			2,560,549	0.09

Multi-Utilities: 1.13%
Other securities			31,233,583	1.13

Total Common Stocks (Cost $1,305,178,044)			2,687,221,232	97.00

	Yield
Short-Term Investments: 1.35%

Investment Companies: 1.26%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	6,011,425	6,011,425	0.22
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	28,916,139	28,916,139	1.04

			34,927,564	1.26

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	55

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01%	7-9-2015	$2,060,000	$2,060,000	0.08%
U.S. Treasury Bill (z)#	0.02	7-23-2015	225,000	224,998	0.01

				2,284,998	0.09

Total Short-Term Investments (Cost $37,212,528)				37,212,562	1.35

Total investments in securities (Cost $1,342,390,572) *				2,724,433,794	98.35%
Other assets and liabilities, net				45,810,140	1.65

Total net assets				$2,770,243,934	100.00%

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,419,575,004 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,403,182,989
Gross unrealized losses	(98,324,199)

Net unrealized gains	$1,304,858,790

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.40%

Belgium: 3.45%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	25,736	$3,093,697
Telenet Group Holding NV (Consumer Discretionary, Media) †	21,341	1,159,753
UCB SA (Health Care, Pharmaceuticals)	16,808	1,201,761

		5,455,211

Brazil: 0.15%
Ambev SA ADR (Consumer Staples, Beverages)	42,189	242,587

China: 10.34%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	11,473	1,024,768
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	37,736	7,449,086
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets) †	2,596,096	1,643,978
JD.com Incorporated ADR (Consumer Discretionary, Internet & Catalog Retail) †	4,822	162,405
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	152,364	2,242,135
Tencent Holdings Limited (Information Technology, Internet Software & Services)	192,200	3,859,542

		16,381,914

France: 5.40%
L’Oreal SA (Consumer Staples, Personal Products)	6,427	1,213,756
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,930	1,234,159
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	62,530	986,197
Pernod-Ricard SA (Consumer Staples, Beverages)	9,721	1,201,648
Schneider Electric SE (Industrials, Electrical Equipment)	21,831	1,649,137
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	61,949	2,259,902

		8,544,799

Germany: 10.24%
Allianz AG (Financials, Insurance)	8,488	1,330,768
Bayer AG (Health Care, Pharmaceuticals) «	43,474	6,166,589
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	16,941	1,873,655
Beiersdorf AG (Consumer Staples, Personal Products)	22,204	2,009,948
Deutsche Post AG (Industrials, Air Freight & Logistics)	40,579	1,223,167
Linde AG (Materials, Chemicals)	18,819	3,613,959

		16,218,086

Hong Kong: 4.65%
AIA Group Limited (Financials, Insurance)	915,000	6,024,356
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	153,500	1,343,235

		7,367,591

India: 1.65%
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	22,307	246,694
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	92,342	1,787,162
Infosys Limited ADR (Information Technology, IT Services) «	17,886	570,027

		2,603,883

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	57

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Italy: 1.30%
Mediaset SpA (Consumer Discretionary, Media) †	198,089	$954,223
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services) †	902,748	1,106,501

		2,060,724

Japan: 8.97%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	525,000	2,537,969
NGK Insulators Limited (Industrials, Machinery)	108,000	2,688,797
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	104,900	3,587,806
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	800	87,661
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	12,600	575,611
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	68,200	4,727,815

		14,205,659

Mexico: 3.19%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	133,407	5,049,455

Netherlands: 3.14%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	44,545	4,977,994

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	20,302

Spain: 0.89%
Grifols SA (Health Care, Biotechnology)	19,909	793,956
Grifols SA ADR (Health Care, Biotechnology)	19,557	621,913

		1,415,869

Sweden: 1.90%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	12,700	1,599,695
Swedbank AB Class A (Financials, Banks)	60,216	1,412,444

		3,012,139

Switzerland: 12.69%
Actelion Limited (Health Care, Biotechnology)	16,796	2,348,241
Adecco SA (Industrials, Professional Services)	23,321	1,853,571
Nestle SA (Consumer Staples, Food Products)	54,447	4,223,213
Novartis AG (Health Care, Pharmaceuticals)	16,097	1,652,775
Roche Holding AG (Health Care, Pharmaceuticals)	12,115	3,560,316
Syngenta AG (Materials, Chemicals)	8,147	3,688,406
Zurich Insurance Group AG (Financials, Insurance)	8,712	2,779,942

		20,106,464

United Kingdom: 20.29%
Babcock International Group plc (Industrials, Commercial Services & Supplies)	50,483	868,030
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	202,240	1,380,766
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,938	481,043
Croda International plc (Materials, Chemicals)	50,292	2,248,339
Delphi Automotive plc (Consumer Discretionary, Auto Components)	27,525	2,394,125
Diageo plc (Consumer Staples, Beverages)	1,639	45,479

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			35,127	$1,471,591
International Consolidated Airlines Group SA (Industrials, Airlines) †			247,161	2,092,795
Johnson Matthey plc (Materials, Chemicals)			74,266	3,971,650
Liberty Global plc Class A (Consumer Discretionary, Media) †			52,403	3,014,745
Liberty Global plc Class C (Consumer Discretionary, Media) †			86,526	4,650,773
Lloyds Banking Group plc (Financials, Banks)			1,569,034	2,104,822
Prudential plc (Financials, Insurance)			75,313	1,872,813
SABMiller plc (Consumer Staples, Beverages)			53,962	2,881,695
WPP plc (Consumer Discretionary, Media)			113,308	2,666,971

				32,145,637

United States: 6.14%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †			37,015	2,395,611
Medtronic plc (Health Care, Health Care Equipment & Supplies)			72,841	5,559,225
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			4,529	344,113
Schlumberger Limited (Energy, Energy Equipment & Services)			8,012	727,249
WABCO Holdings Incorporated (Industrials, Machinery) †			5,514	697,080

				9,723,278

Total Common Stocks (Cost $114,655,636)				149,531,592

		Expiration date

Participation Notes: 0.93%

Ireland: 0.93%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		11-17-2016	115,900	1,469,561

Total Participation Notes (Cost $969,118)				1,469,561

	Dividend yield

Preferred Stocks: 3.22%

Germany: 3.22%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.17%		11,296	1,351,677
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles) ±	2.59		26,001	2,296,546
Volkswagen AG (Consumer Discretionary, Automobiles) ±	2.27		5,988	1,453,435

Total Preferred Stocks (Cost $4,590,805)				5,101,658

	Yield
Short-Term Investments: 5.63%

Investment Companies: 5.63%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		6,801,751	6,801,751
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		2,125,600	2,125,600

Total Short-Term Investments (Cost $8,927,351)				8,927,351

Total investments in securities (Cost $129,142,910) *	104.18%	165,030,162
Other assets and liabilities, net	(4.18)	(6,625,833)

Total net assets	100.00%	$158,404,329

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	59

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $129,461,383 and unrealized gains (losses) consists of:

Gross unrealized gains	$36,881,600
Gross unrealized losses	(1,312,821)

Net unrealized gains	$35,568,779

The following table shows the percent of total long-term investments by sector as of May 31, 2015:

Consumer Discretionary	23.20%
Health Care	16.39
Financials	13.95
Information Technology	12.99
Industrials	11.68
Consumer Staples	10.43
Materials	8.66
Telecommunication Services	2.23
Energy	0.47

100.00%

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.50%

Australia: 5.32%
AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,631,737
Arrium Limited (Materials, Metals & Mining)	3,063,400	409,871
Bendigo Bank Limited (Financials, Banks)	272,500	2,560,497
Boart Longyear Group Limited (Industrials, Construction & Engineering) †	199,991	25,229
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	783,271
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,500,653
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,043,134
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	730,278
Independence Group NL (Materials, Metals & Mining) «	404,400	1,499,542
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,464,460
Mcmillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,589,264
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	828,765
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	277,211
Mineral Resources Limited (Materials, Metals & Mining) «	144,300	841,776
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,059,500	1,215,061
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	149,442
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,384,034
Qantas Airways Limited (Industrials, Airlines) †	617,700	1,662,364
Rio Tinto Limited (Materials, Metals & Mining)	58,300	2,594,164
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	967,197
United Construction Group Limited (Industrials, Construction & Engineering) «	152,800	271,030

		28,428,980

Austria: 1.15%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,166,872
Raiffeisen Bank International AG (Financials, Banks) «	81,200	1,248,548
RHI AG (Materials, Construction Materials) «	64,721	1,752,198
Voestalpine AG (Materials, Metals & Mining)	47,700	1,983,968

		6,151,586

Belgium: 0.66%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	3,516,366

Brazil: 1.18%
Banco do Brasil SA (Financials, Banks)	196,000	1,398,814
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	1,474,080
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	358,103
JBS SA (Consumer Staples, Food Products)	625,700	3,063,403

		6,294,400

Canada: 2.53%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	131,600	7,563,085
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	120,200	3,322,028
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,603,409

		13,488,522

China: 3.31%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	887,902

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	61

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	$1,554,494
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,152,000	3,657,395
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	3,222,901
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,829,171
PICC Property & Casualty Company Limited (Financials, Insurance)	1,225,000	2,809,064
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	823,400	2,729,215

		17,690,142

Czech Republic: 0.27%
CEZ AS (Utilities, Electric Utilities)	57,500	1,431,939

Denmark: 0.24%
Sydbank AG (Financials, Banks)	32,644	1,265,344

Finland: 0.35%
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,892,885

France: 8.37%
Alstom SA (Industrials, Machinery) †	83,800	2,623,530
AXA SA (Financials, Insurance)	132,200	3,327,150
BNP Paribas SA (Financials, Banks)	49,100	2,962,184
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components) «	24,000	2,571,867
Credit Agricole SA (Financials, Banks) «	219,328	3,274,872
Electricite de France SA (Utilities, Electric Utilities) «	148,600	3,652,581
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,204,803
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	82,900	8,117,025
SCOR SE (Financials, Insurance)	109,700	3,759,086
Societe Generale SA (Financials, Banks) «	39,000	1,821,503
Thales SA (Industrials, Aerospace & Defense) «	59,100	3,676,476
Total SA (Energy, Oil, Gas & Consumable Fuels) «	93,700	4,731,320

		44,722,397

Germany: 7.83%
Allianz AG (Financials, Insurance)	35,700	5,597,129
BASF SE (Materials, Chemicals)	46,500	4,300,174
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,450,683
Daimler AG (Consumer Discretionary, Automobiles)	75,700	7,090,291
Deutsche Bank AG (Financials, Capital Markets)	130,100	3,917,297
E.ON SE (Utilities, Multi-Utilities) «	87,200	1,280,468
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	3,011,484
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	3,634,934
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,607,766
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,502,544
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,448,337
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals)	26,600	992,134

		41,833,241

Hong Kong: 2.67%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	1,960,009

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Hong Kong (continued)
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	$1,119,958
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,012,500	1,804,666
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	3,516,898
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,586,000	1,697,755
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	2,043,193
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,101,781

		14,244,260

Hungary: 0.15%
Richter Gedeon (Health Care, Pharmaceuticals)	50,300	821,944

India: 1.04%
Gail Limited (Utilities, Gas Utilities)	28,100	1,045,320
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	3,209,540
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	1,288,516

		5,543,376

Ireland: 0.89%
C&C Group plc (Consumer Staples, Beverages)	240,000	926,526
Permanent tsb Group Holdings plc (Financials, Banks) †	1,115	5,058
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,839,514

		4,771,098

Israel: 1.12%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,847,844
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	3,118,856

		5,966,700

Italy: 1.14%
Enel SpA (Utilities, Electric Utilities)	688,400	3,340,316
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	2,759,574

		6,099,890

Japan: 21.63%
Adeka Corporation (Materials, Chemicals)	165,200	2,294,685
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	2,145,881
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,466,032
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	2,794,662
Aozora Bank Limited (Financials, Banks)	588,000	2,269,283
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,455,868
CKD Corporation (Industrials, Machinery)	171,200	1,804,211
DIC Corporation (Materials, Chemicals)	808,700	2,326,116
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	1,312,072
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	3,099,126
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,489,232
Fujikura Limited (Industrials, Electrical Equipment)	250,500	1,392,620
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	110,300	1,503,222
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,716,642

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	63

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Japan Airlines Company Limited (Industrials, Airlines)	80,700	$2,779,620
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	1,712,565
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,806,357
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	102,800	2,328,250
Kureha Corporation (Materials, Chemicals)	271,000	1,111,381
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,081,860
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,915,522
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,026,612
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	56,900	883,884
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,213,391
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	797,152
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	4,877,094
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,660,747
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,965,655
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	872,223
Nichirei Corporation (Consumer Staples, Food Products)	252,000	1,417,202
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	8,172,042
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,398,742
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,242,799
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	48,200	1,511,456
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,819,444
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,738,710
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,976,473
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,693,429
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,401,905
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	149,000	2,307,960
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,586,617
Suzuken Company Limited (Health Care, Health Care Providers & Services)	26,400	862,523
The Keiyo Bank Limited (Financials, Banks)	62,000	339,185
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,246,215
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	3,624,058
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	1,734,678
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	3,357,298

		115,532,701

Liechtenstein: 0.12%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) «(i)	7,800	655,637

Netherlands: 2.21%
Aegon NV (Financials, Insurance) «	334,000	2,542,514
ING Groep NV (Financials, Banks) †	237,100	3,899,594
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	5,360,923

		11,803,031

Norway: 1.60%
Atea ASA (Information Technology, IT Services)	84,900	950,465
DnB Nor ASA (Financials, Banks)	148,800	2,613,634
Marine Harvest ASA (Consumer Staples, Food Products)	195,900	2,259,924
Yara International ASA (Materials, Chemicals)	53,600	2,705,089

		8,529,112

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Poland: 0.52%
Asseco Poland SA (Information Technology, Software)	101,800	$1,631,955
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,123,452

		2,755,407

Russia: 0.91%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	1,972,684
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	886	11,704
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,883,496

		4,867,884

Singapore: 1.00%
DBS Group Holdings Limited (Financials, Banks)	227,000	3,418,218
United Overseas Bank Limited (Financials, Banks)	113,000	1,939,634

		5,357,852

South Africa: 0.54%
Barclays Africa Group Limited (Financials, Banks)	200,300	2,898,266

South Korea: 3.13%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,890,593
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	46,218	1,645,207
Industrial Bank of Korea (Financials, Banks)	192,500	2,527,295
KJB Financial Group Company Limited (Financials, Banks) †	13,510	100,693
KNB Financial Group Company Limited (Financials, Banks) †	20,645	184,422
KT&G Corporation (Consumer Staples, Tobacco)	43,000	3,740,311
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,960,027
Woori Bank (Financials, Banks)	178,044	1,686,859

		16,735,407

Spain: 0.57%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	3,059,921

Sweden: 2.33%
Boliden AB (Materials, Metals & Mining)	169,300	3,629,630
Nordea Bank AB (Financials, Banks)	177,300	2,306,054
Saab AB Class B (Industrials, Aerospace & Defense)	89,000	2,288,020
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,789,476
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	2,457,544

		12,470,724

Switzerland: 4.91%
Baloise Holding AG (Financials, Insurance)	28,800	3,588,317
Credit Suisse Group AG (Financials, Capital Markets)	273,395	7,246,124
GAM Holding AG (Financials, Capital Markets)	69,000	1,538,065
Georg Fischer AG (Industrials, Machinery)	3,000	2,271,107
Swiss Life Holding AG (Financials, Insurance)	6,800	1,631,537
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,355,376
UBS AG (Financials, Capital Markets)	5,400	115,774
Zurich Insurance Group AG (Financials, Insurance)	17,100	5,456,498

		26,202,798

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	65

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Taiwan: 0.97%
InnoLux Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,364,000	$2,082,429
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	3,088,848

		5,171,277

Thailand: 0.69%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,163,523
Thanachart Capital plc (Financials, Banks)	1,481,500	1,508,364

		3,671,887

United Kingdom: 17.15%
3i Group plc (Financials, Capital Markets)	409,100	3,520,261
Alent plc (Materials, Chemicals)	90,300	523,765
AMEC plc (Energy, Energy Equipment & Services)	83,300	1,209,499
Amlin plc (Financials, Insurance)	317,800	2,368,398
Anglo American plc (Materials, Metals & Mining)	107,000	1,677,908
AstraZeneca plc (Health Care, Pharmaceuticals)	38,500	2,572,928
Aviva plc (Financials, Insurance)	314,900	2,519,570
BAE Systems plc (Industrials, Aerospace & Defense)	793,900	6,248,993
Barclays plc (Financials, Banks)	715,000	2,950,576
Barratt Developments plc (Consumer Discretionary, Household Durables)	287,300	2,599,527
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	2,780,575
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	5,816,605
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	509,700	3,479,907
Carillion plc (Industrials, Construction & Engineering)	261,500	1,324,528
Centrica plc (Utilities, Multi-Utilities)	898,500	3,812,190
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	843,484
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,795,003
easyJet plc (Industrials, Airlines)	75,100	1,846,856
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,652,161
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,454,790
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	290,000	698,097
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	907,900	3,491,288
Kesa Electricals plc (Consumer Discretionary, Specialty Retail) (i)†	547,900	611,310
Lloyds Banking Group plc (Financials, Banks)	1,749,400	2,346,779
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,425,443
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	34,000	235,144
Mondi plc (Materials, Paper & Forest Products)	127,600	2,878,552
Old Mutual plc (Financials, Insurance)	982,800	3,321,168
Pace plc (Consumer Discretionary, Household Durables)	308,800	1,944,988
Petrofac Limited (Energy, Energy Equipment & Services)	84,300	1,166,039
Premier Foods plc (Consumer Staples, Food Products) †	73,926	46,890
Rolls-Royce Holdings plc C Shares (Industrials, Aerospace & Defense) (a)†	35,010,300	53,510
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	50,900	776,400
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	287,900	8,683,920
Standard Chartered plc (Financials, Banks)	253,000	4,044,727
Tate & Lyle plc (Consumer Staples, Food Products)	158,800	1,412,572
Tesco plc (Consumer Staples, Food & Staples Retailing)	169,000	549,145
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,689,101
Vesuvius plc (Industrials, Machinery)	145,400	993,587

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
WH Smith plc (Consumer Discretionary, Specialty Retail)		62,100	$1,469,263
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	1,776,439

			91,611,886

Total Common Stocks (Cost $494,530,269)			515,486,860

	Dividend yield
Preferred Stocks: 0.55%

Brazil: 0.55%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	7.77%	349,800	1,095,629
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	26.07	109,056	485,332
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	10.14	257,700	1,355,507

Total Preferred Stocks (Cost $7,494,241)			2,936,468

	Yield
Short-Term Investments: 6.98%

Investment Companies: 6.98%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12	36,297,846	36,297,846
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	1,011,537	1,011,537

Total Short-Term Investments (Cost $37,309,383)			37,309,383

Total investments in securities (Cost $539,333,893) *	104.03%	555,732,711
Other assets and liabilities, net	(4.03)	(21,519,063)

Total net assets	100.00%	$534,213,648

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	67

INTERNATIONAL VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $540,900,802 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,358,086
Gross unrealized losses	(74,526,177)

Net unrealized gains	$14,831,909

The following table shows the percent of total long-term investments by sector as of May 31, 2015:

Financials	29.75%
Consumer Discretionary	15.11
Industrials	13.10
Materials	9.56
Energy	7.34
Consumer Staples	6.80
Health Care	5.98
Telecommunication Services	5.05
Information Technology	3.74
Utilities	3.57

100.00%

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.78%

Consumer Discretionary: 8.30%

Auto Components: 0.83%
BorgWarner Incorporated	11,457	$689,139

Automobiles: 0.94%
Ford Motor Company	51,018	773,943

Hotels, Restaurants & Leisure: 1.84%
Norwegian Cruise Line Holdings Limited †	27,791	1,516,283

Household Durables: 1.22%
Newell Rubbermaid Incorporated	25,476	1,007,066

Leisure Products: 0.96%
Mattel Incorporated	30,853	796,316

Media: 1.69%
Gannett Company Incorporated	11,327	405,393
The Walt Disney Company	4,425	488,387
Viacom Incorporated Class B	7,429	496,852

		1,390,632

Textiles, Apparel & Luxury Goods: 0.82%
PVH Corporation	6,455	675,451

Consumer Staples: 5.85%

Food & Staples Retailing: 3.33%
CVS Health Corporation	21,873	2,239,358
Rite Aid Corporation †	57,996	505,725

		2,745,083

Food Products: 0.83%
TreeHouse Foods Incorporated †	9,627	686,694

Household Products: 1.16%
The Procter & Gamble Company	12,214	957,455

Personal Products: 0.53%
Herbalife Limited «†	8,327	433,254

Energy: 9.99%

Energy Equipment & Services: 1.74%
Baker Hughes Incorporated	22,322	1,438,876

Oil, Gas & Consumable Fuels: 8.25%
Chevron Corporation	8,811	907,533
ConocoPhillips Company	19,339	1,231,508
Exxon Mobil Corporation	11,967	1,019,588
Marathon Oil Corporation	57,094	1,552,386

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	69

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy Incorporated	13,998	$612,832
Valero Energy Corporation	18,734	1,109,802
Whiting Petroleum Corporation †	11,265	371,632

		6,805,281

Financials: 29.42%

Banks: 11.93%
Bank of America Corporation	63,716	1,051,314
BOK Financial Corporation	17,937	1,160,165
Citigroup Incorporated	20,638	1,116,103
First Republic Bank	26,266	1,590,406
JPMorgan Chase & Company	37,354	2,457,146
KeyCorp	108,909	1,587,893
SunTrust Banks Incorporated	20,519	875,751

		9,838,778

Capital Markets: 3.01%
Ameriprise Financial Incorporated	12,263	1,527,847
Goldman Sachs Group Incorporated	4,649	958,577

		2,486,424

Consumer Finance: 1.05%
Capital One Financial Corporation	10,320	862,339

Insurance: 7.54%
ACE Limited	7,073	753,133
American International Group Incorporated	37,304	2,186,387
Endurance Specialty Holdings Limited «	17,426	1,059,152
MetLife Incorporated	26,758	1,398,373
The Hartford Financial Services Group Incorporated	20,092	825,982

		6,223,027

REITs: 5.89%
Alexandria Real Estate Equities Incorporated	18,735	1,737,297
American Realty Capital Properties Incorporated	108,738	964,506
Equity Residential	18,367	1,365,035
LaSalle Hotel Properties	21,745	792,823

		4,859,661

Health Care: 14.86%

Biotechnology: 0.95%
Gilead Sciences Incorporated †	6,952	780,501

Health Care Equipment & Supplies: 1.23%
Medtronic plc	13,273	1,012,995

Health Care Providers & Services: 4.39%
Cigna Corporation	14,576	2,052,738
HCA Holdings Incorporated †	19,180	1,569,499

		3,622,237

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 1.17%
PerkinElmer Incorporated	18,347	$967,437

Pharmaceuticals: 7.12%
AbbVie Incorporated	14,146	941,982
Actavis plc †	3,358	1,030,268
Johnson & Johnson	7,622	763,267
Merck & Company Incorporated	16,551	1,007,790
Pfizer Incorporated	61,425	2,134,519

		5,877,826

Industrials: 10.71%

Aerospace & Defense: 0.69%
Raytheon Company	5,515	569,479

Airlines: 0.41%
United Continental Holdings Incorporated †	6,252	341,297

Commercial Services & Supplies: 1.26%
West Corporation	34,024	1,041,134

Electrical Equipment: 1.03%
Eaton Corporation plc	11,843	847,840

Industrial Conglomerates: 1.42%
General Electric Company	43,100	1,175,337

Machinery: 3.29%
Crane Company	9,137	553,063
Oshkosh Corporation	25,814	1,294,830
Stanley Black & Decker Incorporated	8,476	868,281

		2,716,174

Road & Rail: 1.55%
AMERCO	1,440	473,760
Con-way Incorporated	19,814	801,873

		1,275,633

Trading Companies & Distributors: 1.06%
WESCO International Incorporated †	12,121	871,015

Information Technology: 10.37%

Communications Equipment: 1.00%
Cisco Systems Incorporated	28,157	825,282

Electronic Equipment, Instruments & Components: 1.97%
Synnex Corporation	13,959	1,153,991
TE Connectivity Limited	6,837	471,753

		1,625,744

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	71

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Internet Software & Services: 1.61%
Google Incorporated Class C †	1,501	$798,697
Yahoo! Incorporated †	12,275	527,027

		1,325,724

Semiconductors & Semiconductor Equipment: 2.61%
NXP Semiconductors NV †	12,344	1,385,614
Skyworks Solutions Incorporated	7,029	768,691

		2,154,305

Technology Hardware, Storage & Peripherals: 3.18%
Apple Incorporated	7,037	916,780
NCR Corporation †	44,440	1,335,422
Seagate Technology plc	6,662	370,674

		2,622,876

Materials: 3.04%

Chemicals: 0.60%
Cabot Corporation	11,907	493,783

Containers & Packaging: 1.14%
Crown Holdings Incorporated †	17,084	944,574

Metals & Mining: 0.70%
United States Steel Corporation	23,733	579,085

Paper & Forest Products: 0.60%
International Paper Company	9,508	492,800

Telecommunication Services: 1.70%

Diversified Telecommunication Services: 1.70%
CenturyLink Incorporated	15,800	525,192
Verizon Communications Incorporated	17,635	871,874

		1,397,066

Utilities: 3.54%

Electric Utilities: 2.76%
Duke Energy Corporation	15,155	1,147,688
Southern Company	25,806	1,127,464

		2,275,152

Gas Utilities: 0.78%
Atmos Energy Corporation	11,891	642,352

Total Common Stocks (Cost $65,663,991)		80,663,350

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

LARGE COMPANY VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 3.01%
Investment Companies: 3.01%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	768,700	$768,700
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	1,714,395	1,714,395

Total Short-Term Investments (Cost $2,483,095)			2,483,095

Total investments in securities (Cost $68,147,086) *	100.79%	83,146,445
Other assets and liabilities, net	(0.79)	(650,157)

Total net assets	100.00%	$82,496,288

†	Non-income-earning security

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $68,709,591 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,664,150
Gross unrealized losses	(2,227,296)

Net unrealized gains	$14,436,854

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	73

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.11%

Consumer Discretionary: 14.97%

Auto Components: 1.44%
Gentherm Incorporated †	145,290	$7,447,565
Modine Manufacturing Company †	297,858	3,333,031

		10,780,596

Diversified Consumer Services: 2.17%
2U Incorporated †	245,632	6,818,744
Houghton Mifflin Harcourt Company †	360,120	9,499,966

		16,318,710

Hotels, Restaurants & Leisure: 2.71%
Brinker International Incorporated	98,065	5,411,227
Del Frisco’s Restaurant Group Incorporated †	231,686	4,309,360
Krispy Kreme Doughnuts Incorporated †	376,110	6,540,553
Zoe’s Kitchen Incorporated «†	130,450	4,132,656

		20,393,796

Leisure Products: 0.41%
Malibu Boats Incorporated †	145,130	3,043,376

Media: 2.86%
IMAX Corporation †	232,406	9,375,258
Lions Gate Entertainment Corporation	186,899	6,184,488
Media General Incorporated †	359,040	5,945,702

		21,505,448

Multiline Retail: 0.79%
Burlington Stores Incorporated †	112,700	5,947,179

Specialty Retail: 3.70%
Chico’s FAS Incorporated	247,717	4,114,579
Christopher & Banks Corporation †	407,150	2,337,041
Dick’s Sporting Goods Incorporated	129,669	6,965,819
Monro Muffler Brake Incorporated	127,403	7,518,051
Party City Holdco Incorporated †	315,170	6,854,948

		27,790,438

Textiles, Apparel & Luxury Goods: 0.89%
Skechers U.S.A. Incorporated Class A †	63,038	6,673,833

Consumer Staples: 0.98%

Food Products: 0.98%
Boulder Brands Incorporated †	285,290	2,630,374
Whitewave Foods Company †	98,956	4,752,857

		7,383,231

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 2.92%

Energy Equipment & Services: 0.54%
Hornbeck Offshore Services Incorporated †	179,630	$3,996,768

Oil, Gas & Consumable Fuels: 2.38%
Diamondback Energy Incorporated †	81,469	6,339,103
GasLog Limited «	201,753	4,176,287
Memorial Resource Development Corporation †	290,200	5,487,682
Ring Energy Incorporated «†	164,480	1,889,875

		17,892,947

Financials: 10.73%

Banks: 2.33%
ServisFirst Bancshares Incorporated	70,980	2,487,849
Signature Bank †	42,443	5,927,165
SVB Financial Group †	67,632	9,124,233

		17,539,247

Capital Markets: 4.64%
Evercore Partners Incorporated Class A	203,654	10,380,244
LPL Financial Holdings Incorporated «	164,561	7,016,881
Stifel Financial Corporation †	143,818	7,659,747
Virtu Financial Incorporated †	258,290	5,655,260
Virtus Investment Partners Incorporated	33,264	4,138,374

		34,850,506

Insurance: 1.64%
Argo Group International Holdings Limited	155,360	8,179,704
Patriot National Incorporated †	260,270	4,177,334

		12,357,038

REITs: 1.02%
QTS Realty Trust Incorporated Class A	205,205	7,639,782

Thrifts & Mortgage Finance: 1.10%
Essent Group Limited †	323,064	8,241,363

Health Care: 23.14%

Biotechnology: 7.48%
Alnylam Pharmaceuticals Incorporated †	46,172	6,052,687
AMAG Pharmaceuticals Incorporated †	65,027	4,524,579
Celldex Therapeutics Incorporated †	166,800	4,815,516
Cepheid Incorporated †	211,580	11,672,869
Exact Sciences Corporation «†	187,472	5,063,619
Flexion Therapeutics Incorporated †	123,640	2,461,672
Intrexon Corporation «†	82,657	3,481,513
Portola Pharmaceuticals Incorporated †	120,755	5,049,974
Radius Health Incorporated «†	68,370	3,296,803
Tesaro Incorporated †	96,331	5,660,410

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	75

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Tetraphase Pharmaceuticals †	95,858	$4,110,391

		56,190,033

Health Care Equipment & Supplies: 6.09%
Accuray Incorporated «†	591,678	3,635,861
Analogic Corporation	71,000	6,007,310
Atricure Incorporated †	244,330	5,604,930
Cerus Corporation «†	964,159	4,801,512
DexCom Incorporated †	108,336	7,769,858
Endologix Incorporated †	433,372	7,232,979
Inogen Incorporated †	110,480	4,129,742
The Spectranetics Corporation «†	264,194	6,559,937

		45,742,129

Health Care Providers & Services: 5.75%
Adeptus Health Incorporated Class A †	128,660	9,012,633
AMN Healthcare Services Incorporated †	374,399	9,955,269
Capital Senior Living Corporation †	219,520	5,654,835
Ensign Group Incorporated	125,245	5,807,611
HealthEquity Incorporated †	274,460	7,275,935
LifePoint Hospitals Incorporated †	73,436	5,528,996

		43,235,279

Health Care Technology: 0.56%
Medidata Solutions Incorporated †	72,202	4,188,438

Life Sciences Tools & Services: 1.43%
ICON plc ADR †	165,692	10,748,440

Pharmaceuticals: 1.83%
Akorn Incorporated †	171,511	7,872,355
Cempra Holdings Incorporated †	111,810	4,104,545
Pernix Therapeutics Holdings Incorporated «†	279,620	1,781,179

		13,758,079

Industrials: 14.82%

Aerospace & Defense: 1.56%
Astronics Corporation	82,418	5,760,194
Esterline Technologies Corporation †	55,191	5,970,010

		11,730,204

Air Freight & Logistics: 1.03%
Hub Group Incorporated Class A †	183,179	7,770,453

Building Products: 2.83%
A.O. Smith Corporation	129,449	9,240,070
NCI Building Systems Incorporated †	346,144	5,185,237
PGT Incorporated †	572,500	6,847,100

		21,272,407

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 3.91%
Copart Incorporated †	194,290	$6,722,434
KAR Auction Services Incorporated	195,490	7,283,957
TrueBlue Incorporated †	291,700	8,307,616
West Corporation	229,580	7,025,148

		29,339,155

Construction & Engineering: 0.85%
Comfort Systems USA Incorporated	285,532	6,410,193

Machinery: 0.84%
Wabash National Corporation †	468,168	6,338,995

Professional Services: 1.35%
On Assignment Incorporated †	180,554	6,768,969
RPX Corporation †	211,935	3,371,886

		10,140,855

Road & Rail: 2.02%
Genesee & Wyoming Incorporated Class A †	55,697	4,586,091
Roadrunner Transportation Systems Incorporated †	195,367	4,858,777
Swift Transportation Company †	245,096	5,703,384

		15,148,252

Trading Companies & Distributors: 0.43%
MSC Industrial Direct Company	46,320	3,213,218

Information Technology: 23.30%

Communications Equipment: 2.07%
Infinera Corporation †	366,102	7,556,345
Radware Limited †	340,240	8,033,066

		15,589,411

Electronic Equipment, Instruments & Components: 1.14%
OSI Systems Incorporated †	118,146	8,534,867

Internet Software & Services: 4.76%
Benefitfocus Incorporated «†	148,020	5,310,958
Cornerstone OnDemand Incorporated †	192,030	5,977,894
Everyday Health Incorporated †	310,600	3,851,440
Marketo Incorporated †	231,700	6,911,611
Pandora Media Incorporated †	248,410	4,637,815
TrueCar Incorporated «†	385,260	5,328,146
Zillow Group Incorporated Class A «†	40,601	3,710,525

		35,728,389

IT Services: 2.74%
Acxiom Corporation †	408,190	6,763,708
MAXIMUS Incorporated	104,760	6,848,161
Vantiv Incorporated Class A †	174,630	6,985,200

		20,597,069

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	77

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.91%
Applied Micro Circuits Corporation †		568,687	$3,633,910
Cypress Semiconductor Corporation		676,444	9,287,576
Exar Corporation †		302,651	3,286,790
FormFactor Incorporated †		569,645	5,303,395
Microsemi Corporation †		206,048	7,498,087
Nanometrics Incorporated †		225,699	3,507,362
Semtech Corporation †		193,143	4,125,534
Teradyne Incorporated		368,477	7,793,289

			44,435,943

Software: 6.68%
Bottomline Technologies Incorporated †		185,680	4,888,954
Cadence Design Systems Incorporated †		446,262	8,831,525
PTC Incorporated †		195,166	8,054,501
Qlik Technologies Incorporated †		238,723	8,634,611
SS&C Technologies Holdings		187,023	11,021,265
Synchronoss Technologies Incorporated †		98,560	4,340,582
Ultimate Software Group Incorporated †		27,321	4,420,265

			50,191,703

Materials: 4.25%

Chemicals: 1.21%
Calgon Carbon Corporation		305,509	6,342,367
Flotek Industries Incorporated «†		240,037	2,758,025

			9,100,392

Metals & Mining: 2.11%
Constellium NV Class A †		378,989	5,161,830
Globe Specialty Metals Incorporated		268,000	5,180,440
Steel Dynamics Incorporated		252,401	5,504,866

			15,847,136

Paper & Forest Products: 0.93%
Boise Cascade Company †		197,587	7,002,483

Total Common Stocks (Cost $580,265,838)			714,607,781

	Yield
Short-Term Investments: 11.78%

Investment Companies: 11.78%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	53,003,433	53,003,433
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	35,509,174	35,509,174

Total Short-Term Investments (Cost $88,512,607)			88,512,607

Total investments in securities (Cost $668,778,445) *	106.89%	803,120,388
Other assets and liabilities, net	(6.89)	(51,734,968)

Total net assets	100.00%	$751,385,420

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

SMALL COMPANY GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $671,154,664 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,268,415
Gross unrealized losses	(21,302,691)

Net unrealized gains	$131,965,724

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	79

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.39%

Consumer Discretionary: 15.94%

Auto Components: 2.34%
American Axle & Manufacturing Holdings Incorporated †	128,819	$3,234,645
Metaldyne Performance Group Incorporated	95,700	1,818,300

		5,052,945

Automobiles: 1.05%
Thor Industries Incorporated	36,950	2,257,276

Distributors: 0.81%
Core-Mark Holding Company Incorporated	32,528	1,747,079

Diversified Consumer Services: 0.87%
Steiner Leisure Limited †	38,489	1,888,270

Hotels, Restaurants & Leisure: 1.19%
ClubCorp Holdings Incorporated	113,194	2,572,900

Household Durables: 1.02%
The Ryland Group Incorporated	52,118	2,192,604

Media: 2.58%
National CineMedia Incorporated	169,500	2,700,135
Scholastic Corporation	64,393	2,862,269

		5,562,404

Specialty Retail: 3.43%
Asbury Automotive Group Incorporated †	24,309	2,069,182
DSW Incorporated Class A	80,988	2,806,234
The Men’s Wearhouse Incorporated	43,400	2,517,634

		7,393,050

Textiles, Apparel & Luxury Goods: 2.65%
G-III Apparel Group Limited †	51,438	2,924,765
Oxford Industries Incorporated	36,797	2,791,788

		5,716,553

Consumer Staples: 1.69%

Food Products: 1.69%
Darling Ingredients Incorporated †	123,530	1,939,421
Post Holdings Incorporated †	39,477	1,707,775

		3,647,196

Energy: 3.01%

Oil, Gas & Consumable Fuels: 3.01%
Carrizo Oil & Gas Incorporated †	29,300	1,469,688
Parsley Energy Incorporated Class A †	92,800	1,623,072
PDC Energy Incorporated †	31,600	1,884,624

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy Incorporated †	116,630	$1,503,361

		6,480,745

Financials: 36.94%

Banks: 18.64%
BancorpSouth Incorporated	122,192	2,955,824
BankUnited Incorporated	78,950	2,651,931
Columbia Banking System Incorporated	54,835	1,656,565
ConnectOne Bancorp Incorporated	77,020	1,498,039
Great Western Bancorp Incorporated	95,640	2,216,935
IBERIABANK Corporation	38,517	2,475,488
Investors Bancorp Incorporated	215,994	2,594,088
National Bank Holdings Corporation Class A	109,925	2,101,766
Pinnacle Financial Partners Incorporated	53,660	2,656,707
PrivateBancorp Incorporated	92,897	3,542,163
Renasant Corporation «	71,700	2,110,848
Sterling BanCorp	179,900	2,430,449
Talmer Bancorp Incorporated Class A	163,700	2,601,193
Webster Financial Corporation	66,737	2,528,665
Western Alliance Bancorp †	127,878	4,008,975
Wintrust Financial Corporation	43,477	2,178,198

		40,207,834

Capital Markets: 2.02%
Greenhill & Company Incorporated	52,700	2,052,138
Stifel Financial Corporation †	43,393	2,311,111

		4,363,249

Insurance: 6.06%
American Equity Investment Life Holding Company	72,808	1,850,051
Employers Holdings Incorporated	92,124	2,083,845
Horace Mann Educators Corporation	57,300	1,972,266
Kemper Corporation	47,710	1,707,541
OneBeacon Insurance Group Limited Class A	98,056	1,412,006
Primerica Incorporated	47,863	2,116,980
Symetra Financial Corporation	78,664	1,924,121

		13,066,810

Real Estate Management & Development: 0.79%
Alexander & Baldwin Incorporated	41,381	1,699,518

REITs: 9.43%
CareTrust REIT Incorporated	151,890	1,980,646
Columbia Property Trust Incorporated	77,200	2,007,200
Equity Commonwealth †	81,600	2,101,200
Gramercy Property Trust Incorporated	75,850	2,018,369
Parkway Properties Incorporated	123,497	2,122,913
Pebblebrook Hotel Trust	60,092	2,576,745
Physicians Realty Trust	132,200	2,123,132

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	81

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Ramco-Gershenson Properties Trust	115,221	$1,984,106
Sabra Health Care REIT Incorporated	67,641	1,792,487
Sunstone Hotel Investors Incorporated	107,256	1,636,727

		20,343,525

Health Care: 7.09%

Health Care Equipment & Supplies: 1.61%
Alere Incorporated †	67,397	3,476,337

Health Care Providers & Services: 4.27%
Ensign Group Incorporated	60,144	2,788,877
Health Net Incorporated †	57,583	3,583,966
WellCare Health Plans Incorporated †	33,043	2,830,794

		9,203,637

Health Care Technology: 1.21%
Computer Programs & Systems Incorporated	50,000	2,616,500

Industrials: 9.32%

Aerospace & Defense: 1.01%
Orbital ATK Incorporated	28,470	2,177,955

Air Freight & Logistics: 1.12%
Atlas Air Worldwide Holdings Incorporated †	44,405	2,419,184

Commercial Services & Supplies: 2.03%
ACCO Brands Corporation †	93,414	686,593
Essendant Incorporated	48,319	1,876,710
Quad Graphics Incorporated	88,277	1,805,265

		4,368,568

Construction & Engineering: 0.93%
Tutor Perini Corporation †	95,495	2,001,575

Professional Services: 1.85%
FTI Consulting Incorporated †	65,881	2,589,123
Hill International Incorporated †	265,796	1,408,719

		3,997,842

Road & Rail: 0.39%
Universal Truckload Services	41,606	842,105

Trading Companies & Distributors: 1.99%
Air Lease Corporation	53,700	2,020,731
Avolon Holdings Limited †	94,500	2,267,055

		4,287,786

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Information Technology: 12.50%

Communications Equipment: 1.45%
ARRIS Group Incorporated †	94,433	$3,117,233

Electronic Equipment, Instruments & Components: 4.80%
Celestica Incorporated †	181,936	2,328,781
Itron Incorporated †	46,134	1,655,749
Plexus Corporation †	51,821	2,356,819
Sanmina Corporation †	93,680	2,029,109
Tech Data Corporation †	31,458	1,985,629

		10,356,087

Semiconductors & Semiconductor Equipment: 3.02%
Advanced Energy Industries Incorporated †	87,745	2,502,487
Diodes Incorporated †	59,720	1,581,386
Photronics Incorporated †	112,125	1,131,341
Xcerra Corporation †	167,771	1,295,192

		6,510,406

Software: 0.88%
Mentor Graphics Corporation	72,493	1,892,792

Technology Hardware, Storage & Peripherals: 2.35%
Avid Technology Incorporated †	136,670	2,434,093
QLogic Corporation †	170,419	2,644,903

		5,078,996

Materials: 4.81%

Chemicals: 2.83%
A. Schulman Incorporated	50,500	2,159,885
Axiall Corporation	43,200	1,629,072
Chemtura Corporation †	83,813	2,326,649

		6,115,606

Metals & Mining: 1.98%
Commercial Metals Company	108,419	1,742,293
Globe Specialty Metals Incorporated	130,300	2,518,699

		4,260,992

Telecommunication Services: 0.70%

Diversified Telecommunication Services: 0.70%
ORBCOMM Incorporated †	221,040	1,511,914

Utilities: 4.39%

Electric Utilities: 4.39%
El Paso Electric Company	65,071	2,366,632
PNM Resources Incorporated	102,017	2,712,632
Portland General Electric Company	52,224	1,825,751

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	83

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Electric Utilities (continued)
UIL Holdings Corporation			50,750	$2,572,517

				9,477,532

Total Common Stocks (Cost $161,205,364)				207,905,005

		Expiration date
Warrants : 0.00%

Health Care : 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	2,105

Total Warrants (Cost $0)				2,105

	Yield
Short-Term Investments : 4.49%

Investment Companies : 4.49%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%		1,981,650	1,981,650
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		7,696,654	7,696,654

Total Short-Term Investments (Cost $9,678,304)				9,678,304

Total investments in securities (Cost $170,883,668) *	100.88%	217,585,414
Other assets and liabilities, net	(0.88)	(1,889,191)

Total net assets	100.00%	$215,696,223

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $171,499,200 and unrealized gains (losses) consists of:

Gross unrealized gains	$49,974,419
Gross unrealized losses	(3,888,205)

Net unrealized gains	$46,086,214

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 30.21%
FHLMC	0.89-7.50%	8-1-2017 to 6-1-2045	$131,803,469	$141,913,960	3.80%
FHLMC	3.00	2-15-2045	24,848,803	25,182,709	0.67
FHLMC	3.50	4-1-2035	15,448,866	16,237,607	0.43
FHLMC %%	3.50	8-13-2045	31,900,000	33,073,837	0.88
FHLMC	4.00	3-1-2045	24,116,218	25,954,634	0.69
FHLMC	4.00	3-1-2045	42,703,392	45,958,747	1.22
FHLMC	5.00	8-1-2039	14,274,218	16,205,186	0.43
FHLMC Series 300 Class 300	3.00	1-15-2043	22,284,138	22,583,581	0.60
FNMA	0.00-7.50	4-1-2017 to 8-1-2045	353,666,143	380,768,025	10.11
FNMA	3.00	10-25-2042	18,375,340	18,594,356	0.50
FNMA %%	3.50	7-14-2045	50,200,000	52,272,713	1.39
FNMA %%	3.50	8-13-2045	62,600,000	64,979,292	1.73
FNMA	4.00	7-1-2042	21,047,776	22,744,316	0.61
FNMA	4.00	9-1-2042	13,878,111	14,998,339	0.40
FNMA	4.50	2-1-2044	17,166,855	19,073,964	0.51
GNMA %%	3.00	6-18-2045	37,700,000	38,618,941	1.03
GNMA %%	3.50	6-18-2045	23,200,000	24,350,031	0.65
GNMA %%	3.50	7-20-2045	40,000,000	41,867,172	1.12
GNMA	4.00-8.05	7-15-2019 to 6-18-2045	26,367,625	28,866,256	0.80
GNMA %%	4.00	7-20-2045	65,800,000	69,976,755	1.86
GNMA %%	4.50	6-18-2045	18,600,000	20,140,982	0.54
Other securities				9,148,468	0.24

Total Agency Securities (Cost $1,127,523,183)				1,133,509,871	30.21

Asset-Backed Securities: 14.33%
Capital Auto Receivables Asset Trust	0.48-1.97	6-20-2016 to 9-15-2020	101,203,071	101,473,811	2.70
Capital One Multi-Asset Execution Trust Series 2005-A9 Class A ±	0.28	8-15-2018	23,473,000	23,456,780	0.63
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	31,944,000	32,399,426	0.86
Discover Card Execution Note Trust Series 2015-A2 Class A	1.90	10-17-2022	14,696,000	14,623,270	0.39
SLM Student Loan Trust	0.37-4.37	1-25-2018 to 2-15-2046	127,890,726	127,249,653	3.39
Other securities				238,425,885	6.36

Total Asset-Backed Securities (Cost $535,655,829)				537,628,825	14.33

Corporate Bonds and Notes: 17.83%

Consumer Discretionary: 1.84%

Auto Components: 0.03%
Other securities				1,001,044	0.03

Automobiles: 0.28%
Other securities				10,622,853	0.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	85

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Hotels, Restaurants & Leisure: 0.16%
Other securities	$6,147,566	0.16%

Internet & Catalog Retail: 0.13%
Other securities	4,691,698	0.13

Media: 1.03%
Other securities	38,734,842	1.03

Specialty Retail: 0.13%
Other securities	4,907,607	0.13

Textiles, Apparel & Luxury Goods: 0.08%
Other securities	2,948,371	0.08

Consumer Staples: 0.89%

Beverages: 0.28%
Other securities	10,690,205	0.28

Food & Staples Retailing: 0.04%
Other securities	1,541,018	0.04

Food Products: 0.38%
Other securities	14,197,155	0.38

Tobacco: 0.19%
Other securities	7,007,864	0.19

Energy: 2.55%

Oil, Gas & Consumable Fuels: 2.55%
Other securities	95,573,316	2.55

Financials: 6.87%

Banks: 1.86%
Other securities	69,800,611	1.86

Capital Markets: 1.22%
Other securities	45,816,904	1.22

Consumer Finance: 1.92%
Other securities	71,860,013	1.92

Diversified Financial Services: 0.25%
Other securities	9,180,824	0.25

Insurance: 0.50%
Other securities	18,922,667	0.50

REITs: 1.12%
Other securities	42,119,942	1.12

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Health Care: 1.27%

Biotechnology: 0.44%
Other securities	$16,582,699	0.44%

Health Care Equipment & Supplies: 0.25%
Other securities	9,365,060	0.25

Health Care Providers & Services: 0.10%
Other securities	3,585,098	0.10

Pharmaceuticals: 0.48%
Other securities	18,011,268	0.48

Industrials: 0.71%

Aerospace & Defense: 0.18%
Other securities	6,621,699	0.18

Air Freight & Logistics: 0.06%
Other securities	2,247,725	0.06

Machinery: 0.05%
Other securities	1,971,149	0.05

Professional Services: 0.06%
Other securities	2,268,020	0.06

Road & Rail: 0.36%
Other securities	13,377,771	0.36

Information Technology: 0.83%

Communications Equipment: 0.07%
Other securities	2,539,120	0.07

Electronic Equipment, Instruments & Components: 0.13%
Other securities	4,768,981	0.13

Software: 0.30%
Other securities	11,260,237	0.30

Technology Hardware, Storage & Peripherals: 0.33%
Other securities	12,478,904	0.33

Materials: 0.39%

Chemicals: 0.32%
Other securities	12,053,894	0.32

Metals & Mining: 0.03%
Other securities	1,104,225	0.03

Paper & Forest Products: 0.04%
Other securities	1,538,754	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	87

CORE BOND PORTFOLIO

Security name				Value	Percent of net assets

Telecommunication Services: 1.15%

Diversified Telecommunication Services: 1.15%
Other securities				$43,310,162	1.15%

Utilities: 1.33%

Electric Utilities: 0.88%
Other securities				33,170,874	0.88

Multi-Utilities: 0.45%
Other securities				16,948,377	0.45

Total Corporate Bonds and Notes (Cost $669,487,349)				668,968,517	17.83

Municipal Obligations: 0.97%

California: 0.26%
Other securities				9,917,524	0.26

Nevada: 0.20%
Other securities				7,551,300	0.20

New Jersey: 0.18%
Other securities				6,686,765	0.18

New York: 0.13%
Other securities				5,060,475	0.13

Ohio: 0.04%
Other securities				1,437,147	0.04

Texas: 0.16%
Other securities				5,905,637	0.16

Total Municipal Obligations (Cost $30,588,252)				36,558,848	0.97

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities: 5.13%
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13%	11-10-2046	$13,623,000	14,960,220	0.40
Commercial Mortgage Trust	1.80-4.21	10-15-2045 to 12-10-2047	35,528,847	37,612,882	1.00
GS Mortgage Securities Trust	1.14-4.07	3-10-2044 to 5-10-2050	37,967,468	39,431,370	1.05
Other securities				100,652,151	2.68

Total Non-Agency Mortgage-Backed Securities (Cost $190,045,837)				192,656,623	5.13

U.S. Treasury Securities: 32.12%
U.S. Treasury Bond	2.50	2-15-2045	32,407,000	29,844,838	0.80
U.S. Treasury Bond	3.00-4.50	8-15-2039 to 5-15-2045	31,728,000	34,961,007	0.93
U.S. Treasury Bond	3.13	2-15-2043	25,838,000	26,964,382	0.72
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	18,104,563	0.48
U.S. Treasury Note	1.38	2-29-2020	22,817,000	22,742,137	0.61

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Note ##	0.50%	3-31-2017	$45,369,000	$45,315,828	1.21%
U.S. Treasury Note «	0.50	4-30-2017	27,668,000	27,624,783	0.74
U.S. Treasury Note ##	0.63	12-15-2016	95,362,000	95,563,118	2.55
U.S. Treasury Note	0.63	2-15-2017	34,196,000	34,244,080	0.91
U.S. Treasury Note	0.63	5-31-2017	108,006,000	108,039,698	2.88
U.S. Treasury Note ##	0.63	9-30-2017	28,419,000	28,347,953	0.76
U.S. Treasury Note	0.75	10-31-2017	34,060,000	34,049,373	0.91
U.S. Treasury Note	0.75	4-15-2018	43,393,000	43,189,574	1.15
U.S. Treasury Note	0.88	1-31-2017	21,728,000	21,853,610	0.58
U.S. Treasury Note	0.88	8-15-2017	94,013,000	94,402,308	2.52
U.S. Treasury Note	0.88-2.00	11-15-2017 to 2-15-2025	34,703,000	34,749,206	0.92
U.S. Treasury Note	1.00	9-15-2017	27,774,000	27,947,588	0.74
U.S. Treasury Note	1.00	5-15-2018	21,613,000	21,656,896	0.58
U.S. Treasury Note	1.38	3-31-2020	25,718,000	25,617,545	0.68
U.S. Treasury Note	1.38	4-30-2020	40,617,000	40,413,915	1.08
U.S. Treasury Note	1.50	5-31-2019	34,735,000	35,041,641	0.93
U.S. Treasury Note	1.50	10-31-2019	18,020,000	18,110,100	0.48
U.S. Treasury Note %%	1.50	5-31-2020	69,772,000	69,831,934	1.86
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,964,420	0.93
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,363,527	0.70
U.S. Treasury Note ##	1.63	7-31-2019	44,253,000	44,795,807	1.19
U.S. Treasury Note	1.75	9-30-2019	34,202,000	34,760,450	0.93
U.S. Treasury Note	2.13	5-15-2025	43,112,000	43,138,945	1.15
U.S. Treasury Note	2.50	5-15-2024	34,940,000	36,165,625	0.96
U.S. Treasury Note	3.13	4-30-2017	44,491,000	46,642,540	1.24

Total U.S. Treasury Securities (Cost $1,191,180,645)				1,205,447,391	32.12

Yankee Corporate Bonds and Notes: 5.46%

Consumer Discretionary: 0.21%

Media: 0.15%
Other securities				5,563,739	0.15

Textiles, Apparel & Luxury Goods: 0.06%
Other securities				2,166,922	0.06

Consumer Staples: 0.16%

Beverages: 0.16%
Other securities				5,876,356	0.16

Energy: 0.99%

Energy Equipment & Services: 0.08%
Other securities				2,992,503	0.08

Oil, Gas & Consumable Fuels: 0.91%
Other securities				34,331,663	0.91

Financials: 2.88%

Banks: 2.44%
Other securities				91,608,292	2.44

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	89

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Diversified Financial Services: 0.33%
Other securities			$12,433,247	0.33%

Insurance: 0.11%
Other securities			4,170,799	0.11

Health Care: 0.38%

Pharmaceuticals: 0.38%
Other securities			14,195,322	0.38

Industrials: 0.32%

Electrical Equipment: 0.32%
Other securities			11,959,493	0.32

Information Technology: 0.12%

Internet Software & Services : 0.12%
Other securities			4,652,171	0.12

Materials: 0.20%

Chemicals: 0.05%
Other securities			1,646,489	0.05

Metals & Mining: 0.15%
Other securities			5,740,866	0.15

Telecommunication Services: 0.20%

Diversified Telecommunication Services: 0.06%
Other securities			2,242,700	0.06

Wireless Telecommunication Services: 0.14%
Other securities			5,438,555	0.14

Total Yankee Corporate Bonds and Notes (Cost $204,530,382)			205,019,117	5.46

Yankee Government Bonds: 1.61%
Other securities			60,216,321	1.61

Total Yankee Government Bonds (Cost $58,178,985)			60,216,321	1.61

	Yield	Shares
Short-Term Investments: 7.61%

Investment Companies : 7.61%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	25,460,000	25,460,000	0.68
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11	260,130,541	260,130,541	6.93

Total Short-Term Investments (Cost $285,590,541)			285,590,541	7.61

Total investments in securities (Cost $4,292,781,003) *			4,325,596,054	115.27%
Other assets and liabilities, net			(573,049,077)	(15.27)

Total net assets			$3,752,546,977	100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2015

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,302,617,333 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,841,457
Gross unrealized losses	(21,862,736)

Net unrealized gains	$22,978,721

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	91

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 32.92%
FHLMC	3.50%	9-1-2032	$1,163,318	$1,229,653
FHLMC	3.50	4-1-2043	4,328,247	4,531,332
FHLMC	3.50	5-1-2044	826,144	866,307
FHLMC	4.00	4-1-2044	966,675	1,043,944
FHLMC	4.00	8-1-2044	782,966	843,132
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	93,382	98,723
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,199,636	1,431,583
FNMA	2.57	9-1-2019	536,230	552,284
FNMA	2.57	9-1-2019	536,620	552,682
FNMA	2.73	1-1-2023	580,000	595,949
FNMA	2.76	3-1-2045	1,098,539	1,134,694
FNMA	2.78	10-1-2020	550,000	570,965
FNMA	2.97	6-1-2022	552,371	574,216
FNMA	3.00	12-1-2032	79,561	82,379
FNMA	3.03	11-1-2022	593,124	617,228
FNMA	3.31	6-1-2021	550,000	584,954
FNMA	3.50	9-1-2032	2,270,700	2,404,343
FNMA	3.50	10-1-2032	1,093,664	1,158,492
FNMA	3.50	11-1-2042	414,375	434,758
FNMA	3.50	11-1-2042	619,535	647,786
FNMA	3.50	2-1-2043	307,597	321,734
FNMA	5.00	9-1-2033	335,425	374,215
FNMA	5.50	2-1-2036	693,242	763,375
FNMA Series 2002-90 Class A2	6.50	11-25-2042	497,507	565,277
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	238,482	275,313
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,188,936	2,427,049
FNMA Series 2003-86 Class PT	4.50	9-25-2018	336,004	350,246
FNMA Series 2003-W4 Class 3A ±	6.55	10-25-2042	343,359	392,705
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	962,504	1,080,828
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,301,465	1,496,138
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	222,565	261,441
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,239,238	1,467,110
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	502,842	590,317
FNMA Series 2006-M2 Class A2F	5.26	5-25-2020	1,690,693	1,859,358
GNMA	6.50	10-15-2023	36,898	42,169
GNMA	6.50	11-15-2023	20,793	23,764
GNMA	6.50	11-15-2023	9,382	10,722
GNMA	6.50	12-15-2023	24,855	28,406
GNMA	6.50	1-15-2024	40,504	46,291
GNMA	7.00	8-15-2027	121,331	144,394
SBA Series 2006-20B Class 1	5.35	2-1-2026	746,398	818,947
SBA Series 2006-20H Class 1	5.70	8-1-2026	404,595	450,319
SBA Series 2007-20J Class 1	5.57	10-1-2027	856,780	965,059
SBA Series 2013-20A Class 1	2.13	1-1-2033	551,699	542,925
SBA Series 2014-10A Class 1	3.19	3-10-2024	787,071	817,476
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,138,665	1,177,763
SBA Series 2014-20A Class 1	3.46	1-1-2034	475,944	500,418
SBA Series 2015-10A Class 1	2.52	3-10-2025	590,000	594,807
SBA Series 2015-20C Class 1	2.72	3-1-2035	590,000	595,551
SBA Series 2015-20E Class 1	2.72	5-1-2035	900,000	919,870

Total Agency Securities (Cost $38,271,507)				39,859,391

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 2.85%
American Express Credit Accounts Series 2014-2 Class A	1.26%	1-15-2020	$570,000	$572,625
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	581,176
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	551,823
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	572,399
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	550,295
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	582,810
Green Tree Financial Corporation Series 1997-7 Class A8	6.86	7-15-2028	46,949	47,487

Total Asset-Backed Securities (Cost $3,436,693)				3,458,615

Corporate Bonds and Notes: 31.70%

Consumer Discretionary: 4.11%

Automobiles: 0.57%
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	265,456
General Motors Company	4.88	10-2-2023	400,000	425,503

				690,959

Diversified Consumer Services: 2.28%
Dartmouth College	4.75	6-1-2019	440,000	488,786
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	205,895
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	728,142
Northwestern University	4.64	12-1-2044	350,000	386,102
Service Corporation International	5.38	1-15-2022	360,000	383,400
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	245,657
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	315,153

				2,753,135

Media: 0.94%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	405,937
Lamar Media Corporation	5.88	2-1-2022	315,000	331,931
Time Warner Incorporated	3.40	6-15-2022	140,000	142,475
Time Warner Incorporated %%	3.60	7-15-2025	260,000	258,932

				1,139,275

Specialty Retail: 0.11%
Home Depot Incorporated %%	2.63	6-1-2022	130,000	129,811

Textiles, Apparel & Luxury Goods: 0.21%
The William Carter Company	5.25	8-15-2021	250,000	258,750

Consumer Staples: 2.09%

Food & Staples Retailing: 0.88%
CVS Caremark Corporation	4.00	12-5-2023	275,000	288,355
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	521,793
Sysco Corporation	3.50	10-2-2024	250,000	254,131

				1,064,279

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	93

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.00%
Archer-Daniels-Midland Company	4.48%	3-1-2021	$400,000	$445,936
Cargill Incorporated 144A	4.31	5-14-2021	419,000	462,525
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	305,837

				1,214,298

Household Products: 0.21%
The Procter & Gamble Company	5.50	2-1-2034	200,000	248,547

Energy: 1.97%

Oil, Gas & Consumable Fuels: 1.97%
Chevron Corporation	3.19	6-24-2023	250,000	256,057
Cimarex Energy Company	5.88	5-1-2022	350,000	377,563
Columbia Pipeline Group Incorporated 144A	2.45	6-1-2018	210,000	211,887
Concho Resources Incorporated	6.50	1-15-2022	375,000	393,750
ConocoPhillips Company	3.35	11-15-2024	370,000	373,869
EQT Corporation	8.13	6-1-2019	400,000	476,366
Southwestern Energy Company	4.95	1-23-2025	290,000	300,622

				2,390,114

Financials: 13.14%

Banks: 5.41%
Bank of America Corporation	2.60	1-15-2019	155,000	157,408
Bank of America Corporation	3.95	4-21-2025	120,000	118,661
Bank of America Corporation	4.00	4-1-2024	700,000	728,087
Chase Capital VI ±	0.90	8-1-2028	1,000,000	852,000
Citigroup Incorporated	3.30	4-27-2025	130,000	127,592
Citigroup Incorporated	6.13	11-21-2017	435,000	480,944
CoreStates Capital Trust II ±144A	0.93	1-15-2027	750,000	658,125
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	774,429
National Capital Commerce Incorporated ±(i)	1.25	4-1-2027	400,000	330,000
National City Bank ±	0.63	6-7-2017	250,000	248,856
NTC Capital Trust Series A ±	0.80	1-15-2027	450,000	394,313
Regions Financial Corporation	5.75	6-15-2015	760,000	761,284
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	724,500
US Bancorp	2.95	7-15-2022	200,000	200,467

				6,556,666

Capital Markets: 1.25%
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	88,838
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	262,254
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	230,315
Morgan Stanley	3.70	10-23-2024	100,000	101,683
Morgan Stanley	3.95	4-23-2027	180,000	175,356
Morgan Stanley	5.50	7-24-2020	350,000	397,806
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	253,516

				1,509,768

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 0.13%
Caterpillar Financial Services Corporation	3.75%	11-24-2023	$150,000	$159,310

Diversified Financial Services: 2.01%
Abay Leasing 2014 LLC	2.65	11-9-2026	551,042	563,967
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	553,154
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	379,275
Deutsche Bank Capital Funding Trust VII ±144A	5.63	1-29-2049	500,000	506,600
General Electric Capital Corporation ±	0.66	5-5-2026	450,000	428,737

				2,431,733

Insurance: 1.40%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	816,592
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	654,662
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	227,624

				1,698,878

REITs: 2.94%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	188,787
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	42,190
Boston Properties LP	3.70	11-15-2018	180,000	191,110
Boston Properties LP	5.88	10-15-2019	200,000	228,814
Duke Realty LP	3.88	10-15-2022	150,000	155,021
ERP Operating LP	4.63	12-15-2021	470,000	518,505
Liberty Property LP	3.75	4-1-2025	100,000	99,404
Liberty Property LP	6.63	10-1-2017	400,000	442,758
Potlatch Corporation	7.50	11-1-2019	310,000	353,400
Realty Income Corporation	4.65	8-1-2023	370,000	399,235
Simon Property Group LP	3.38	10-1-2024	300,000	305,341
UDR Incorporated	4.63	1-10-2022	260,000	280,674
Ventas Realty LP	3.50	2-1-2025	150,000	147,360
Vornado Realty LP	2.50	6-30-2019	200,000	201,663

				3,554,262

Health Care: 2.38%

Health Care Equipment & Supplies: 0.35%
Becton Dickinson & Company	3.73	12-15-2024	290,000	295,854
Medtronic Incorporated 144A	3.15	3-15-2022	130,000	132,812

				428,666

Health Care Providers & Services: 0.84%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,980
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	354,775
Texas Health Resources	4.33	11-15-2055	375,000	367,934
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	163,472

				1,012,161

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	151,680

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	95

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 1.06%
Bayer US Finance LLC 144A	3.38%	10-8-2024	$240,000	$243,403
EMD Finance LLC 144A	2.95	3-19-2022	250,000	250,488
Novartis Capital Corporation	3.40	5-6-2024	370,000	384,807
Roche Holdings Incorporated 144A	3.35	9-30-2024	400,000	409,195

				1,287,893

Industrials: 3.26%

Aerospace & Defense: 0.24%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	103,071
United Technologies Corporation	3.10	6-1-2022	180,000	184,758

				287,829

Air Freight & Logistics: 0.20%
FedEx Corporation	4.00	1-15-2024	225,000	238,057

Commercial Services & Supplies: 0.49%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	359,625
Waste Management Incorporated	3.13	3-1-2025	240,000	237,742

				597,367

Machinery: 1.43%
Actuant Corporation	5.63	6-15-2022	360,000	369,000
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	385,000
Deere & Company	2.60	6-8-2022	340,000	339,178
Oshkosh Corporation	5.38	3-1-2022	375,000	390,938
Valmont Industries Incorporated	5.00	10-1-2044	260,000	243,985

				1,728,101

Road & Rail: 0.59%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	101,654
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	152,410
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	262,782
Union Pacific Corporation	7.88	1-15-2019	171,000	205,473

				722,319

Transportation Infrastructure: 0.31%
Vessel Management Service	3.43	8-15-2036	364,000	374,728

Information Technology: 0.69%

Electronic Equipment, Instruments & Components: 0.24%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	287,813

IT Services: 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	110,205

Software: 0.36%
Oracle Corporation	2.50	5-15-2022	220,000	216,688
Oracle Corporation	3.40	7-8-2024	220,000	225,280

				441,968

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.94%

Chemicals: 0.38%
Ecolab Incorporated	4.35%	12-8-2021	$330,000	$359,118
Valspar Corporation	3.30	2-1-2025	100,000	98,669

				457,787

Containers & Packaging: 0.27%
Sealed Air Corporation 144A	6.50	12-1-2020	300,000	334,500

Paper & Forest Products: 0.29%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	349,870

Telecommunication Services: 0.63%

Diversified Telecommunication Services: 0.63%
AT&T Incorporated	4.75	5-15-2046	280,000	265,283
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,016
Verizon Communications Incorporated	5.15	9-15-2023	350,000	390,985

				766,284

Utilities: 2.49%

Electric Utilities : 1.98%
Atlantic City Electric Company	7.75	11-15-2018	255,000	305,621
Entergy Texas Incorporated	7.13	2-1-2019	250,000	294,444
Great River Energy 144A	5.83	7-1-2017	397,397	415,762
ITC Holdings Corporation	3.65	6-15-2024	120,000	122,100
Kentucky Utilities Company	3.25	11-1-2020	250,000	262,858
Monongahela Power Company 144A	4.10	4-15-2024	380,000	405,343
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	388,070
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	204,946

				2,399,144

Gas Utilities: 0.51%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	403,125
Southern California Gas Company	3.15	9-15-2024	200,000	205,348

				608,473

Total Corporate Bonds and Notes (Cost $37,128,256)				38,384,630

Municipal Obligations: 8.36%

Arizona: 0.96%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	241,084
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	920,432

				1,161,516

Arkansas: 0.30%
Arkansas Taxable Amendment 82 Series A (GO)	2.61	7-1-2021	350,000	363,409

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	97

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

California: 0.22%
California Build America Bonds (GO)	6.88%	11-1-2026	$200,000	$265,548

Georgia: 0.49%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	599,360

Indiana: 0.14%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	170,000	173,437

Kentucky: 0.11%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	125,000	128,659

Maryland: 0.24%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	292,365

Massachusetts: 0.81%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	440,352
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	543,250

				983,602

Minnesota: 0.24%
Minnetonka MN Independent School District #276 Series E (GO, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	288,222

Missouri: 0.33%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.13	8-27-2029	397,217	401,622

New Hampshire: 0.10%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	120,000	120,294

New Jersey: 1.01%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,220,777

North Carolina: 0.32%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	381,504

Ohio: 0.22%
Ohio Veterans Compensation (GO)	3.38	10-1-2021	250,000	265,393

Oklahoma: 0.33%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	399,034

Oregon: 0.29%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	352,723

Texas: 0.74%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	404,813
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	491,820

				896,633

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Washington: 0.89%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03%	12-1-2023	$230,000	$263,336
King County WA School District #210 Federal Way Build America Bonds (GO, AGM Insured)	4.90	12-1-2022	400,000	440,636
Washington Build America Bonds (GO)	5.09	8-1-2033	325,000	370,211

				1,074,183

West Virginia: 0.45%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	547,250

Wisconsin: 0.17%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO)	6.84	12-1-2028	90,000	111,879
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	90,000	91,440

				203,319

Total Municipal Obligations (Cost $9,491,487)				10,118,850

Non-Agency Mortgage-Backed Securities: 11.43%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.89	6-11-2050	493,618	532,712
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	766,865
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	586,468
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1	2.59	6-25-2034	657,827	669,347
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	395,492	404,477
GE Equipment Transportation LLC Series 2015-1 Class A4	1.77	5-23-2023	500,000	501,498
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	559,542
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	584,398
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	589,972
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	212,703
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	216,186
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	387,386
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	5.91	4-15-2045	165,489	166,205
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	428,511
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	573,812
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.86	10-25-2035	704,174	704,324
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	501,223
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	585,870
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	557,500
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	577,993
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	503,567
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A	6.50	10-25-2034	1,089,497	1,093,509
Sequoia Mortgage Trust Series 10 Class 1A ±	0.98	10-20-2027	326,555	319,047
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.68	8-1-2035	500,000	467,000
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.46	5-25-2047	2,095,809	1,351,797

Total Non-Agency Mortgage-Backed Securities (Cost $14,466,270)				13,841,912

U.S. Treasury Securities: 4.65%
U.S. Treasury Bond	2.50	2-15-2045	1,570,000	1,445,873
U.S. Treasury Bond	3.63	2-15-2044	275,000	314,832

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	99

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.25%	11-15-2040	$2,105,000	$2,641,775
U.S. Treasury Note	2.13	5-15-2025	1,225,000	1,226,871

Total U.S. Treasury Securities (Cost $4,939,750)				5,629,351

Yankee Corporate Bonds and Notes: 5.71%

Consumer Discretionary: 0.30%

Media: 0.30%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	361,203

Energy: 2.45%

Energy Equipment & Services: 0.58%
Ensco plc	4.50	10-1-2024	80,000	79,108
Ensco plc	4.70	3-15-2021	200,000	206,727
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	412,639

				698,474

Oil, Gas & Consumable Fuels: 1.87%
BP Capital Markets plc	3.81	2-10-2024	110,000	114,295
BP Capital Markets plc	4.50	10-1-2020	350,000	387,267
Petroleos Mexicanos	2.29	2-15-2024	247,500	250,615
Petroleos Mexicanos	2.83	2-15-2024	517,500	535,856
Petroleos Mexicanos	6.38	1-23-2045	250,000	271,200
Statoil ASA	3.25	11-10-2024	310,000	315,865
Total Capital International SA	3.70	1-15-2024	200,000	209,426
Weatherford International Limited	4.50	4-15-2022	190,000	183,743

				2,268,267

Financials: 1.07%

Banks: 0.21%
Credit Suisse AG (New York)	3.63	9-9-2024	250,000	253,873

Diversified Financial Services: 0.86%
Shell International Finance BV	3.25	5-11-2025	200,000	202,411
Shell International Finance BV	3.40	8-12-2023	370,000	383,859
Tyco Electronics Group SA	3.50	2-3-2022	450,000	461,246

				1,047,516

Health Care: 0.19%

Pharmaceuticals: 0.19%
Actavis Funding SCS	4.55	3-15-2035	230,000	227,069

Industrials: 0.55%

Aerospace & Defense: 0.43%
BAE Systems plc 144A	4.75	10-11-2021	470,000	520,673

Road & Rail: 0.12%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	145,577

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.31%

Semiconductors & Semiconductor Equipment: 0.31%
TSMC Global Limited 144A	1.63%	4-3-2018	$380,000	$375,934

Materials: 0.52%

Metals & Mining: 0.52%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	387,085
Teck Resources Limited	3.00	3-1-2019	240,000	237,845

				624,930

Telecommunication Services: 0.32%

Wireless Telecommunication Services: 0.32%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	387,674

Total Yankee Corporate Bonds and Notes (Cost $6,677,703)				6,911,190

	Yield		Shares
Short-Term Investments: 2.95%

Investment Companies: 2.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11		3,570,122	3,570,122

Total Short-Term Investments (Cost $3,570,122)				3,570,122

Total investments in securities (Cost $117,981,788) *	100.57%	121,774,061
Other assets and liabilities, net	(0.57)	(688,327)

Total net assets	100.00%	$121,085,734

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $117,992,014 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,308,349
Gross unrealized losses	(1,526,302)

Net unrealized gains	$3,782,047

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	101

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 14.88%

Consumer Staples: 3.06%

Food Products: 1.63%
Biostime International Holdings Limited «	176,000	$737,717
Marine Harvest ASA	4,555	52,547

		790,264

Household Products: 1.43%
Reckitt Benckiser Group plc	7,655	690,879

Energy: 2.59%

Oil, Gas & Consumable Fuels: 2.59%
BP plc	98,030	675,354
ENI SpA	32,056	577,044

		1,252,398

Financials: 4.16%

REITs: 4.16%
American Tower Corporation	3,460	321,053
AvalonBay Communities Incorporated	1,117	185,981
Boston Properties Incorporated	1,659	215,720
Host Hotels & Resorts Incorporated	8,319	165,714
Mid-America Apartment Communities Incorporated	1,538	117,488
Physicians Realty Trust	6,038	96,970
Prologis Incorporated	3,546	140,386
Public Storage Incorporated	670	129,672
Simon Property Group Incorporated	2,229	404,341
Tanger Factory Outlet Centers Incorporated	1,440	48,427
Ventas Incorporated	2,225	148,007
WP Glimcher Incorporated	3,018	42,463

		2,016,222

Materials: 5.07%

Chemicals: 3.07%
Akzo Nobel NV	8,884	676,669
Nitto Denko Corporation	10,400	809,275

		1,485,944

Metals & Mining: 2.00%
Agnico-Eagle Mines Limited	5,600	180,152
Franco-Nevada Corporation	2,050	105,434
Fresnillo plc	7,800	90,544
Goldcorp Incorporated-U.S. Exchange Traded Shares	6,300	111,888
Newmont Mining Corporation	3,000	81,720
Randgold Resources Limited ADR	2,850	205,856
Royal Gold Incorporated	1,760	113,995
Silver Wheaton Corporation	2,000	38,196
Tahoe Resources Incorporated	2,800	38,906

		966,691

Total Common Stocks (Cost $6,575,707)		7,202,398

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 9.53%

Consumer Discretionary: 2.78%

Auto Components: 0.54%
Goodyear Tire & Rubber Company	8.25%	8-15-2020	$125,000	$131,406
Tenneco Incorporated	6.88	12-15-2020	125,000	131,875

				263,281

Diversified Consumer Services: 0.16%
Service Corporation International	7.00	6-15-2017	70,000	76,213

Hotels, Restaurants & Leisure: 0.16%
Hilton Worldwide Finance LLC	5.63	10-15-2021	5,000	5,269
MGM Resorts International	7.63	1-15-2017	65,000	69,956

				75,225

Household Durables: 0.56%
DR Horton Incorporated	3.63	2-15-2018	135,000	138,038
Jarden Corporation	7.50	5-1-2017	120,000	132,000

				270,038

Media: 0.55%
CCO Holdings LLC	7.38	6-1-2020	125,000	133,125
DISH DBS Corporation	4.25	4-1-2018	130,000	133,575

				266,700

Specialty Retail: 0.54%
Limited Brands Incorporated	6.90	7-15-2017	120,000	131,700
Sally Holdings Incorporated	6.88	11-15-2019	125,000	131,563

				263,263

Textiles, Apparel & Luxury Goods: 0.27%
HanesBrands Incorporated	6.38	12-15-2020	125,000	132,344

Consumer Staples: 0.54%

Food Products: 0.27%
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	132,600

Household Products: 0.27%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	128,100

Energy: 1.00%

Energy Equipment & Services: 0.29%
SESI LLC	6.38	5-1-2019	70,000	71,925
Targa Resources Partners 144A	5.00	1-15-2018	65,000	67,113

				139,038

Oil, Gas & Consumable Fuels: 0.71%
Chesapeake Energy Corporation Company ±	3.53	4-15-2019	70,000	67,900
Sabine Pass LNG LP	7.50	11-30-2016	65,000	69,388
Tesoro Corporation	4.25	10-1-2017	65,000	67,275
Tesoro Logistics LP	5.88	10-1-2020	65,000	68,055
WPX Energy Incorporated	5.25	1-15-2017	70,000	71,750

				344,368

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	103

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.67%

Banks: 0.28%
CIT Group Incorporated	4.25%	8-15-2017	$130,000	$132,756

Consumer Finance: 1.12%
Ally Financial Incorporated	6.25	12-1-2017	125,000	134,063
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	138,209
SLM Corporation	4.63	9-25-2017	130,000	133,250
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,375

				543,897

REITs: 0.27%
Iron Mountain Incorporated	7.75	10-1-2019	125,000	132,031

Health Care: 0.98%

Health Care Equipment & Supplies: 0.42%
Biomet Incorporated	6.50	8-1-2020	125,000	132,094
Mallinckrodt International Finance SA	3.50	4-15-2018	70,000	70,175

				202,269

Health Care Providers & Services: 0.56%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	136,563
HCA Incorporated	8.00	10-1-2018	115,000	133,975

				270,538

Industrials: 0.90%

Aerospace & Defense: 0.27%
Huntington Ingalls Industries Incorporated	7.13	3-15-2021	120,000	128,400

Diversified Consumer Services: 0.14%
ADT Corporation	2.25	7-15-2017	70,000	69,300

Machinery: 0.21%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	71,906
Manitowoc Company Incorporated	8.50	11-1-2020	30,000	31,875

				103,781

Trading Companies & Distributors: 0.28%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	134,688

Information Technology: 0.28%

Internet Software & Services: 0.28%
IAC/InterActiveCorp	4.88	11-30-2018	130,000	134,550

Materials: 0.55%

Chemicals: 0.27%
PolyOne Corporation	7.38	9-15-2020	125,000	130,938

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.28%
Owens-Illinois Incorporated	7.80%	5-15-2018	$120,000	$135,300

Telecommunication Services: 0.55%

Diversified Telecommunication Services: 0.27%
Frontier Communications Corporation	8.13	10-1-2018	60,000	66,187
Windstream Corporation	7.88	11-1-2017	60,000	64,650

				130,837

Wireless Telecommunication Services: 0.28%
Sprint Nextel Corporation	6.00	12-1-2016	65,000	67,600
T-Mobile USA Incorporated	6.46	4-28-2019	65,000	67,152

				134,752

Utilities: 0.28%

Independent Power & Renewable Electricity Producers: 0.28%
NRG Energy Incorporated	7.63	1-15-2018	120,000	133,740

Total Corporate Bonds and Notes (Cost $4,601,731)				4,608,947

Loans: 4.29%

Consumer Discretionary: 0.28%

Multiline Retail: 0.28%
Michaels Stores Incorporated ±	3.75	1-28-2020	134,315	134,382

Financials: 0.28%

Diversified Financial Services: 0.28%
Delos Finance SARL ±	3.50	3-6-2021	135,000	135,049

Health Care: 0.66%

Health Care Providers & Services: 0.38%
CHS/Community Health System Incorporated ±	3.53	12-31-2018	134,660	134,968
Iasis Healthcare LLC ±<	0.00	5-3-2018	50,000	50,136

				185,104

Pharmaceuticals: 0.28%
Valeant Pharmaceuticals International Incorporated ±<	0.00	2-13-2019	135,000	134,869

Industrials: 1.08%

Aerospace & Defense: 0.25%
TransDigm Incorporated ±	3.75	2-28-2020	119,747	119,417

Commercial Services & Supplies: 0.83%
Hertz Corporation ±	3.50	3-11-2018	134,315	133,835
KAR Auction Services Incorporated ±	3.50	3-7-2021	134,258	134,315
ServiceMaster Company ±	4.25	7-1-2021	134,662	134,998

				403,148

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	105

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.69%

Communications Equipment: 0.27%
Cequel Communications LLC ±	3.50%	2-14-2019	$131,188	$131,370

Internet Software & Services: 0.14%
Zayo Group LLC ±	3.75	5-6-2021	69,821	69,717

Technology Hardware, Storage & Peripherals: 0.28%
Dell Incorporated ±	4.50	4-29-2020	134,659	134,716

Materials: 0.56%

Chemicals: 0.28%
Ineos US Finance LLC ±	3.75	5-4-2018	134,319	134,281

Containers & Packaging: 0.28%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	134,315	134,043

Telecommunication Services: 0.74%

Diversified Telecommunication Services: 0.74%
Level 3 Financing Incorporated ±<	0.00	5-31-2022	135,000	134,663
Virgin Media Investment Holdings Limited ±	3.50	6-7-2020	90,898	90,626
West Corporation ±	3.25	6-30-2018	135,000	134,738

				360,027

Total Loans (Cost $2,068,229)				2,076,123

U.S. Treasury Securities: 66.60%
TIPS	0.13	4-15-2017	1,325,197	1,345,696
TIPS	0.13	4-15-2018	1,041,685	1,059,833
TIPS	0.13	4-15-2019	2,125,804	2,158,354
TIPS	0.13	4-15-2020	609,888	616,464
TIPS	0.13	1-15-2022	1,303,788	1,301,241
TIPS	0.13	7-15-2022	1,339,674	1,340,720
TIPS	0.13	1-15-2023	1,436,964	1,425,962
TIPS	0.13	7-15-2024	1,217,920	1,203,172
TIPS	0.25	1-15-2025	1,544,922	1,536,112
TIPS	0.38	7-15-2023	1,440,476	1,457,694
TIPS	0.63	7-15-2021	1,403,556	1,457,067
TIPS	0.63	1-15-2024	1,487,287	1,529,931
TIPS	0.63	2-15-2043	441,528	406,206
TIPS	0.75	2-15-2042	673,870	641,177
TIPS	0.75	2-15-2045	375,945	356,971
TIPS	1.13	1-15-2021	1,106,160	1,175,553
TIPS	1.25	7-15-2020	968,820	1,041,254
TIPS	1.38	7-15-2018	1,056,443	1,124,121
TIPS	1.38	1-15-2020	627,722	673,575
TIPS	1.38	2-15-2044	703,993	778,793
TIPS	1.63	1-15-2018	608,504	645,015
TIPS	1.75	1-15-2028	501,453	577,023
TIPS	1.88	7-15-2019	519,651	568,652
TIPS	2.00	1-15-2026	553,080	644,598

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	2.13%	1-15-2019	$456,313	$498,772
TIPS	2.13	2-15-2040	267,596	339,596
TIPS	2.13	2-15-2041	339,573	434,096
TIPS	2.38	1-15-2017	398,014	418,817
TIPS	2.38	1-15-2025	864,156	1,031,788
TIPS	2.38	1-15-2027	503,371	611,123
TIPS	2.50	7-15-2016	765,669	796,894
TIPS	2.50	1-15-2029	505,793	633,822
TIPS	2.63	7-15-2017	592,301	638,250
TIPS	3.38	4-15-2032	199,499	286,623
TIPS	3.63	4-15-2028	423,281	586,145
TIPS	3.88	4-15-2029	617,493	889,382

Total U.S. Treasury Securities (Cost $31,079,932)				32,230,492

Yankee Corporate Bonds and Notes: 0.32%

Information Technology: 0.04%

Communications Equipment: 0.04%
Nokia Corporation	5.38	5-15-2019	20,000	21,600

Materials: 0.28%

Metals & Mining: 0.28%
ArcelorMittal SA	6.13	6-1-2018	125,000	134,063

Total Yankee Corporate Bonds and Notes (Cost $153,485)				155,663

	Yield		Shares
Short-Term Investments: 5.46%

Investment Companies: 5.46%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		384,925	384,925
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		2,258,748	2,258,748
Total Short-Term Investments (Cost $2,643,673)				2,643,673

Total investments in securities (Cost $47,122,757) *	101.08%	48,917,296
Other assets and liabilities, net	(1.08)	(520,512)

Total net assets	100.00%	$48,396,784

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $47,130,780 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,243,319
Gross unrealized losses	(456,803)

Net unrealized gains	$1,786,516

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	107

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.24%
FHLMC	6.00%	7-1-2017	$18,786	$19,434
FHLMC	7.50	7-17-2017	20,375	20,813
FHLMC Series T-54 Class 4A ±	3.06	2-25-2043	479,589	513,144
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	576,152	671,088
FHLMC Series T-63 Class 1A1 ±	1.33	2-25-2045	413,083	421,120
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	424,557	520,825
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	639,386	714,083
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	704,786	841,055
FNMA ±	1.34	10-1-2034	278,167	285,509
FNMA ±	1.34	4-1-2044	220,884	226,732
FNMA ±	1.34	10-1-2044	233,028	238,882
FNMA ±	1.36	4-1-2037	270,150	283,516
FNMA ±	1.73	7-1-2017	3,285	3,297
FNMA ±	1.75	9-1-2033	190,307	199,811
FNMA ±	1.78	10-1-2033	413,715	435,018
FNMA ±	1.93	6-1-2033	349,075	366,663
FNMA ±	1.95	8-1-2035	286,360	302,751
FNMA ±	1.95	4-1-2034	364,869	385,491
FNMA ±	2.01	1-1-2036	194,143	206,029
FNMA ±	2.01	12-1-2033	283,943	298,597
FNMA ±	2.04	6-1-2033	210,272	217,303
FNMA ±	2.08	7-1-2035	225,538	239,852
FNMA	5.50	2-1-2017	42,519	44,837
FNMA Series 2003-W4 Class 3A ±	6.55	10-25-2042	286,895	328,127
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	217,599	254,973
FNMA Series 2007-88 Class HC ±	2.31	9-25-2037	259,640	270,241
HUD	0.83	8-1-2016	150,000	149,866

Total Agency Securities (Cost $7,905,361)				8,459,057

Asset-Backed Securities: 20.34%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	114,948	115,078
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	110,001
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.48	3-20-2017	120,118	120,110
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,624
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,118
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	109,951
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	125,260
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,918
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	125,083
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.53	4-16-2018	100,000	100,001
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	110,051
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	36,074	36,075
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	130,310
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.63	10-20-2017	150,000	149,992
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,495
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	110,070
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	130,498
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,241
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	100,000	100,010

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CNH Equipment Trust Series 2014-A Class A3	0.84%	5-15-2019	$100,000	$100,054
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.47	4-25-2024	110,000	109,084
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	100,032
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	130,044
Ford Credit Auto Lease Trust Series 2013-B Class A3	0.76	9-15-2016	104,416	104,473
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	100,037
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	220,000	220,218
Ford Credit Auto Owner Trust Series 2014-B A3	0.90	10-15-2018	120,000	120,181
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	250,620
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	18,820	18,821
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,182
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,047
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	120,138
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.53	1-25-2045	236,786	231,727
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,980
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	100,148
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,399
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	100,033
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	130,038
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,463
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	100,011
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	130,181
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,846
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	99,976
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	110,031
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	100,048
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	130,250

Total Asset-Backed Securities (Cost $5,505,335)				5,506,948

Corporate Bonds and Notes: 24.46%

Consumer Discretionary: 1.40%

Diversified Consumer Services: 0.38%
Stanford University	4.25	5-1-2016	100,000	103,306

Specialty Retail: 1.02%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	162,192
The Home Depot Incorporated	5.40	3-1-2016	110,000	114,049

				276,241

Consumer Staples: 2.38%

Beverages: 0.45%
Brown-Forman Corporation	2.50	1-15-2016	120,000	121,286

Food Products: 1.49%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	115,467
Ingredion Incorporated	3.20	11-1-2015	91,000	91,756
Kellogg Company	4.45	5-30-2016	94,000	97,266
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	100,003

				404,492

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	109

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 0.44%
Procter & Gamble Company	4.85%	12-15-2015	$115,000	$117,703

Energy: 1.63%

Oil, Gas & Consumable Fuels: 1.63%
Chevron Corporation ±	0.38	2-22-2017	110,000	110,038
Commonwealth Edison Company	5.95	8-15-2016	120,000	126,949
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	127,021
Marathon Oil Corporation	6.00	10-1-2017	70,000	76,962

				440,970

Financials: 10.52%

Banks: 2.38%
Ally Bank ±	0.90	9-18-2015	74,000	74,133
Bank of America Corporation	1.25	1-11-2016	70,000	70,163
Branch Banking & Trust Company ±	0.59	9-13-2016	250,000	249,272
Citigroup Incorporated	4.59	12-15-2015	90,000	91,826
KeyBank NA	4.95	9-15-2015	157,000	159,019

				644,413

Capital Markets: 1.60%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	116,422
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,599
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	92,466
Morgan Stanley	3.45	11-2-2015	92,000	93,042
Morgan Stanley	4.75	3-22-2017	50,000	53,001
State Street Corporation	2.88	3-7-2016	37,000	37,645

				433,175

Consumer Finance: 4.21%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,465
American Express Credit Corporation	2.75	9-15-2015	77,000	77,475
American Honda Finance Corporation	0.95	5-5-2017	60,000	60,020
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,249
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,288
BMW Bank North America	0.70	7-18-2016	245,000	245,334
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	152,940
Discover Bank	0.85	9-25-2015	125,000	125,216
Sallie Mae Bank	0.85	10-30-2015	175,000	175,370
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	122,523

				1,139,880

Diversified Financial Services: 1.29%
Bank of America Corporation	3.88	3-22-2017	70,000	73,063
General Electric Capital Corporation	5.63	9-15-2017	80,000	87,868
JPMorgan Chase & Company	3.15	7-5-2016	120,000	122,744
JPMorgan Chase & Company	6.00	1-15-2018	60,000	66,672

				350,347

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.38%
MetLife Global Funding 144A	3.13%	1-11-2016	$100,000	$101,665

REITs: 0.67%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	86,254
ERP Operating LP	5.38	8-1-2016	89,000	93,565

				179,819

Health Care: 0.92%

Health Care Equipment & Supplies: 0.18%
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,344

Pharmaceuticals: 0.74%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,174
AbbVie Incorporated	1.80	5-14-2018	20,000	20,020
Merck & Company Incorporated ±	0.40	2-10-2017	90,000	90,032

				200,226

Industrials: 2.45%

Commercial Services & Supplies: 0.75%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	81,508
Cooper US Incorporated	2.38	1-15-2016	120,000	121,311

				202,819

Electrical Equipment: 0.34%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	90,000	91,452

Industrial Conglomerates: 0.22%
General Electric Company	0.85	10-9-2015	60,000	60,100

Machinery: 0.37%
Caterpillar Incorporated	4.63	6-1-2015	100,000	100,000

Road & Rail: 0.77%
Norfolk Southern Corporation	5.75	1-15-2016	106,000	109,014
Union Pacific Corporation	5.75	11-15-2017	90,000	99,525

				208,539

Information Technology: 0.97%

IT Services: 0.30%
Fiserv Incorporated	3.13	6-15-2016	80,000	81,883

Software: 0.33%
Oracle Corporation ±	0.47	7-7-2017	90,000	90,164

Technology Hardware, Storage & Peripherals: 0.34%
Apple Incorporated	0.90	5-12-2017	90,000	90,178

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	111

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.67%

Chemicals: 0.67%
Ecolab Incorporated	3.00%	12-8-2016	$90,000	$92,516
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,995

				182,511

Telecommunication Services: 0.81%

Diversified Telecommunication Services: 0.81%
AT&T Incorporated	1.60	2-15-2017	90,000	90,402
Verizon Communications Incorporated	1.35	6-9-2017	130,000	129,917

				220,319

Utilities: 2.70%

Electric Utilities: 1.39%
Kentucky Utilities Company	1.63	11-1-2015	110,000	110,479
Sierra Pacific Power Company	6.00	5-15-2016	120,000	125,937
Southern California Edison Company	1.13	5-1-2017	90,000	90,328
Xcel Energy Incorporated %%	1.20	6-1-2017	50,000	50,057

				376,801

Gas Utilities: 0.54%
Questar Corporation	2.75	2-1-2016	144,000	145,837

Multi-Utilities: 0.77%
Consumers Energy Company	5.15	2-15-2017	100,000	107,055
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	102,192

				209,247

Total Corporate Bonds and Notes (Cost $6,612,589)				6,623,717

Municipal Obligations: 0.89%

Arizona: 0.26%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	70,195

Michigan: 0.22%
Chippewa Valley MI School District (Education Revenue, Qualified School Board Loan Fund Insured) %%	1.18	5-1-2017	60,000	59,959

Minnesota: 0.11%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue) %%	1.04	7-1-2016	30,000	30,000

Pennsylvania: 0.30%
Chester County PA (GO)	0.59	5-15-2016	80,000	80,005

Total Municipal Obligations (Cost $240,000)				240,159

Non-Agency Mortgage-Backed Securities: 5.09%
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8 Class A4	4.67	6-11-2041	8,426	8,417
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.89	6-11-2050	85,560	92,337

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2015

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.39%	3-15-2026	$95,836	$95,171
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	125,068
Dell Equipment Finance Trust 2015-1 Class A2 144A	1.01	7-24-2017	140,000	140,078
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	120,032
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	110,146
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,497
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	105,937	112,556
SLMA Series 2014-1 Class A1 ±	0.46	5-28-2019	44,434	44,422
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	148,431	148,700
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,898
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,498

Total Non-Agency Mortgage-Backed Securities (Cost $1,382,040)				1,377,820

Yankee Corporate Bonds and Notes: 4.34%

Energy: 1.58%

Oil, Gas & Consumable Fuels: 1.58%
BP Capital Markets plc ±	0.61	11-6-2015	100,000	100,078
Schlumberger SA 144A	2.65	1-15-2016	100,000	101,317
Shell International	3.10	6-28-2015	73,000	73,146
Total Capital SA	2.30	3-15-2016	150,000	152,148

				426,689

Financials: 1.42%

Banks: 0.65%
BNP Paribas	3.60	2-23-2016	75,000	76,529
Royal Bank of Canada	0.80	10-30-2015	100,000	100,162

				176,691

Diversified Financial Services: 0.77%
ConocoPhillips Canada Funding Company	5.63	10-15-2016	100,000	106,470
Deutsche Bank AG (London)	3.25	1-11-2016	100,000	101,567

				208,037

Industrials: 0.85%

Machinery: 0.29%
Pentair Finance SA	1.35	12-1-2015	80,000	80,095

Road & Rail: 0.56%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,891
Canadian National Railway Company	5.80	6-1-2016	57,000	59,881

				150,772

Materials: 0.49%

Metals & Mining: 0.49%
Rio Tinto Finance USA Limited	1.88	11-2-2015	132,000	132,642

Total Yankee Corporate Bonds and Notes (Cost $1,174,010)				1,174,926

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Allocation Funds	113

STABLE INCOME PORTFOLIO

Security name	Yield		Shares	Value
Short-Term Investments: 13.92%

Investment Companies: 5.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11%		1,472,418	$1,472,418

		Maturity date	Principal
U.S. Treasury Securities: 8.48%
U.S Treasury Bill (z)	0.12	2-4-2016	$1,300,000	1,298,881
U.S Treasury Bill (z)	0.17	3-3-2016	1,000,000	998,639

				2,297,520

Total Short-Term Investments (Cost $3,768,960)				3,769,938

Total investments in securities (Cost $26,588,295) *	100.28%	27,152,565
Other assets and liabilities, net	(0.28)	(76,761)

Total net assets	100.00%	$27,075,804

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $26,588,295 and unrealized gains (losses) consists of:

Gross unrealized gains	$586,094
Gross unrealized losses	(21,824)

Net unrealized gains	$564,270

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—May 31, 2015

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$322,448,500	$121,755,965
In affiliated securities, at value (see cost below)	12,804,474	2,403,059

Total investments, at value (see cost below)	335,252,974	124,159,024
Cash	0	3,137
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	1,025,651
Receivable for dividends	631,272	118,131
Receivable for securities lending income	465	332
Prepaid expenses and other assets	3,517	8,990

Total assets	335,888,228	125,315,265

Liabilities
Payable for investments purchased	128,260	518,857
Payable upon receipt of securities loaned	0	1,367,050
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Advisory fee payable	187,067	57,590
Professional fees payable	32,027	35,874
Accrued expenses and other liabilities	6,070	6,033

Total liabilities	353,424	1,985,404

Total net assets	$335,534,804	$123,329,861

Investments in unaffiliated securities (including securities on loan), at cost	$236,006,345	$77,463,616

Investments in affiliated securities, at cost	$12,804,474	$2,403,059

Total investments, at cost	$248,810,819	$79,866,675

Securities on loan, at value	$0	$1,339,855

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2015	Wells Fargo Advantage Allocation Funds	115

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,128,671,258	$2,651,750,298	$156,102,811	$518,423,328	$80,663,350	$714,607,781	$207,907,110
111,234,959	72,683,496	8,927,351	37,309,383	2,483,095	88,512,607	9,678,304

1,239,906,217	2,724,433,794	165,030,162	555,732,711	83,146,445	803,120,388	217,585,414
0	0	0	0	0	9,758	0
0	0	153,699	13,205,915	0	0	0
15,190,440	47,924,940	117,915	1,050,783	0	2,366,688	858,496
41,218	5,776,462	357,938	3,129,841	195,031	168,797	110,256
69,403	14,443	28,445	161,736	773	49,576	6,342
8,181	104,072	34,118	16,567	11,491	18,355	4,008

1,255,215,459	2,778,253,711	165,722,277	573,297,553	83,353,740	805,733,562	218,564,516

8,399,838	1,469,955	343,135	2,358,562	0	815,262	0
98,237,991	6,011,425	6,801,751	36,297,846	768,700	53,003,433	1,981,650
0	275,285	0	0	0	0	0
0	0	0	0	0	0	702,834
756,522	197,966	115,052	389,524	45,011	490,594	146,624
36,117	40,347	39,870	27,215	36,109	32,218	35,071
17,558	14,799	18,140	10,758	7,632	6,635	2,114

107,448,026	8,009,777	7,317,948	39,083,905	857,452	54,348,142	2,868,293

$1,147,767,433	$2,770,243,934	$158,404,329	$534,213,648	$82,496,288	$751,385,420	$215,696,223

$766,609,747	$1,289,156,907	$120,215,559	$502,024,510	$65,663,991	$580,265,838	$161,205,364

$111,234,959	$53,233,665	$8,927,351	$37,309,383	$2,483,095	$88,512,607	$9,678,304

$877,844,706	$1,342,390,572	$129,142,910	$539,333,893	$68,147,086	$668,778,445	$170,883,668

$89,729,279	$5,819,862	$6,330,776	$34,066,889	$751,405	$51,725,458	$1,912,752

$0	$0	$153,376	$13,399,801	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—May 31, 2015

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$4,040,005,513	$118,203,939
In affiliated securities, at value (see cost below)	285,590,541	3,570,122

Total investments, at value (see cost below)	4,325,596,054	121,774,061
Cash	5,667,624	21,363
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	583,124,854	97,190
Principal paydown receivable	31,502	0
Receivable for interest	14,350,325	882,649
Receivable for securities lending income	12,470	0
Prepaid expenses and other assets	11,173	3,064

Total assets	4,928,794,002	122,778,327

Liabilities
Payable for investments purchased	1,149,576,033	1,616,971
Payable upon receipt of securities loaned	25,460,000	0
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	1,076,009	32,240
Professional fees payable	78,947	43,193
Accrued expenses and other liabilities	56,036	189

Total liabilities	1,176,247,025	1,692,593

Total net assets	$3,752,546,977	$121,085,734

Investments in unaffiliated securities (including securities on loan), at cost	$4,007,190,462	$114,411,666

Investments in affiliated securities, at cost	$285,590,541	$3,570,122

Total investments, at cost	$4,292,781,003	$117,981,788

Securities on loan, at value	$24,962,900	$0

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2015	Wells Fargo Advantage Allocation Funds	117

Real Return Portfolio	Stable Income Portfolio

$46,273,623	$25,680,147
2,643,673	1,472,418

48,917,296	27,152,565
0	0
0	18,000
23,885	0
106,998	0
0	0
221,596	88,937
2,824	0
4,901	3,663

49,277,500	27,263,165

450,760	139,965
384,925	0
0	4,063
12,226	2,021
29,710	36,972
3,095	4,340

880,716	187,361

$48,396,784	$27,075,804

$44,479,084	$25,115,877

$2,643,673	$1,472,418

$47,122,757	$26,588,295

$362,557	$0

$23,828	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Statements of operations—year ended May 31, 2015

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$6,178,185	$1,189,335
Income from affiliated securities	14,612	1,431
Securities lending income, net	8,078	11,884
Interest	0	0

Total investment income	6,200,875	1,202,650

Expenses
Advisory fee	2,148,449	861,196
Custody and accounting fees	24,261	24,814
Professional fees	43,920	48,048
Shareholder report expenses	1,452	1,380
Trustees’ fees and expenses	11,095	12,889
Other fees and expenses	9,351	5,697

Total expenses	2,238,528	954,024
Less: Fee waivers and/or expense reimbursements	0	(129,792)

Net expenses	2,238,528	824,232

Net investment income (loss)	3,962,347	378,418

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	41,880,494	13,356,513
Affiliated securities	0	0
Futures transactions	0	0

Net realized gains on investments	41,880,494	13,356,513

Net change in unrealized gains (losses) on:
Unaffiliated securities	(13,267,776)	2,762,375
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(13,267,776)	2,762,375

Net realized and unrealized gains (losses) on investments	28,612,718	16,118,888

Net increase (decrease) in net assets resulting from operations	$32,575,065	$16,497,306

* Net of foreign dividend withholding taxes in the amount of	$70,272	$1,163

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2015	Wells Fargo Advantage Allocation Funds	119

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,076,110	$56,769,252	$2,610,087	$16,484,954	$1,601,459	$1,890,035	$3,535,935
15,271	1,063,701	3,035	5,669	1,752	20,665	5,636
763,476	126,646	93,175	461,069	12,367	641,332	56,206
0	515	0	28,191	0	0	0

1,854,857	57,960,114	2,706,297	16,979,883	1,615,578	2,552,032	3,597,777

8,777,295	2,355,404	1,312,906	4,279,316	573,194	4,048,962	1,659,057
67,191	158,416	121,127	192,202	12,935	37,831	22,275
47,567	54,564	59,543	69,669	48,255	46,228	44,004
4,783	8,197	3,735	2,595	1,278	2,821	3,520
12,183	12,186	17,683	15,723	13,111	12,190	12,503
20,963	433,918	23,115	44,541	6,461	7,331	6,043

8,929,982	3,022,685	1,538,109	4,604,046	655,234	4,155,363	1,747,402
0	0	0	0	(4,092)	0	0

8,929,982	3,022,685	1,538,109	4,604,046	651,142	4,155,363	1,747,402

(7,075,125)	54,937,429	1,168,188	12,375,837	964,436	(1,603,331)	1,850,375

124,199,895	144,986,866	5,764,586	12,459,307	9,724,164	17,519,892	16,879,349
0	2,138,491	0	0	0	0	0
0	4,569,638	0	0	0	0	0

124,199,895	151,694,995	5,764,586	12,459,307	9,724,164	17,519,892	16,879,349

125,177,937	105,029,298	1,080,710	(27,933,255)	(3,904,014)	73,745,204	(3,678,556)
0	1,672,056	0	0	0	0	0
0	(615,765)	0	0	0	0	0

125,177,937	106,085,589	1,080,710	(27,933,255)	(3,904,014)	73,745,204	(3,678,556)

249,377,832	257,780,584	6,845,296	(15,473,948)	5,820,150	91,265,096	13,200,793

$242,302,707	$312,718,013	$8,013,484	$(3,098,111)	$6,784,586	$89,661,765	$15,051,168

$0	$5,351	$343,243	$1,894,652	$17,729	$9,237	$0

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Statements of operations—year ended May 31, 2015

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$69,361,815	$4,150,069
Securities lending income, net	207,193	1,681
Income from affiliated securities	162,761	2,209
Dividends**	0	0

Total investment income	69,731,769	4,153,959

Expenses
Advisory fee	11,574,876	462,434
Custody and accounting fees	182,847	12,493
Professional fees	65,258	55,404
Shareholder report expenses	7,517	3,553
Trustees’ fees and expenses	12,190	12,190
Other fees and expenses	64,516	4,536

Total expenses	11,907,204	550,610
Less: Fee waivers and/or expense reimbursements	(664,431)	(101,124)

Net expenses	11,242,773	449,486

Net investment income	58,488,996	3,704,473

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	54,759,195	1,635,962
Futures transactions	0	0
TBA sale commitments	18,676	0

Net realized gains on investments	54,777,871	1,635,962

Net change in unrealized gains (losses) on:
Unaffiliated securities	(15,603,380)	(507,703)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(15,603,380)	(507,703)

Net realized and unrealized gains (losses) on investments	39,174,491	1,128,259

Net increase in net assets resulting from operations	$97,663,487	$4,832,732

* Net of foreign interest withholding taxes in the amount of	$6,939	$651
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2015	Wells Fargo Advantage Allocation Funds	121

Real Return Portfolio	Stable Income Portfolio

$473,637	$410,984
6,136	0
102	1,745
117,700	0

597,575	412,729

179,347	77,232
9,598	9,373
41,339	49,136
2,413	1,526
17,692	17,277
4,984	9,241

255,373	163,785
(58,719)	(59,393)

196,654	104,392

400,921	308,337

1,134,155	47,612
(1,641)	(47,464)
0	0

1,132,514	148

(896,307)	(68,933)
0	(10,469)

(896,307)	(79,402)

236,207	(79,254)

$637,128	$229,083

$0	$0

$8,709	$0

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$3,962,347	$4,519,408
Net realized gains on investments	41,880,494	41,555,935
Net change in unrealized gains (losses) on investments	(13,267,776)	9,188,214

Net increase in net assets resulting from operations	32,575,065	55,263,557

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	32,358,693	24,307,963
Withdrawals	(46,347,409)	(109,777,604)

Net decrease in net assets resulting from capital share transactions	(13,988,716)	(85,469,641)

Total increase (decrease) in net assets	18,586,349	(30,206,084)

Net assets
Beginning of period	316,948,455	347,154,539

End of period	$335,534,804	$316,948,455

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	123

	Diversified Large Cap Growth Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$378,418	$217,848
Net realized gains on investments	13,356,513	17,206,881
Net change in unrealized gains (losses) on investments	2,762,375	12,006,669

Net increase in net assets resulting from operations	16,497,306	29,431,398

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,385,145	4,540,444
Withdrawals	(38,000,934)	(38,368,891)

Net decrease in net assets resulting from capital share transactions	(36,615,789)	(33,828,447)

Total decrease in net assets	(20,118,483)	(4,397,049)

Net assets
Beginning of period	143,448,344	147,845,393

End of period	$123,329,861	$143,448,344

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment loss	$(7,075,125)	$(7,250,579)
Net realized gains on investments	124,199,895	126,561,844
Net change in unrealized gains (losses) on investments	125,177,937	2,831,625

Net increase in net assets resulting from operations	242,302,707	122,142,890

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	45,776,720	100,196,552
Withdrawals	(236,510,647)	(172,012,866)

Net decrease in net assets resulting from capital share transactions	(190,733,927)	(71,816,314)

Total increase in net assets	51,568,780	50,326,576

Net assets
Beginning of period	1,096,198,653	1,045,872,077

End of period	$1,147,767,433	$1,096,198,653

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	125

	Index Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$54,937,429	$54,636,691
Net realized gains on investments	151,694,995	10,828,401
Net change in unrealized gains (losses) on investments	106,085,589	446,135,782

Net increase in net assets resulting from operations	312,718,013	511,600,874

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	163,917,502	110,111,813
Withdrawals	(543,742,749)	(397,250,633)

Net decrease in net assets resulting from capital share transactions	(379,825,247)	(287,138,820)

Total increase (decrease) in net assets	(67,107,234)	224,462,054

Net assets
Beginning of period	2,837,351,168	2,612,889,114

End of period	$2,770,243,934	$2,837,351,168

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$1,168,188	$1,665,920
Net realized gains on investments	5,764,586	7,645,552
Net change in unrealized gains (losses) on investments	1,080,710	13,428,833

Net increase in net assets resulting from operations	8,013,484	22,740,305

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	9,541,797	13,505,034
Withdrawals	(15,259,152)	(18,531,879)

Net decrease in net assets resulting from capital share transactions	(5,717,355)	(5,026,845)

Total increase in net assets	2,296,129	17,713,460

Net assets
Beginning of period	156,108,200	138,394,740

End of period	$158,404,329	$156,108,200

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	127

	International Value Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$12,375,837	$14,388,396
Net realized gains on investments	12,459,307	8,585,816
Net change in unrealized gains (losses) on investments	(27,933,255)	54,753,421

Net increase (decrease) in net assets resulting from operations	(3,098,111)	77,727,633

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	42,159,536	31,602,874
Withdrawals	(17,083,113)	(19,826,023)

Net increase in net assets resulting from capital share transactions	25,076,423	11,776,851

Total increase in net assets	21,978,312	89,504,484

Net assets
Beginning of period	512,235,336	422,730,852

End of period	$534,213,648	$512,235,336

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$964,436	$971,468
Net realized gains on investments	9,724,164	9,554,727
Net change in unrealized gains (losses) on investments	(3,904,014)	7,711,461

Net increase in net assets resulting from operations	6,784,586	18,237,656

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,636,829	1,607,068
Withdrawals	(21,975,522)	(22,199,921)

Net decrease in net assets resulting from capital share transactions	(20,338,693)	(20,592,853)

Total decrease in net assets	(13,554,107)	(2,355,197)

Net assets
Beginning of period	96,050,395	98,405,592

End of period	$82,496,288	$96,050,395

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	129

	Small Company Growth Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment loss	$(1,603,331)	$(977,131)
Net realized gains on investments	17,519,892	25,678,045
Net change in unrealized gains (losses) on investments	73,745,204	21,247,400

Net increase in net assets resulting from operations	89,661,765	45,948,314

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	343,108,775	152,768,112
Withdrawals	(37,300,648)	(39,286,894)

Net increase in net assets resulting from capital share transactions	305,808,127	113,481,218

Total increase in net assets	395,469,892	159,429,532

Net assets
Beginning of period	355,915,528	196,485,996

End of period	$751,385,420	$355,915,528

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$1,850,375	$1,830,396
Net realized gains on investments	16,879,349	23,264,792
Net change in unrealized gains (losses) on investments	(3,678,556)	9,025,443

Net increase in net assets resulting from operations	15,051,168	34,120,631

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,862,632	18,725,149
Withdrawals	(28,565,086)	(50,335,526)

Net decrease in net assets resulting from capital share transactions	(5,702,454)	(31,610,377)

Total increase in net assets	9,348,714	2,510,254

Net assets
Beginning of period	206,347,509	203,837,255

End of period	$215,696,223	$206,347,509

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	131

	Core Bond Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$58,488,996	$57,008,763
Net realized gains (losses) on investments	54,777,871	(25,731,456)
Net change in unrealized gains (losses) on investments	(15,603,380)	45,003,848

Net increase in net assets resulting from operations	97,663,487	76,281,155

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,275,843,092	222,957,263
Withdrawals	(517,501,361)	(751,133,453)

Net increase (decrease) in net assets resulting from capital share transactions	758,341,731	(528,176,190)

Total increase (decrease) in net assets	856,005,218	(451,895,035)

Net assets
Beginning of period	2,896,541,759	3,348,436,794

End of period	$3,752,546,977	$2,896,541,759

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$3,704,473	$3,708,418
Net realized gains (losses) on investments	1,635,962	(2,367,336)
Net change in unrealized gains (losses) on investments	(507,703)	2,165,201

Net increase in net assets resulting from operations	4,832,732	3,506,283

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	17,767,001	21,095,774
Withdrawals	(14,012,007)	(21,367,204)

Net increase (decrease) in net assets resulting from capital share transactions	3,754,994	(271,430)

Total increase in net assets	8,587,726	3,234,853

Net assets
Beginning of period	112,498,008	109,263,155

End of period	$121,085,734	$112,498,008

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	133

	Real Return Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$400,921	$781,968
Net realized gains on investments	1,132,514	518,616
Net change in unrealized gains (losses) on investments	(896,307)	(2,086,498)

Net increase (decrease) in net assets resulting from operations	637,128	(785,914)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,526,145	5,773,010
Withdrawals	(11,966,906)	(24,418,897)

Net increase (decrease) in net assets resulting from capital share transactions	559,239	(18,645,887)

Total increase (decrease) in net assets	1,196,367	(19,431,801)

Net assets
Beginning of period	47,200,417	66,632,218

End of period	$48,396,784	$47,200,417

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Year ended May 31, 2015	Year ended May 31, 2014

Operations
Net investment income	$308,337	$346,645
Net realized gains (losses) on investments	148	(3,556)
Net change in unrealized gains (losses) on investments	(79,402)	20,195

Net increase in net assets resulting from operations	229,083	363,284

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,703,378	4,319,001
Withdrawals	(1,665,191)	(3,937,958)

Net increase in net assets resulting from capital share transactions	2,038,187	381,043

Total increase in net assets	2,267,270	744,327

Net assets
Beginning of period	24,808,534	24,064,207

End of period	$27,075,804	$24,808,534

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	135

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%

Diversified Large Cap Growth Portfolio
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%

Emerging Growth Portfolio
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%

Index Portfolio
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%

International Growth Portfolio
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%

International Value Portfolio
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%

Large Company Value Portfolio
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%

Please see footnotes on page 136.

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

Small Company Growth Portfolio
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%

Small Company Value Portfolio
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%

Core Bond Portfolio
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%

Managed Fixed Income Portfolio
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
Year ended May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%

Real Return Portfolio
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%

Stable Income Portfolio
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
Year ended May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[3]	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	137

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), the Wells Fargo Advantage Real Return Portfolio (“Real Return Portfolio”) (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio), and the Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

138	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	139

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

140	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	141

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of May 31, 2015:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$45,910,603	$0	$0	$45,910,603
Consumer staples	27,603,065	0	0	27,603,065
Energy	28,155,145	0	0	28,155,145
Financials	93,118,535	0	0	93,118,535
Health care	53,049,332	0	0	53,049,332
Industrials	43,959,562	0	0	43,959,562
Information technology	17,499,772	0	0	17,499,772
Materials	13,152,486	0	0	13,152,486

Short-term investments
Investment companies	12,804,474	0	0	12,804,474
Total assets	$335,252,974	$0	$0	$335,252,974

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$29,539,188	$0	$0	$29,539,188
Consumer staples	5,020,747	0	0	5,020,747
Energy	4,300,560	0	0	4,300,560
Financials	7,379,302	0	0	7,379,302
Health care	22,334,325	0	0	22,334,325
Industrials	10,883,337	0	0	10,883,337
Information technology	36,679,430	0	0	36,679,430
Materials	3,865,360	0	0	3,865,360
Telecommunication services	1,753,716	0	0	1,753,716

Short-term investments
Investment companies	1,036,009	1,367,050	0	2,403,059
Total assets	$122,791,974	$1,367,050	$0	$124,159,024

142	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$169,281,606	$0	$0	$169,281,606
Consumer staples	10,103,425	0	0	10,103,425
Energy	49,043,007	0	0	49,043,007
Financials	74,088,589	0	0	74,088,589
Health care	392,624,346	0	0	392,624,346
Industrials	80,435,709	0	0	80,435,709
Information technology	351,693,196	0	0	351,693,196
Telecommunication services	1,401,380	0		1,401,380

Short-term investments
Investment companies	12,996,968	98,237,991	0	111,234,959
Total assets	$1,141,668,226	$98,237,991	$0	$1,239,906,217

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$335,256,739	$0	$0	$335,256,739
Consumer staples	254,602,047	0	0	254,602,047
Energy	213,878,476	0	0	213,878,476
Financials	436,094,949	0	0	436,094,949
Health care	405,953,482	0	0	405,953,482
Industrials	273,429,217	0	0	273,429,217
Information technology	541,195,839	0	0	541,195,839
Materials	85,916,015	0	0	85,916,015
Telecommunication services	61,102,991	0	0	61,102,991
Utilities	79,791,477	0	0	79,791,477

Short-term investments
Investment companies	28,916,139	6,011,425	0	34,927,564
U.S. Treasury securities	2,284,998	0	0	2,284,998
Total assets	$2,718,422,369	$6,011,425	$0	$2,724,433,794
Liabilities
Futures contracts	$275,285	$0	$0	$275,285
Total liabilities	$275,285	$0	$0	$275,285

Notes to financial statements	Wells Fargo Advantage Allocation Funds	143

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Belgium	$5,455,211	$0	$0	$5,455,211
Brazil	242,587	0	0	242,587
China	16,381,914	0	0	16,381,914
France	8,544,799	0	0	8,544,799
Germany	16,218,086	0	0	16,218,086
Hong Kong	7,367,591	0	0	7,367,591
India	2,603,883	0	0	2,603,883
Italy	2,060,724	0	0	2,060,724
Japan	14,205,659	0	0	14,205,659
Mexico	5,049,455	0	0	5,049,455
Netherlands	4,977,994	0	0	4,977,994
South Korea	20,302	0	0	20,302
Spain	1,415,869	0	0	1,415,869
Sweden	3,012,139	0	0	3,012,139
Switzerland	20,106,464	0	0	20,106,464
United Kingdom	32,145,637	0	0	32,145,637
United States	9,723,278	0	0	9,723,278

Participation Notes
Ireland	0	1,469,561	0	1,469,561

Preferred stocks
Germany	5,101,658	0	0	5,101,658

Short-term investments
Investment companies	2,125,600	6,801,751	0	8,927,351
Total assets	$156,758,850	$8,271,312	$0	$165,030,162

144	Wells Fargo Advantage Allocation Funds	Notes to financial statements

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$28,428,980	$0	$0	$28,428,980
Austria	6,151,586	0	0	6,151,586
Belgium	3,516,366	0	0	3,516,366
Brazil	6,294,400	0	0	6,294,400
Canada	13,488,522	0	0	13,488,522
China	17,690,142	0	0	17,690,142
Czech Republic	1,431,939	0	0	1,431,939
Denmark	1,265,344	0	0	1,265,344
Finland	1,892,885	0	0	1,892,885
France	44,722,397	0	0	44,722,397
Germany	41,833,241	0	0	41,833,241
Hong Kong	14,244,260	0	0	14,244,260
Hungary	821,944	0	0	821,944
India	5,543,376	0	0	5,543,376
Ireland	4,771,098	0	0	4,771,098
Israel	5,966,700	0	0	5,966,700
Italy	6,099,890	0	0	6,099,890
Japan	115,532,701	0	0	115,532,701
Liechtenstein	655,637	0	0	655,637
Netherlands	11,803,031	0	0	11,803,031
Norway	8,529,112	0	0	8,529,112
Poland	2,755,407	0	0	2,755,407
Russia	4,867,884	0	0	4,867,884
Singapore	5,357,852	0	0	5,357,852
South Africa	2,898,266	0	0	2,898,266
South Korea	16,735,407	0	0	16,735,407
Spain	3,059,921	0	0	3,059,921
Sweden	12,470,724	0	0	12,470,724
Switzerland	26,202,798	0	0	26,202,798
Taiwan	5,171,277	0	0	5,171,277
Thailand	3,671,887	0	0	3,671,887
United Kingdom	91,558,376	53,510	0	91,611,886

Preferred stocks
Brazil	2,936,468	0	0	2,936,468

Short-term investments
Investment companies	1,011,537	36,297,846	0	37,309,383
Total assets	$519,381,355	$36,351,356	$0	$555,732,711

Notes to financial statements	Wells Fargo Advantage Allocation Funds	145

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$6,848,830	$0	$0	$6,848,830
Consumer staples	4,822,486	0	0	4,822,486
Energy	8,244,157	0	0	8,244,157
Financials	24,270,229	0	0	24,270,229
Health care	12,260,996	0	0	12,260,996
Industrials	8,837,909	0	0	8,837,909
Information technology	8,553,931	0	0	8,553,931
Materials	2,510,242	0	0	2,510,242
Telecommunication services	1,397,066	0	0	1,397,066
Utilities	2,917,504	0	0	2,917,504

Short-term investments
Investment companies	1,714,395	768,700	0	2,483,095
Total assets	$82,377,745	$768,700	$0	$83,146,445

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$112,453,376	$0	$0	$112,453,376
Consumer staples	7,383,231	0	0	7,383,231
Energy	21,889,715	0	0	21,889,715
Financials	80,627,936	0	0	80,627,936
Health care	173,862,398	0	0	173,862,398
Industrials	111,363,732	0	0	111,363,732
Information technology	175,077,382	0	0	175,077,382
Materials	31,950,011	0	0	31,950,011

Short-term investments
Investment companies	35,509,174	53,003,433	0	88,512,607
Total assets	$750,116,955	$53,003,433	$0	$803,120,388

146	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$34,383,081	$0	$0	$34,383,081
Consumer staples	3,647,196	0	0	3,647,196
Energy	6,480,745	0	0	6,480,745
Financials	79,680,936	0	0	79,680,936
Health care	15,296,474	0	0	15,296,474
Industrials	20,095,015	0	0	20,095,015
Information technology	26,955,514	0	0	26,955,514
Materials	10,376,598	0	0	10,376,598
Telecommunication services	1,511,914	0	0	1,511,914
Utilities	9,477,532	0	0	9,477,532

Warrants
Health care	0	2,105	0	2,105

Short-term investments
Investment companies	7,696,654	1,981,650	0	9,678,304
Total assets	$215,601,659	$1,983,755	$0	$217,585,414

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,133,509,871	$0	$1,133,509,871

Asset-backed securities	0	537,628,825	0	537,628,825

Corporate bonds and notes	0	668,968,517	0	668,968,517

Municipal obligations	0	36,558,848	0	36,558,848

Non-agency mortgage-backed securities	0	192,656,623	0	192,656,623

U.S. Treasury securities	1,205,447,391	0	0	1,205,447,391

Yankee corporate bonds and notes	0	205,019,117	0	205,019,117

Yankee government bonds	0	60,216,321	0	60,216,321

Short-term investments
Investment companies	260,130,541	25,460,000	0	285,590,541
Total assets	$1,465,577,932	$2,860,018,122	$0	$4,325,596,054

Notes to financial statements	Wells Fargo Advantage Allocation Funds	147

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$39,859,391	$0	$39,859,391

Asset-backed securities	0	3,458,615	0	3,458,615

Corporate bonds and notes	0	38,384,630	0	38,384,630

Municipal obligations	0	10,118,850	0	10,118,850

Non-agency mortgage backed securities	0	12,490,115	1,351,797	13,841,912

U.S. Treasury securities	5,629,351	0	0	5,629,351

Yankee corporate bonds and notes	0	6,911,190	0	6,911,190

Short-term investments
Investment companies	3,570,122	0	0	3,570,122
Total assets	$9,199,473	$111,222,791	$1,351,797	$121,774,061

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer staples	$1,481,143	$0	$0	$1,481,143
Energy	1,252,398	0	0	1,252,398
Financials	2,016,222	0	0	2,016,222
Materials	2,452,635	0	0	2,452,635

Corporate bonds and notes	0	4,608,947	0	4,608,947

Loans	0	2,076,123	0	2,076,123

U.S. Treasury securities	32,230,492	0	0	32,230,492

Yankee corporate bonds and notes	0	155,663	0	155,663

Short-term investments
Investment companies	2,258,748	384,925	0	2,643,673
Total assets	$41,691,638	$7,225,658	$0	$48,917,296

148	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$8,459,057	$0	$8,459,057

Asset-backed securities	0	5,506,948	0	5,506,948

Corporate bonds and notes	0	6,623,717	0	6,623,717

Municipal obligations	0	240,159	0	240,159

Non-agency mortgage-backed securities	0	1,377,820	0	1,377,820

Yankee corporate bonds and notes	0	1,174,926	0	1,174,926

Short-term investments
Investment companies	1,472,418	0	0	1,472,418
U.S. Treasury securities	2,297,520	0	0	2,297,520
Total assets	$3,769,938	$23,382,627	$0	$27,152,565
Liabilities
Futures contracts	$4,063	$0	$0	$4,063
Total liabilities	$4,063	$0	$0	$4.063

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio	Non-agency mortgage-backed securities
Balance as of May 31, 2014	$1,400,534
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	152,918
Purchases	0
Sales	(201,655)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of May 31, 2015	$1,351,797
Change in unrealized gains (losses) relating to securities still held at May 31, 2015.	$74,192

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	149

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, and Phocas Financial Corporation as subadvisers.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory Fee				Effective rate for the year ended May 31, 2015			Subadvisory Fee
	starting at		declining to				Subadviser	starting at		declining to
C&B Large Cap Value Portfolio	0.65%[1]		0.475%[1]		0.65%[1]		Cooke & Bieler, L.P.	0.45%		0.30%
Diversified Large Cap Growth Portfolio	0.65	[1]	0.475	[1]	0.65	[1]	WellsCap	0.30		0.20
Emerging Growth Portfolio	0.80		0.68		0.78		WellsCap	0.55		0.40
Index Portfolio	0.10		0.05		0.08		Golden Capital Management, LLC	0.05		0.02
International Growth Portfolio	0.85		0.70		0.85		Artisan Partners Limited Partnership	0.80		0.50
International Value Portfolio	0.85		0.70		0.85		LSV Asset Management	0.35		0.30
Large Company Value Portfolio	0.65	[1]	0.475	[1]	0.65	[1]	Phocas Financial Corporation	0.29		0.20
Small Company Growth Portfolio	0.80		0.68		0.80		Peregrine Capital Management, Inc.	0.50		0.45
Small Company Value Portfolio	0.80		0.68		0.80		Peregrine Capital Management, Inc.	0.45		0.40
Core Bond Portfolio	0.40		0.30		0.36		WellsCap	0.20		0.10
Managed Fixed Income Portfolio	0.40		0.30		0.40		Galliard Capital Management, Inc.	0.20		0.10
Real Return Portfolio	0.40		0.30		0.40		WellsCap	0.28	[2]	0.18	[2]
Stable Income Portfolio	0.30		0.225		0.30		Galliard Capital Management, Inc.	0.15		0.05

[1]	Prior to October 1, 2014, Funds Management received an annual advisory fee which started at 0.65% and declined to 0.55% as the average daily net assets of the Portfolio increased.

[2]	Prior to December 1, 2014, WellsCap received an annual subadvisory fee which started at 0.20% and declined to 0.10% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

150	Wells Fargo Advantage Allocation Funds	Notes to financial statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$108,349,671	$0	$113,506,107
Diversified Large Cap Growth Portfolio	0	59,605,407	0	86,665,017
Emerging Growth Portfolio	0	619,717,754	0	802,416,420
Index Portfolio	0	100,549,834	0	465,058,850
International Growth Portfolio	0	77,621,976	0	80,427,716
International Value Portfolio	0	127,901,470	0	86,743,731
Large Company Value Portfolio	0	62,002,729	0	77,949,032
Small Company Growth Portfolio	0	572,756,090	0	286,525,127
Small Company Value Portfolio	0	108,353,331	0	117,764,402
Core Bond Portfolio	18,050,960,814	3,159,017,243	17,435,294,443	2,736,783,472
Managed Fixed Income Portfolio	16,165,182	33,659,148	17,736,172	17,278,446
Real Return Portfolio	8,810,383	16,421,672	22,879,705	2,647,467
Stable Income Portfolio	0	8,594,772	0	6,078,215

As of May 31, 2015, Real Return Portfolio had unfunded term loan commitments of $320,313.

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2015, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the year ended May 31, 2015, Real Return Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At May 31, 2015, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2015	Unrealized gains (losses)
Index Portfolio	6-18-2015	Jefferies Bache	69 Long	S&P 500 Index	$36,328,500	$167,080
Stable Income Portfolio	9-30-2015	JPMorgan	20 Short	5 Year U.S. Treasury Notes	2,394,531	(7,696)

As of May 31, 2015, Real Return Portfolio did not have any open futures contracts.

As of May 31, 2015, Stable Income Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the year ended May 31, 2015 as follows:

	Long contracts	Short contracts
Index Portfolio	$39,320,563	$0
Real Return Portfolio	0	58,182
Stable Income Portfolio	0	2,390,881

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with

Notes to financial statements	Wells Fargo Advantage Allocation Funds	151

an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Jefferies Bache	$275,285	$0	$(275,285)	$0
Stable Income Portfolio	Futures – variation margin	JPMorgan	4,063	0	(4,063)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

152	Wells Fargo Advantage Allocation Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio), of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Real Return Portfolio (formerly, Wells Fargo Advantage Inflation-Protected Bond Portfolio), Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio (the “Portfolios”), thirteen of the portfolios constituting the Wells Fargo Master Trust, as of May 31, 2015, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the years in the five year then ended (except for the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio and Wells Fargo Advantage Small Company Value Portfolio which is for the years in the four year period then ended, for the period from October 1, 2010 through May 31, 2011, and for the year ended September 30, 2010). These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2015, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for the years in the five year then ended (except for the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio and Wells Fargo Advantage Small Company Value Portfolio which is for the years in the four year period then ended, for the period from October 1, 2010 through May 31, 2011), and for the year ended September 30, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 27, 2015

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	153

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2015:

Dividends-received deduction
Growth Balanced Fund	58.92%
Moderate Balanced Fund	25.70

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended May 31, 2015:

Long-term capital gain distributions
Moderate Balanced Fund	$2,849,163

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2015 have been designated as qualified dividend income (QDI):

QDI
Growth Balanced Fund	$1,077,452
Moderate Balanced Fund	1,616,571

For the fiscal year ended May 31, 2015, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Growth Balanced Fund	$637,127
Moderate Balanced Fund	2,645,022

For the fiscal year ended May 31, 2015, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gain dividends
Moderate Balanced Fund	$810,781

For the fiscal year ended May 31, 2015, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

% of U.S. government income
Growth Balanced Fund	4.42%
Moderate Balanced Fund	4.38

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

154	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	155

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

156	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 57 other funds and Assistant Treasurer of 62 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 62 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	157

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage Real Return Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio and Wells Fargo Advantage Stable Income Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the Wells Fargo Advantage Growth Balanced Fund and Wells Fargo Advantage Moderate Balanced Fund (individually, a “Gateway Fund” and collectively, the “Gateway Funds”): (i) an investment advisory agreement (the “Gateway Fund Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment management agreement (the “Management Agreement”) with Funds Management. The Management Agreement combines the terms of the Gateway Fund Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services.

The Master Trust Board, all the members of which are Independent Trustees, reviewed and approved an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management for each of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage Real Return Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, and Wells Fargo Advantage Stable Income Portfolio (individually, a “Master Portfolio” and collectively, the “Master Portfolios”). The Gateway Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Master Trust Board also reviewed and approved: (i) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for each of the Diversified Large Cap Growth Portfolio, Emerging Growth Portfolio, Real Return Portfolio and Core Bond Portfolio; (ii) an investment sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”) for the International Growth Portfolio; (iii) an investment sub-advisory agreement with Cooke & Bieler L.P. (“Cooke & Bieler”) for the C&B Large Cap Value Portfolio; (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the International Value Portfolio; (v) an investment sub-advisory agreement with Peregrine Capital Management, Inc. (“Peregrine”) for each of the Small Company Growth Portfolio and Small Company Value Portfolio; (vi) an investment sub-advisory agreement with Golden Capital Management, LLC (“Golden”) for the Index Portfolio; (vii) an investment sub-advisory agreement with Phocas Financial Corporation (“Phocas”) for the Large Company Value Portfolio; and (viii) an investment sub-advisory agreement with Galliard Capital Management, Inc. (“Galliard”) for Managed Fixed Income Portfolio and Stable Income Portfolio (collectively, the “Sub-Advisory Agreements”).

WellsCap, Artisan, Cooke & Bieler, LSV, Peregrine, Golden, Phocas and Galliard are collectively referred to as the “Sub-Advisers”, and the Gateway Fund Advisory Agreement, the Management Agreement, the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Gateway Funds are gateway blended funds that each invests all of their assets in multiple Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

158	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Gateway Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015 and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement for a one-year term commencing June 1, 2015 through May 31, 2016 and the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Funds Trust Board noted that the services to be provided to the Gateway Funds pursuant to the Management Agreement combined the advisory services previously provided to the Gateway Funds pursuant to the Gateway Fund Advisory Agreement with the Fund-level administrative services previously provided to the Gateway Funds pursuant to the Gateway Fund’s Administration Agreement. The Funds Trust Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Gateway Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended March 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Gateway Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Growth Balanced Fund was higher than the average performance of its Universe for all periods under review; and (ii) the performance of the Moderate Balanced Fund was higher than the average performance of its Universe for all periods under review.

The Funds Trust Board also noted that the performance of each Gateway Fund relative to its respective benchmark was as follows: (i) the performance of the Growth Balanced Fund was higher than its benchmark, the Growth Balanced Composite Index, which is a proprietary index used by the Funds Trust Board to help it assess the Growth Balanced Fund’s relative performance, for all periods under review except for the ten-year period; and (ii) the performance of the Moderate Balanced Fund was higher than its benchmark, the Moderate Balanced Composite Index, which is a proprietary index used by the Funds Trust Board to help it assess the Moderate Balanced Fund’s relative performance, for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	159

The Master Trust Board took note of the performance of the Master Portfolios in the context of reviewing the performance of the Gateway Funds.

The Funds Trust Board also received and considered information regarding each Gateway Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at the Gateway Fund and Master Portfolio levels (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Gateway Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of the Growth Balanced Fund were equal to or lower than the median net operating expense ratios of its expense Groups for all share classes. The Funds Trust Board also noted that the net operating expense ratios of the Moderate Balanced Fund were lower than the median net operating expense ratios of its expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Gateway Fund Advisory Agreement, the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Funds Trust Board noted that the Gateway Funds are gateway blended funds that invest all of their assets in multiple master portfolios, and therefore pay an advisory fee to Funds Management. The Funds Trust Board also noted that the fee rate to be paid by the Gateway Funds under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by each Gateway Fund under the Gateway Fund Advisory Agreement and Administration Agreement with Funds Management.

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Gateway Funds, on a combined basis with each Gateway Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Gateway Fund, which include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of the Growth Balanced Fund were lower than the average rates for its respective expense Groups for all share classes. The Funds Trust Board also noted that the Management Rates of the Moderate Balanced Fund were lower than the average rates for its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for the Master Portfolio’s respective expense Group.

The Master Trust Board also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Master Portfolios sub-advised by Artisan, Cooke & Bieler, LSV and Phocas, the Master Trust Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Master Portfolio. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and WellsCap,

160	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

Peregrine, Golden and Galliard, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to Artisan, Cooke & Bieler, LSV and Phocas, the Master Trust Board considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Management Agreement and the Gateway Fund Advisory Agreement was reasonable, in light of the services covered by the Management Agreement and the Gateway Fund Advisory Agreement, respectively. The Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Sub-Advisory Agreement was reasonable, in light of the services covered by the Master Portfolio Advisory Agreement and each Sub-Advisory Agreement, respectively.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards also received and considered information concerning the profitability of WellsCap, Peregrine, Galliard and Golden, if any, from providing services to the fund family as a whole, noting that their profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo profitability analysis. The Boards did not receive or consider profitability information with respect to Artisan, Cooke & Bieler, LSV and Phocas, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Boards did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Boards noted the existence of breakpoints in each Master Portfolio’s advisory fee structure and each Gateway Fund’s administration and management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, Peregrine, Golden and Galliard, and by Artisan, Cooke & Bieler, LSV and Phocas, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by WellsCap, Artisan, Cooke & Bieler, Peregrine and Golden, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	161

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, Peregrine, Golden and Galliard, or by Artisan, Cooke & Bieler, LSV or Phocas, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Gateway Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015 and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement for a one-year term commencing June 1, 2015 through May 31, 2016 and the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

162	Wells Fargo Advantage Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PIK	— Payment-in-kind
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian leu
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

234455 07-15 AAFLD/AR110 05-15

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended May 31, 2015	Fiscal year ended May 31, 2014
Audit fees	$411,830	$411,830
Audit-related fees	—	—
Tax fees (1)	71,090	72,580
All other fees	—	—

	$482,920	$484,410

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each fund (except for Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio is filed under this Item.

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 30.21%
FHLMC ±	2.75%	5-1-2045	$3,021,304	$3,111,613
FHLMC ±	2.90	8-1-2044	4,302,036	4,469,577
FHLMC	3.00	2-15-2045	24,848,803	25,182,709
FHLMC	3.50	12-1-2028	758,046	810,275
FHLMC	3.50	11-1-2029	9,104,576	9,715,812
FHLMC	3.50	1-1-2030	2,242,447	2,395,030
FHLMC	3.50	4-1-2030	9,557,625	10,229,693
FHLMC	3.50	10-1-2034	673,985	714,665
FHLMC	3.50	11-1-2034	675,814	716,589
FHLMC	3.50	1-1-2035	726,785	770,653
FHLMC	3.50	2-1-2035	128,176	134,688
FHLMC	3.50	2-1-2035	2,105,234	2,211,909
FHLMC	3.50	3-1-2035	209,567	220,236
FHLMC	3.50	3-1-2035	1,805,985	1,897,903
FHLMC	3.50	4-1-2035	15,448,866	16,237,607
FHLMC	3.50	5-1-2035	7,885,941	8,288,663
FHLMC %%	3.50	8-13-2045	31,900,000	33,073,837
FHLMC	4.00	10-1-2029	2,154,893	2,307,149
FHLMC	4.00	9-1-2032	428,356	468,108
FHLMC	4.00	11-1-2032	4,612,753	5,019,704
FHLMC	4.00	6-1-2033	527,349	576,519
FHLMC	4.00	8-1-2033	517,511	565,786
FHLMC	4.00	11-1-2033	881,715	961,713
FHLMC	4.00	2-1-2034	858,022	934,168
FHLMC	4.00	4-15-2040	1,591,527	1,719,686
FHLMC	4.00	7-1-2042	10,218,834	11,040,591
FHLMC	4.00	11-1-2043	597,953	646,375
FHLMC	4.00	3-1-2045	24,116,218	25,954,634
FHLMC	4.00	3-1-2045	42,703,392	45,958,747
FHLMC	4.00	5-1-2045	637,829	686,453
FHLMC	4.00	5-1-2045	467,953	503,627
FHLMC	4.00	6-1-2045	551,345	596,390
FHLMC	4.50	8-1-2026	2,253,639	2,422,929
FHLMC	4.50	6-1-2042	6,608,427	7,329,424
FHLMC	4.50	5-1-2045	303,003	336,827
FHLMC	4.50	6-1-2045	908,742	1,010,468
FHLMC	5.00	8-1-2039	14,274,218	16,205,186
FHLMC	5.00	9-1-2039	603,304	684,950
FHLMC	5.00	7-1-2044	4,450,005	5,074,491
FHLMC	5.50	7-1-2038	2,913,838	3,366,261
FHLMC	6.00	8-1-2017	18,163	18,821
FHLMC	6.00	10-1-2017	38,304	39,402
FHLMC	6.00	2-1-2023	43,354	49,353
FHLMC	6.50	4-1-2021	7,641	7,978
FHLMC Series 14-HQ1 Class M1 ±	1.83	8-25-2024	2,996,473	3,010,847
FHLMC Series 1590 Class IA ±	1.24	10-15-2023	43,260	44,438
FHLMC Series 1897 Class K	7.00	9-15-2026	1,438	1,623
FHLMC Series 1935 Class FL ±	0.89	2-15-2027	3,547	3,617
FHLMC Series 2423 Class MC	7.00	3-15-2032	22,423	25,906
FHLMC Series 271 Class 30	3.00	8-15-2042	6,779,857	6,870,962

2	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 2980 Class QA	6.00%	5-15-2035	$200,349	$221,669
FHLMC Series 300 Class 300	3.00	1-15-2043	22,284,138	22,583,581
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,305,807	2,437,215
FHLMC Series 3876 Class NB	5.00	8-15-2038	2,814,980	3,030,452
FHLMC Series 4227 Class AB	3.50	10-15-2037	7,324,246	7,792,206
FHLMC Series 4425 Class A	4.00	9-15-2040	7,142,448	7,683,324
FHLMC Series 4430 Class A	4.00	4-15-2041	12,267,352	13,325,338
FHLMC Series T-48 Class 1A3 ±	5.59	7-25-2033	80,926	93,284
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,209,081	1,408,308
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	836,544	1,005,579
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,183,250	1,432,628
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,199,507	1,472,085
FNMA ¤	0.00	10-9-2019	8,100,000	7,435,160
FNMA	4.50	3-1-2044	1,922,028	2,130,748
FNMA ±	1.95	6-1-2017	567	572
FNMA (a)	2.51	8-1-2045	1,502,000	1,535,330
FNMA ±	2.58	3-1-2045	1,301,135	1,336,692
FNMA (a)	2.60	7-1-2045	4,388,000	4,507,912
FNMA	2.63	9-6-2024	3,242,000	3,308,678
FNMA ±	2.73	1-1-2045	7,047,423	7,281,359
FNMA ±	2.74	1-1-2045	2,394,315	2,473,773
FNMA ±	2.75	2-1-2045	4,164,292	4,304,507
FNMA	3.00	3-1-2033	8,266,393	8,535,662
FNMA	3.00	12-1-2037	440,917	446,983
FNMA	3.00	2-1-2038	275,257	279,042
FNMA	3.00	2-1-2038	239,971	243,272
FNMA	3.00	4-1-2038	295,851	299,915
FNMA	3.00	10-25-2042	18,375,340	18,594,356
FNMA %%	3.00	6-11-2045	5,800,000	5,873,522
FNMA	3.50	12-1-2029	3,177,008	3,394,483
FNMA	3.50	1-1-2030	6,421,752	6,873,431
FNMA	3.50	2-1-2030	5,085,125	5,437,165
FNMA	3.50	4-1-2030	5,018,580	5,375,397
FNMA	3.50	5-1-2035	5,013,227	5,281,671
FNMA	3.50	5-1-2035	3,404,315	3,586,606
FNMA	3.50	6-1-2035	8,694,884	9,160,462
FNMA %%	3.50	6-11-2045	1,500,000	1,566,328
FNMA %%	3.50	7-14-2045	50,200,000	52,272,713
FNMA %%	3.50	8-13-2045	62,600,000	64,979,292
FNMA	4.00	3-1-2025	442,538	474,096
FNMA	4.00	5-1-2025	510,957	547,265
FNMA	4.00	6-1-2025	2,790,538	2,982,258
FNMA	4.00	10-1-2025	326,927	349,203
FNMA	4.00	11-1-2025	567,077	604,040
FNMA	4.00	2-1-2026	2,235,670	2,395,149
FNMA	4.00	6-1-2026	1,503,738	1,611,192
FNMA	4.00	12-1-2028	1,651,087	1,768,778
FNMA	4.00	1-1-2029	2,918,663	3,126,750
FNMA	4.00	1-1-2029	1,109,556	1,188,623
FNMA	4.00	2-1-2029	2,621,058	2,807,884

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	2-1-2029	$2,896,003	$3,102,697
FNMA	4.00	2-1-2029	2,099,296	2,248,842
FNMA	4.00	3-1-2029	2,786,874	2,985,199
FNMA	4.00	3-1-2029	1,766,626	1,892,598
FNMA	4.00	3-1-2029	2,398,201	2,563,173
FNMA	4.00	4-1-2029	2,730,311	2,924,817
FNMA	4.00	7-1-2029	1,986,058	2,127,566
FNMA	4.00	11-1-2029	4,220,256	4,520,489
FNMA	4.00	8-1-2033	5,748,937	6,229,676
FNMA	4.00	9-1-2033	1,178,067	1,279,992
FNMA	4.00	9-1-2033	1,166,931	1,249,157
FNMA	4.00	11-1-2033	809,956	889,413
FNMA	4.00	2-1-2034	1,141,890	1,241,215
FNMA	4.00	2-1-2034	2,213,808	2,406,403
FNMA	4.00	3-1-2034	1,166,050	1,273,953
FNMA	4.00	4-1-2034	9,400,635	10,218,467
FNMA	4.00	5-1-2034	970,947	1,055,424
FNMA	4.00	6-1-2034	1,438,035	1,563,142
FNMA	4.00	6-1-2034	1,171,631	1,280,060
FNMA	4.00	6-1-2034	1,762,578	1,925,711
FNMA	4.00	6-1-2034	1,760,080	1,913,216
FNMA	4.00	7-1-2034	1,362,681	1,481,233
FNMA	4.00	7-1-2034	1,267,339	1,384,627
FNMA	4.00	7-1-2034	1,320,238	1,435,108
FNMA	4.00	8-1-2034	1,228,202	1,335,058
FNMA	4.00	8-1-2034	2,216,291	2,409,123
FNMA	4.00	8-1-2034	332,048	360,938
FNMA	4.00	8-1-2034	1,697,804	1,845,523
FNMA	4.00	9-1-2034	1,543,518	1,686,351
FNMA	4.00	9-1-2034	1,874,657	2,037,762
FNMA	4.00	9-1-2034	207,181	225,208
FNMA	4.00	11-1-2034	1,058,877	1,151,007
FNMA	4.00	3-1-2035	1,200,143	1,311,231
FNMA	4.00	6-1-2035	441,918	480,517
FNMA	4.00	6-25-2039	3,617,142	3,893,043
FNMA	4.00	6-1-2042	3,945,584	4,263,641
FNMA	4.00	7-1-2042	21,047,776	22,744,316
FNMA	4.00	9-1-2042	13,878,111	14,998,339
FNMA	4.00	10-1-2042	12,317,731	13,311,906
FNMA	4.00	11-1-2042	299,984	324,179
FNMA	4.00	4-1-2043	133,621	144,465
FNMA	4.00	1-1-2044	5,337,742	5,769,251
FNMA	4.00	2-1-2044	1,935,967	2,092,512
FNMA	4.00	2-1-2044	203,073	219,266
FNMA	4.00	3-1-2044	1,454,846	1,573,561
FNMA	4.00	4-1-2044	1,449,461	1,566,261
FNMA	4.00	5-1-2044	245,541	265,605
FNMA	4.00	6-1-2044	212,727	230,064
FNMA	4.00	10-1-2044	4,272,349	4,605,023
FNMA	4.00	11-1-2044	5,456,068	5,901,449

4	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	11-1-2044	$3,841,855	$4,155,278
FNMA	4.00	11-1-2044	10,405,671	11,215,941
FNMA	4.00	12-1-2044	348,792	377,267
FNMA	4.00	1-1-2045	1,267,352	1,370,830
FNMA	4.00	2-1-2045	2,034,735	2,200,960
FNMA	4.00	3-1-2045	1,558,485	1,685,799
FNMA	4.00	3-1-2045	245,874	265,962
FNMA	4.00	3-1-2045	4,206,706	4,550,476
FNMA	4.00	4-1-2045	233,630	251,824
FNMA	4.00	4-1-2045	5,101,009	5,518,259
FNMA	4.00	4-1-2045	266,042	287,804
FNMA	4.00	5-1-2045	891,635	964,557
FNMA	4.00	5-1-2045	2,567,306	2,777,302
FNMA ±	4.37	4-1-2040	3,209,707	3,458,441
FNMA	4.50	10-1-2033	1,950,249	2,133,915
FNMA	4.50	5-1-2034	2,941,102	3,270,066
FNMA	4.50	5-1-2034	1,113,453	1,235,248
FNMA	4.50	2-1-2044	17,166,855	19,073,964
FNMA	4.50	2-1-2044	7,143,500	7,895,093
FNMA	4.50	4-1-2044	10,608,409	11,791,187
FNMA	4.50	2-1-2045	2,157,468	2,398,592
FNMA %%	4.50	6-11-2045	9,500,000	10,327,093
FNMA	5.00	3-1-2041	449,634	507,824
FNMA	5.00	7-1-2041	10,101,443	11,507,699
FNMA	5.00	8-1-2041	1,681,813	1,915,964
FNMA	5.00	7-1-2044	12,058,051	13,752,070
FNMA	5.00	7-1-2044	1,475,548	1,685,271
FNMA	5.00	9-1-2044	1,448,226	1,649,923
FNMA	5.37	4-1-2017	2,460,000	2,590,838
FNMA	5.40	5-1-2017	3,083,169	3,259,937
FNMA	5.50	9-1-2034	1,104,052	1,233,329
FNMA	5.50	4-1-2036	596,212	673,715
FNMA	5.50	7-1-2039	1,410,419	1,627,389
FNMA	5.50	8-1-2041	1,329,385	1,539,294
FNMA	5.50	4-25-2042	297,450	336,024
FNMA	6.00	5-1-2017	17,553	18,078
FNMA	6.00	11-1-2017	4,596	4,744
FNMA	6.00	4-1-2022	18,870	21,529
FNMA	6.00	2-1-2029	18,042	20,804
FNMA	6.00	3-1-2033	90,822	104,607
FNMA	6.00	11-1-2033	33,377	38,401
FNMA	6.50	6-1-2017	17,257	17,766
FNMA	6.50	7-1-2017	32,390	33,393
FNMA	6.50	10-1-2036	1,867,739	2,180,564
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	606,465	694,787
FNMA Series 1999-54 Class LH	6.50	11-25-2029	21,866	25,009
FNMA Series 2002-14 Class A2	7.00	1-25-2042	488,498	566,801
FNMA Series 2002-33 Class A2	7.50	6-25-2032	868,727	1,044,318
FNMA Series 2002-95 Class DB	6.00	1-25-2033	2,253,763	2,613,043
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,304,645

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2005-31 Class PB	5.50%	4-25-2035	$75,000	$89,025
FNMA Series 2005-5 Class PA	5.00	1-25-2035	1,400,814	1,540,862
FNMA Series 2006-56 Class CA	6.00	7-25-2036	743,197	856,935
FNMA Series 2011-53 Class TN	4.00	6-25-2041	8,266,077	8,916,031
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,152,300	3,212,420
FNMA Series 2012-411 Class A3	3.00	8-25-2042	2,326,691	2,357,956
FNMA Series 2013-94 Class HA	4.00	1-25-2040	1,942,598	2,098,028
FNMA Series 2014-9 Class A	4.00	5-25-2037	6,398,367	6,878,078
GNMA %%	3.00	6-18-2045	37,700,000	38,618,941
GNMA %%	3.50	6-18-2045	23,200,000	24,350,031
GNMA %%	3.50	7-20-2045	40,000,000	41,867,172
GNMA	4.00	4-15-2045	722,131	790,116
GNMA	4.00	4-15-2045	337,496	369,269
GNMA	4.00	4-20-2045	396,753	432,001
GNMA	4.00	4-20-2045	440,484	478,520
GNMA	4.00	4-20-2045	257,560	279,800
GNMA	4.00	4-20-2045	494,413	538,337
GNMA	4.00	5-20-2045	669,070	722,673
GNMA	4.00	5-20-2045	208,281	226,266
GNMA	4.00	5-20-2045	907,774	986,158
GNMA %%	4.00	6-18-2045	7,600,000	8,091,328
GNMA %%	4.00	7-20-2045	65,800,000	69,976,755
GNMA	4.50	9-20-2041	468,382	512,765
GNMA	4.50	11-20-2041	312,493	348,138
GNMA	4.50	1-20-2045	254,744	283,904
GNMA	4.50	1-20-2045	241,771	264,486
GNMA	4.50	2-20-2045	384,884	428,987
GNMA	4.50	2-20-2045	177,807	198,180
GNMA	4.50	3-20-2045	370,308	409,088
GNMA	4.50	4-15-2045	193,957	218,419
GNMA	4.50	4-15-2045	253,806	285,818
GNMA	4.50	4-20-2045	278,014	309,916
GNMA	4.50	4-20-2045	147,837	164,802
GNMA	4.50	4-20-2045	676,512	740,649
GNMA	4.50	4-20-2045	221,301	246,559
GNMA	4.50	4-20-2045	1,575,647	1,756,462
GNMA	4.50	4-20-2045	120,963	134,769
GNMA	4.50	4-20-2045	216,364	239,035
GNMA	4.50	5-20-2045	345,344	381,173
GNMA	4.50	5-20-2045	200,458	219,463
GNMA	4.50	5-20-2045	314,332	344,133
GNMA	4.50	5-20-2045	351,753	392,120
GNMA	4.50	5-20-2045	325,449	362,594
GNMA	4.50	5-20-2045	576,129	630,750
GNMA (a)	4.50	5-20-2045	217,764	240,581
GNMA	4.50	5-20-2045	326,978	364,299
GNMA	4.50	5-20-2045	323,363	354,021
GNMA	4.50	5-20-2045	213,435	235,800
GNMA %%	4.50	6-18-2045	18,600,000	20,140,982
GNMA	5.00	12-20-2044	4,990,304	5,614,688
GNMA	7.00	11-15-2029	58,639	71,163

6	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.75%	9-20-2020	$37,615	$38,402
GNMA	7.75	3-20-2021	61,676	64,229
GNMA	7.75	7-20-2021	27,508	27,622
GNMA	8.05	7-15-2019	19,112	19,462
GNMA	8.05	8-15-2019	12,744	12,801
GNMA	8.05	10-15-2019	9,261	9,303
GNMA	8.05	11-15-2019	9,213	9,255
GNMA	8.05	2-15-2020	8,161	8,273
GNMA	8.05	10-15-2020	9,635	9,679
Tennessee Valley Authority	2.88	9-15-2024	8,920,000	9,148,468

Total Agency Securities (Cost $1,127,523,183)				1,133,509,871

Asset-Backed Securities: 14.33%
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	492,311	492,511
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	14,150,000	14,195,252
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	1,538,000	1,551,334
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,810,000	5,833,525
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	8,571,000	8,608,755
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.68	10-15-2019	8,923,000	8,929,425
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.75	1-15-2021	6,559,000	6,572,938
American Express Credit Account Master Trust Series 2012 Class A ±	0.43	5-15-2020	4,181,000	4,181,364
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	6,018,000	6,007,643
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,353,000	5,391,729
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,524,000	2,525,676
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,643,000	1,649,748
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,600,000	1,612,859
California Republic Auto Receivables Trust Series 2015-1 Class A3	1.33	4-15-2019	3,119,000	3,127,671
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,594,000	3,615,230
California Republic Auto Receivables Trust Series 2015-2 Class A3%%	1.27	8-15-2019	6,130,000	6,128,084
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	6,225,014	6,227,068
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,753,652
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,535,000	1,548,738
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	5,658,000	5,667,788
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,554,656
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	3,649,000	3,663,158
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,378,000	4,384,322
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.48	6-20-2016	4,807,057	4,806,244
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,539,000	5,557,362
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,583,000	1,595,281
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	6,066,000	6,091,532
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	787,000	791,700
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	9,573,000	9,595,832
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	8,159,000	8,178,418
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	5,055,000	5,062,699
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	3,009,000	3,009,066
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,367,000	4,370,419
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,472,000	6,482,284
Capital One Multi-Asset Execution Trust Series 2005-A9 Class A ±	0.28	8-15-2018	23,473,000	23,456,780
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 ±	0.24	11-15-2019	3,212,000	3,201,352

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15%	7-15-2021	$31,944,000	$32,399,426
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.62	7-15-2021	5,901,000	5,920,774
Discover Card Execution Note Trust Series 2015-A2 Class A	1.90	10-17-2022	14,696,000	14,623,270
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	2,657,642	2,658,424
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,567,000	9,721,603
Ford Credit Auto Owner Trust Series 2014-1 Class A2 ±	0.59	2-15-2019	1,832,000	1,832,636
Ford Credit Auto Owner Trust Series 2014-2A 144A	2.31	4-15-2026	6,902,000	7,008,070
Ford Credit Auto Owner Trust Series 2015-A Class A4	1.64	6-15-2020	1,904,000	1,913,265
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	5,951,000	6,039,313
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	4,403,000	4,412,713
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2 ±	0.58	1-15-2020	2,491,000	2,494,174
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	0.75	1-15-2022	11,392,000	11,399,781
GE Credit Card Master Note Trust Series 2012-5 Class A	0.95	6-15-2018	11,861,000	11,863,111
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	3,138,152	3,141,463
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	1,810,000	1,809,636
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	1,322,000	1,328,412
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	1,229,860	1,233,602
MBNA Credit Card Master Note Trust Series 2004-A3 Class A3 ±	0.45	8-16-2021	7,492,000	7,458,451
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.49	3-27-2023	3,099,000	3,093,072
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.62	4-25-2023	3,505,000	3,510,457
Navient Student Loan Trust Series 2014-AA Class A2A 144A	2.74	2-15-2029	8,981,000	9,092,778
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	5,209,000	5,230,232
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.38	12-15-2028	5,505,000	5,563,320
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.44	1-25-2037	4,688,337	4,639,067
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.46	10-27-2036	4,541,854	4,490,917
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.39	10-25-2033	5,146,000	5,032,438
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.36	3-23-2037	5,284,000	5,159,065
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.38	12-24-2035	5,365,000	5,268,253
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.44	3-22-2032	2,039,000	1,965,207
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.37	11-23-2022	927,844	926,931
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.36	10-26-2026	3,188,690	3,186,458
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.98	4-25-2046	1,975,008	1,999,842
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.67	5-15-2028	1,721,910	1,722,159
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	0.83	4-27-2026	8,615,000	8,615,103
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.45	7-25-2023	7,585,775	7,557,010
SLM Student Loan Trust Series 2005-2 Class A5 ±	0.37	4-27-2020	10,620,434	10,545,759
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.38	4-25-2025	566,091	564,303
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.42	10-25-2028	7,851,000	7,692,002
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.48	7-27-2026	2,375,524	2,403,816
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.42	10-27-2031	5,268,000	5,131,285
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.43	10-25-2029	4,169,000	4,069,924
SLM Student Loan Trust Series 2005-9 Class A ±	0.40	1-27-2025	3,544,910	3,538,791
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.39	7-25-2025	3,000,000	2,986,623
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.38	1-25-2021	5,702,000	5,626,255
SLM Student Loan Trust Series 2007-2 Class B ±	0.45	7-25-2025	3,974,000	3,546,568
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.58	1-25-2018	835,101	838,485
SLM Student Loan Trust Series 2010-1 Class A ±	0.58	3-25-2025	1,560,718	1,558,200
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	806,000	857,742
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.93	5-26-2026	2,631,000	2,663,951

8	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2012-6 Class B ±	1.18%	4-27-2043	$3,834,000	$3,618,874
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	2,090,000	2,167,625
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	6,260,000	6,437,972
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.94	10-16-2023	2,952,618	2,959,417
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.94	6-15-2045	7,133,000	7,329,443
SLM Student Loan Trust Series 2013-1 Class B ±	1.98	11-25-2043	1,064,000	1,067,950
SLM Student Loan Trust Series 2013-2 Class A ±	0.63	9-25-2026	4,245,224	4,230,905
SLM Student Loan Trust Series 2013-2 Class B ±	1.68	6-25-2043	1,407,000	1,388,311
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.48	5-26-2020	3,507,000	3,502,827
SLM Student Loan Trust Series 2013-3 Class B ±	1.68	9-25-2043	1,836,000	1,797,374
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.58	10-26-2020	2,590,000	2,593,326
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.68	2-25-2021	1,429,000	1,429,980
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.79	8-15-2022	138,448	138,574
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.84	7-15-2022	3,152,858	3,157,553
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	1,084,000	1,077,408
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,451,000	1,497,819
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.56	7-26-2021	4,290,000	4,293,707
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.77	3-26-2029	4,859,000	4,881,798
SLM Student Loan Trust Series 2014-2 Class B ±	1.68	1-25-2045	1,558,000	1,528,982
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.79	7-15-2022	1,360,025	1,361,947
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,545,000	2,592,044
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.78	7-17-2023	7,444,000	7,445,087
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	7,297,000	7,235,625
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.18	6-15-2027	4,842,000	4,845,288
Trade Maps Limited Series 2013-1A Class A 144A±	0.88	12-10-2018	6,989,000	6,987,483
World Financial Network Credit Card Master Trust Series 2014-B Class A	0.61	7-15-2019	3,305,000	3,305,274

Total Asset-Backed Securities (Cost $535,655,829)				537,628,825

Corporate Bonds and Notes: 17.83%

Consumer Discretionary: 1.84%

Auto Components: 0.03%
Johnson Controls Incorporated	4.95	7-2-2064	1,005,000	1,001,044

Automobiles: 0.28%
General Motors Company	3.45	4-10-2022	3,750,000	3,688,455
General Motors Company	3.50	10-2-2018	4,720,000	4,851,216
General Motors Company	5.00	4-1-2035	2,070,000	2,083,182

				10,622,853

Hotels, Restaurants & Leisure: 0.16%
McDonald’s Corporation	2.20	5-26-2020	2,490,000	2,485,229
McDonald’s Corporation	4.60	5-26-2045	1,680,000	1,693,907
Yum! Brands Incorporated	5.35	11-1-2043	1,954,000	1,968,430

				6,147,566

Internet & Catalog Retail: 0.13%
Amazon.com Incorporated	4.95	12-5-2044	4,605,000	4,691,698

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Media: 1.03%
Comcast Corporation	3.38%	8-15-2025	$2,540,000	$2,569,545
Comcast Corporation	4.40	8-15-2035	1,705,000	1,748,472
Comcast Corporation	4.60	8-15-2045	1,360,000	1,405,223
Cox Communications Incorporated 144A	4.80	2-1-2035	1,525,000	1,468,677
DIRECTV Holdings LLC	3.80	3-15-2022	1,525,000	1,565,066
DIRECTV Holdings LLC	3.95	1-15-2025	5,310,000	5,319,006
DIRECTV Holdings LLC	4.45	4-1-2024	3,905,000	4,086,973
Scripps Networks Interactive Incorporated %%	2.80	6-15-2020	2,530,000	2,520,462
Scripps Networks Interactive Incorporated %%	3.50	6-15-2022	1,775,000	1,771,912
Scripps Networks Interactive Incorporated	3.90	11-15-2024	3,060,000	3,103,118
Scripps Networks Interactive Incorporated %%	3.95	6-15-2025	3,005,000	3,012,816
Thomson Reuters Corporation	3.85	9-29-2024	2,985,000	3,045,106
Time Warner Cable Incorporated	6.55	5-1-2037	1,020,000	1,097,109
Viacom Incorporated	4.85	12-15-2034	4,760,000	4,586,074
Viacom Incorporated	5.25	4-1-2044	1,480,000	1,435,283

				38,734,842

Specialty Retail: 0.13%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	2,265,000	2,321,901
Home Depot Incorporated %%	4.25	4-1-2046	2,585,000	2,585,706

				4,907,607

Textiles, Apparel & Luxury Goods: 0.08%
Coach Incorporated	4.25	4-1-2025	3,005,000	2,948,371

Consumer Staples: 0.89%

Beverages: 0.28%
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	2,925,000	2,848,181
PepsiCo Incorporated	1.25	4-30-2018	2,215,000	2,213,726
PepsiCo Incorporated	1.85	4-30-2020	3,495,000	3,471,262
PepsiCo Incorporated	2.75	4-30-2025	2,215,000	2,157,036

				10,690,205

Food & Staples Retailing: 0.04%
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	1,565,000	1,541,018

Food Products: 0.38%
Kraft Foods Group Incorporated	5.00	6-4-2042	1,545,000	1,590,616
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,455,000	1,473,573
WM Wrigley Jr Company 144A	2.40	10-21-2018	2,135,000	2,179,989
WM Wrigley Jr Company 144A	2.90	10-21-2019	4,308,000	4,405,981
WM Wrigley Jr Company 144A	3.38	10-21-2020	4,380,000	4,546,996

				14,197,155

Tobacco: 0.19%
Altria Group Incorporated	2.63	1-14-2020	4,555,000	4,586,803
Altria Group Incorporated	4.50	5-2-2043	2,495,000	2,421,061

				7,007,864

10	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Energy: 2.55%

Oil, Gas & Consumable Fuels: 2.55%
Chevron Corporation	1.37%	3-2-2018	$6,165,000	$6,180,715
Chevron Corporation	2.41	3-3-2022	5,269,000	5,237,581
ConocoPhillips Company	2.20	5-15-2020	1,330,000	1,332,401
ConocoPhillips Company	2.88	11-15-2021	2,560,000	2,607,923
Continental Resources Incorporated	4.50	4-15-2023	1,144,000	1,125,132
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,355,000	3,400,410
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	3,002,000	3,003,453
Energy Transfer Partners LP	4.05	3-15-2025	3,050,000	2,968,547
Energy Transfer Partners LP	5.15	3-15-2045	1,095,000	1,022,590
Energy Transfer Partners LP	5.50	6-1-2027	1,705,000	1,715,656
Enlink Midstream Partners LP	4.15	6-1-2025	2,895,000	2,895,347
Enlink Midstream Partners LP	5.05	4-1-2045	3,975,000	3,776,019
Enterprise Products Operating LLC	3.70	2-15-2026	3,280,000	3,283,536
Enterprise Products Operating LLC	3.75	2-15-2025	2,503,000	2,541,266
Enterprise Products Operating LLC	4.85	3-15-2044	1,250,000	1,250,165
Enterprise Products Operating LLC	4.90	5-15-2046	1,735,000	1,729,790
Exxon Mobil Corporation	1.31	3-6-2018	4,470,000	4,479,029
Exxon Mobil Corporation	1.91	3-6-2020	5,275,000	5,298,796
Exxon Mobil Corporation	2.71	3-6-2025	5,270,000	5,225,637
Kerr-McGee Corporation	6.95	7-1-2024	6,711,000	8,351,363
Kinder Morgan Energy Partners LP	5.30	12-1-2034	1,135,000	1,101,630
Kinder Morgan Energy Partners LP	5.55	6-1-2045	2,030,000	1,983,996
Marathon Petroleum Corporation	5.00	9-15-2054	869,000	825,539
MPLX LP	4.00	2-15-2025	1,085,000	1,083,393
Newfield Exploration Company	5.63	7-1-2024	1,715,000	1,805,038
ONEOK Partners LP	2.00	10-1-2017	2,595,000	2,595,428
Phillips 66	4.88	11-15-2044	1,602,000	1,604,760
Plains All American Pipeline LP	4.90	2-15-2045	1,010,000	989,905
Rowan Companies Incorporated	5.40	12-1-2042	2,076,000	1,719,075
Rowan Companies Incorporated	5.85	1-15-2044	1,290,000	1,123,003
Sunoco Logistics Partner LP	5.35	5-15-2045	2,520,000	2,443,629
TC Pipelines LP	4.65	6-15-2021	928,000	975,484
Valero Energy Corporation	4.90	3-15-2045	2,765,000	2,689,347
Western Gas Partners LP %%	3.95	6-1-2025	3,200,000	3,170,211
Western Gas Partners LP	5.38	6-1-2021	972,000	1,077,070
Williams Partners LP	4.00	9-15-2025	3,010,000	2,960,452

				95,573,316

Financials: 6.87%

Banks: 1.86%
Bank of America Corporation	1.50	10-9-2015	7,802,000	7,822,020
Bank of America Corporation	3.95	4-21-2025	1,490,000	1,473,372
Bank of America Corporation	4.25	10-22-2026	3,240,000	3,253,556
Bank of America Corporation	4.75	4-21-2045	1,095,000	1,046,389
Bank of America Corporation	6.00	9-1-2017	4,835,000	5,281,565
Citigroup Incorporated	1.55	8-14-2017	6,750,000	6,747,449
Citigroup Incorporated	1.70	7-25-2016	4,680,000	4,709,039

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	1.70%	4-27-2018	$6,755,000	$6,718,888
Citigroup Incorporated	2.40	2-18-2020	5,320,000	5,307,950
Citigroup Incorporated	3.30	4-27-2025	6,715,000	6,590,631
JPMorgan Chase & Company	2.25	1-23-2020	4,570,000	4,545,820
JPMorgan Chase & Company	4.85	2-1-2044	2,525,000	2,726,773
JPMorgan Chase & Company	4.95	6-1-2045	4,180,000	4,226,674
KeyBank NA %%	3.30	6-1-2025	3,280,000	3,260,251
PNC Bank NA %%	2.30	6-1-2020	6,100,000	6,090,234

				69,800,611

Capital Markets: 1.22%
Goldman Sachs Group Incorporated	3.75	5-22-2025	10,290,000	10,367,103
Goldman Sachs Group Incorporated	5.15	5-22-2045	3,670,000	3,732,768
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,736,000	2,123,347
Lazard Group LLC	3.75	2-13-2025	5,970,000	5,809,520
Lazard Group LLC	4.25	11-14-2020	3,315,000	3,518,203
Morgan Stanley	2.65	1-27-2020	6,405,000	6,469,082
Morgan Stanley	3.95	4-23-2027	5,075,000	4,944,065
Morgan Stanley	4.30	1-27-2045	2,810,000	2,710,023
Morgan Stanley	4.35	9-8-2026	2,695,000	2,734,959
Morgan Stanley	5.38	10-15-2015	3,350,000	3,407,834

				45,816,904

Consumer Finance: 1.92%
American Express Credit Corporation	1.75	6-12-2015	7,141,000	7,143,506
American Express Credit Corporation	2.38	5-26-2020	5,145,000	5,153,119
Daimler Finance North America LLC 144A	1.88	1-11-2018	3,394,000	3,417,697
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,905,000	5,007,931
Daimler Finance North America LLC 144A	3.30	5-19-2025	1,300,000	1,313,443
Discover Financial Services	3.75	3-4-2025	2,890,000	2,823,325
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,090,000	1,045,343
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,437,000	3,851,183
Ford Motor Credit Company LLC	2.46	3-27-2020	1,435,000	1,423,887
Ford Motor Credit Company LLC	3.66	9-8-2024	2,510,000	2,515,000
Hyundai Capital America 144A	2.00	3-19-2018	1,705,000	1,715,158
Hyundai Capital America 144A	2.60	3-19-2020	4,175,000	4,211,427
Murray Street Investment Trust I	4.65	3-9-2017	7,378,000	7,786,476
Synchrony Financial	2.70	2-3-2020	4,720,000	4,723,837
Synchrony Financial	4.25	8-15-2024	3,010,000	3,080,232
Toyota Motor Credit Corporation	1.13	5-16-2017	7,965,000	7,996,948
Toyota Motor Credit Corporation	2.75	5-17-2021	4,235,000	4,342,662
Volkswagen Group America 144A	2.40	5-22-2020	4,280,000	4,308,839

				71,860,013

Diversified Financial Services: 0.25%
CME Group Incorporated	3.00	3-15-2025	3,400,000	3,374,806
General Electric Capital Corporation	5.88	1-14-2038	4,645,000	5,806,018

				9,180,824

12	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.50%
American International Group Incorporated	4.38%	1-15-2055	$1,560,000	$1,465,544
American International Group Incorporated	4.50	7-16-2044	1,795,000	1,785,199
American International Group Incorporated	6.40	12-15-2020	2,575,000	3,076,116
Assurant Incorporated	2.50	3-15-2018	4,115,000	4,181,556
Markel Corporation	4.90	7-1-2022	20,000	21,875
MetLife Incorporated	1.90	12-15-2017	2,170,000	2,184,190
MetLife Incorporated	3.00	3-1-2025	1,605,000	1,578,537
Principal Financial Group Incorporated	3.40	5-15-2025	2,180,000	2,176,669
Prudential Financial Incorporated	4.60	5-15-2044	895,000	892,325
Prudential Financial Incorporated ±	5.38	5-15-2045	1,550,000	1,560,656

				18,922,667

REITs: 1.12%
American Tower Corporation	2.80	6-1-2020	2,865,000	2,847,624
American Tower Corporation	3.45	9-15-2021	4,065,000	4,097,870
American Tower Corporation	3.50	1-31-2023	3,982,000	3,921,900
American Tower Corporation	4.00	6-1-2025	2,240,000	2,228,390
DDR Corporation	3.38	5-15-2023	4,810,000	4,720,034
DDR Corporation	4.63	7-15-2022	4,995,000	5,348,631
Federal Realty Investment Trust	3.00	8-1-2022	1,610,000	1,607,616
Federal Realty Investment Trust	3.95	1-15-2024	2,185,000	2,292,574
HCP Incorporated	4.00	6-1-2025	1,705,000	1,705,242
Healthcare Trust of America Holdings LP	3.38	7-15-2021	2,155,000	2,184,485
Mid-America Apartments LP	3.75	6-15-2024	3,710,000	3,750,903
Mid-America Apartments LP	4.30	10-15-2023	3,165,000	3,323,706
Tanger Properties LP	3.75	12-1-2024	1,875,000	1,890,688
Tanger Properties LP	3.88	12-1-2023	2,145,000	2,200,279

				42,119,942

Health Care: 1.27%

Biotechnology: 0.44%
Amgen Incorporated	2.13	5-1-2020	5,780,000	5,703,866
Amgen Incorporated	2.20	5-22-2019	3,085,000	3,099,820
Amgen Incorporated	2.70	5-1-2022	2,475,000	2,433,653
Amgen Incorporated	4.40	5-1-2045	2,705,000	2,584,181
Celgene Corporation	5.25	8-15-2043	2,505,000	2,761,179

				16,582,699

Health Care Equipment & Supplies: 0.25%
Boston Scientific Corporation	3.38	5-15-2022	1,680,000	1,672,554
Boston Scientific Corporation	3.85	5-15-2025	2,505,000	2,494,093
Medtronic Incorporated 144A	3.15	3-15-2022	3,120,000	3,187,486
Medtronic Incorporated 144A	4.38	3-15-2035	1,970,000	2,010,927

				9,365,060

Health Care Providers & Services: 0.10%
WellPoint Incorporated	3.50	8-15-2024	1,970,000	1,982,358
WellPoint Incorporated	5.10	1-15-2044	1,485,000	1,602,740

				3,585,098

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.48%
AbbVie Incorporated	1.80%	5-14-2018	$5,130,000	$5,135,104
AbbVie Incorporated	2.50	5-14-2020	6,965,000	6,959,853
AbbVie Incorporated	3.60	5-14-2025	4,140,000	4,164,372
Mylan Incorporated	5.40	11-29-2043	1,638,000	1,751,939

				18,011,268

Industrials: 0.71%

Aerospace & Defense: 0.18%
Northrop Grumman Corporation	3.25	8-1-2023	4,530,000	4,549,932
Northrop Grumman Corporation	3.85	4-15-2045	2,275,000	2,071,767

				6,621,699

Air Freight & Logistics: 0.06%
FedEx Corporation	4.10	2-1-2045	2,420,000	2,247,725

Machinery: 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,130,000	1,971,149

Professional Services: 0.06%
Verisk Analytics Incorporated	4.00	6-15-2025	1,665,000	1,662,459
Verisk Analytics Incorporated	5.50	6-15-2045	595,000	605,561

				2,268,020

Road & Rail: 0.36%
Burlington Northern Santa Fe LLC	4.15	4-1-2045	1,880,000	1,786,102
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	5,225,000	5,196,999
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	2,025,000	2,052,269
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	4,395,000	4,342,401

				13,377,771

Information Technology: 0.83%

Communications Equipment: 0.07%
Harris Corporation	5.05	4-27-2045	860,000	850,189
Qualcomm Incorporated	3.45	5-20-2025	1,700,000	1,688,931

				2,539,120

Electronic Equipment, Instruments & Components: 0.13%
Keysight Technologies Incorporated 144A	4.55	10-30-2024	1,575,000	1,557,382
L-3 Communications Corporation	3.95	5-28-2024	3,245,000	3,211,599

				4,768,981

Software: 0.30%
Oracle Corporation	2.50	5-15-2022	4,140,000	4,077,672
Oracle Corporation	2.95	5-15-2025	4,135,000	4,055,042
Oracle Corporation	3.90	5-15-2035	935,000	901,162
Oracle Corporation	4.13	5-15-2045	1,655,000	1,593,273
Oracle Corporation	4.38	5-15-2055	660,000	633,088

				11,260,237

14	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals: 0.33%
Apple Incorporated	2.70%	5-13-2022	$8,670,000	$8,723,416
Apple Incorporated	3.20	5-13-2025	1,850,000	1,866,030
Apple Incorporated	4.38	5-13-2045	1,875,000	1,889,458

				12,478,904

Materials: 0.39%

Chemicals: 0.32%
Albemarle Corporation	5.45	12-1-2044	2,700,000	2,768,275
Eastman Chemical Company	3.80	3-15-2025	3,035,000	3,096,383
Eastman Chemical Company	4.65	10-15-2044	1,720,000	1,690,500
LyondellBasell Industries NV	4.63	2-26-2055	1,600,000	1,465,046
Mosaic Company	5.45	11-15-2033	1,200,000	1,328,563
Mosaic Company	5.63	11-15-2043	1,525,000	1,705,127

				12,053,894

Metals & Mining: 0.03%
Vale Overseas Limited	8.25	1-17-2034	985,000	1,104,225

Paper & Forest Products: 0.04%
International Paper Company	5.15	5-15-2046	1,515,000	1,538,754

Telecommunication Services: 1.15%

Diversified Telecommunication Services: 1.15%
AT&T Incorporated	2.45	6-30-2020	3,520,000	3,484,012
AT&T Incorporated	3.00	6-30-2022	6,755,000	6,640,753
AT&T Incorporated	3.40	5-15-2025	5,280,000	5,115,597
AT&T Incorporated	4.30	12-15-2042	935,000	839,148
AT&T Incorporated	4.35	6-15-2045	594,000	531,862
AT&T Incorporated	4.50	5-15-2035	2,270,000	2,143,053
AT&T Incorporated	4.75	5-15-2046	2,170,000	2,055,943
Verizon Communications Incorporated	2.50	9-15-2016	4,110,000	4,180,856
Verizon Communications Incorporated 144A	4.27	1-15-2036	2,392,000	2,219,336
Verizon Communications Incorporated	4.40	11-1-2034	4,674,000	4,480,085
Verizon Communications Incorporated	4.86	8-21-2046	12,102,000	11,619,517

				43,310,162

Utilities: 1.33%

Electric Utilities: 0.88%
Alabama Power Company	3.75	3-1-2045	2,420,000	2,279,596
American Electric Power Company	1.65	12-15-2017	5,155,000	5,165,846
Appalachian Power Company	4.45	6-1-2045	2,945,000	2,947,936
Commonwealth Edison Company	3.70	3-1-2045	820,000	774,850
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	1,560,000	1,593,170
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	2,540,000	2,609,339
PacifiCorp	3.60	4-1-2024	4,544,000	4,809,533
Potomac Electric Power Company	4.15	3-15-2043	2,145,000	2,212,046
Potomac Electric Power Company	3.60	3-15-2024	2,190,000	2,295,343
Public Service Company of Colorado	4.30	3-15-2044	1,286,000	1,344,512

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Electric & Gas Company	3.05%	11-15-2024	$1,980,000	$2,002,584
Southwestern Electric Power Company	3.55	2-15-2022	1,626,000	1,692,142
Southwestern Electric Power Company	3.90	4-1-2045	2,145,000	1,971,463
Virginia Electric & Power Company	4.45	2-15-2044	1,405,000	1,472,514

				33,170,874

Multi-Utilities: 0.45%
Ameren Illinois Company	4.30	7-1-2044	1,835,000	1,892,113
Berkshire Hathaway Energy	4.50	2-1-2045	2,420,000	2,459,821
Dominion Resources Incorporated	4.70	12-1-2044	2,500,000	2,574,905
Pacific Gas & Electric Corporation	3.25	6-15-2023	1,953,000	1,991,064
Puget Energy Incorporated	6.00	9-1-2021	4,560,000	5,325,765
Puget Sound Energy Incorporated	4.30	5-20-2045	2,675,000	2,704,709

				16,948,377

Total Corporate Bonds and Notes (Cost $669,487,349)				668,968,517

Municipal Obligations: 0.97%

California: 0.26%
California Build America Bonds (GO)	7.60	11-1-2040	3,090,000	4,741,358
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	3,585,000	5,176,166

				9,917,524

Nevada: 0.20%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	5,355,000	7,551,300

New Jersey: 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,772,000	6,686,765

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,900,000	5,060,475

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,449,000	1,437,147

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,220,000	5,905,637

Total Municipal Obligations (Cost $30,588,252)				36,558,848

Non-Agency Mortgage-Backed Securities: 5.13%
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	7-10-2045	324,152	324,502
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	5,002,000	5,601,075
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	13,623,000	14,960,220
Commercial Mortgage Pass-Through Certificate Trust Series 2012-CR3 Class A3	2.82	10-15-2045	767,847	780,776
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	4,804,000	5,262,888

16	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Trust Series 2012-CR4 Class A2	1.80%	10-15-2045	$1,201,000	$1,211,532
Commercial Mortgage Pass-Through Certificate Trust Series 2012-UBS5 Class A3	3.55	9-10-2047	1,108,000	1,172,743
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class A4	4.05	10-10-2046	399,000	436,537
Commercial Mortgage Pass-Through Certificate Trust Series 2013-LC6 Class AM	3.28	1-10-2046	2,139,000	2,195,624
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C19 Class A5	3.80	8-10-2047	1,780,000	1,903,356
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C20 Class ASB	3.31	11-10-2047	1,678,000	1,748,031
Commercial Mortgage Pass-Through Certificate Trust Series 2014-C4 Class A5	3.69	8-10-2047	6,421,000	6,766,758
Commercial Mortgage Pass-Through Certificate Trust Series 2014-CR18 Class ASB	3.45	7-15-2047	1,823,000	1,919,836
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS3 Class A4	3.82	6-10-2047	3,019,000	3,216,467
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	2,085,000	2,226,273
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS6 Class AM ±	4.05	12-10-2047	4,667,000	4,965,730
Commercial Mortgage Pass-Through Certificate Trust Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,637,000	3,806,331
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	231,686	231,391
CSAIL Commercial Mortgage Trust Series 2015-C2 Class AS	3.85	6-15-2057	3,658,000	3,803,362
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB	3.22	6-15-2057	7,336,000	7,601,629
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	4,348,806	4,405,623
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	1,225,000	1,386,486
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	7,095,000	7,902,127
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	3,606,837	3,615,432
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	2,424,394	2,449,772
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	99,375	99,624
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	759,699	761,354
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	4,641,000	4,727,179
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	917,000	997,040
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,873,000	1,994,912
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	2,820,000	3,010,203
GS Mortgage Securities Trust Series 2014-GC24 Class AAB	3.65	9-10-2047	5,855,000	6,225,739
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	2,254,000	2,359,174
GS Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	2,943,000	3,036,911
GS Mortgage Securities Trust Series 2015-GC28 Class AS	3.76	2-10-2048	4,052,000	4,214,903
GS Mortgage Securities Trust Series 2015-GC30 Class A3 (a)	3.12	5-10-2050	3,387,000	3,436,033
GS Mortgage Securities Trust Series 2015-GC30 Class AAB (a)	3.12	5-10-2050	2,662,000	2,750,583
GS Mortgage Securities Trust Series 2015-GC30 Class AS (a)	3.78	5-10-2050	3,280,000	3,367,943
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,532,628	12,158,287
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	124,153	124,355
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A4 ±	5.48	12-12-2044	1,108,123	1,121,692
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	8,538,000	9,262,338
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,438,040	1,485,648
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	1,552,000	1,560,899
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C25 Class ASB	3.41	11-15-2047	401,000	420,313
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A3	2.91	10-15-2048	1,900,000	1,886,001
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class ASB	3.04	10-15-2048	2,597,000	2,656,731

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust Series 2015-IVR2 Class A2 144A±	2.77%	1-25-2045	$3,656,358	$3,683,053
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	104,590	104,606
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	3,789,846	3,810,459
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,557,000	1,574,986
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16 Class ASB	3.48	6-15-2047	54,000	56,972
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A3	3.05	5-15-2046	9,407,000	9,433,659
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	4,446,200	4,527,463
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	3,707,081	3,796,651
Perpetual Savings Bank Series 1990-1 Class 1 ±	4.93	3-1-2020	40,689	40,654
Structured Agency Credit Risk Debt Note Series 2015-DN1 Class M1 ±	1.43	1-25-2025	4,028,267	4,027,865
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.70	2-25-2028	44,430	43,781
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,606,000	2,651,209
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,045,000	1,079,274
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class A4	3.24	4-10-2046	264,000	273,628

Total Non-Agency Mortgage-Backed Securities (Cost $190,045,837)				192,656,623

U.S. Treasury Securities: 32.12%
U.S. Treasury Bond	2.50	2-15-2045	32,407,000	29,844,838
U.S. Treasury Bond	3.00	11-15-2044	9,549,000	9,752,661
U.S. Treasury Bond	3.13	2-15-2043	25,838,000	26,964,382
U.S. Treasury Bond	3.38	5-15-2044	8,050,000	8,814,750
U.S. Treasury Bond	3.63	8-15-2043	4,969,000	5,687,175
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	18,104,563
U.S. Treasury Bond	3.75	11-15-2043	6,093,000	7,131,668
U.S. Treasury Bond	4.50	8-15-2039	1,560,000	2,019,835
U.S. Treasury Bond	3.00	5-15-2045	1,507,000	1,554,918
U.S. Treasury Note	1.38	2-29-2020	22,817,000	22,742,137
U.S. Treasury Note ##	0.50	3-31-2017	45,369,000	45,315,828
U.S. Treasury Note «	0.50	4-30-2017	27,668,000	27,624,783
U.S. Treasury Note ##	0.63	12-15-2016	95,362,000	95,563,118
U.S. Treasury Note	0.63	2-15-2017	34,196,000	34,244,080
U.S. Treasury Note	0.63	5-31-2017	108,006,000	108,039,698
U.S. Treasury Note ##	0.63	9-30-2017	28,419,000	28,347,953
U.S. Treasury Note	0.75	10-31-2017	34,060,000	34,049,373
U.S. Treasury Note	0.75	4-15-2018	43,393,000	43,189,574
U.S. Treasury Note	0.88	1-31-2017	21,728,000	21,853,610
U.S. Treasury Note	0.88	8-15-2017	94,013,000	94,402,308
U.S. Treasury Note	0.88	11-15-2017	11,768,000	11,795,584
U.S. Treasury Note	1.00	9-15-2017	27,774,000	27,947,588
U.S. Treasury Note	1.00	5-15-2018	21,613,000	21,656,896
U.S. Treasury Note	1.38	3-31-2020	25,718,000	25,617,545
U.S. Treasury Note	1.38	4-30-2020	40,617,000	40,413,915
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,673,567
U.S. Treasury Note	1.50	5-31-2019	34,735,000	35,041,641
U.S. Treasury Note	1.50	10-31-2019	18,020,000	18,110,100
U.S. Treasury Note %%	1.50	5-31-2020	69,772,000	69,831,934
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,964,420
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,363,527
U.S. Treasury Note ##	1.63	7-31-2019	44,253,000	44,795,807

18	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	8-31-2019	$1,244,000	$1,258,773
U.S. Treasury Note	1.75	9-30-2019	34,202,000	34,760,450
U.S. Treasury Note	1.75	4-30-2022	5,809,000	5,764,979
U.S. Treasury Note	2.00	2-15-2025	6,319,000	6,256,303
U.S. Treasury Note	2.13	5-15-2025	43,112,000	43,138,945
U.S. Treasury Note	2.50	5-15-2024	34,940,000	36,165,625
U.S. Treasury Note	3.13	4-30-2017	44,491,000	46,642,540

Total U.S. Treasury Securities (Cost $1,191,180,645)				1,205,447,391

Yankee Corporate Bonds and Notes: 5.46%

Consumer Discretionary: 0.21%

Media: 0.15%
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	4,105,000	4,145,951
Grupo Televisa SAB	5.00	5-13-2045	1,415,000	1,417,788

				5,563,739

Textiles, Apparel & Luxury Goods: 0.06%
LVMH Moet Hennessy Louis Vuitton SA 144A	1.63	6-29-2017	2,147,000	2,166,922

Consumer Staples: 0.16%

Beverages: 0.16%
Pernod Ricard SA 144A	5.75	4-7-2021	5,134,000	5,876,356

Energy: 0.99%

Energy Equipment & Services: 0.08%
Ensco plc	5.20	3-15-2025	985,000	1,013,465
TransCanada Trust ±	5.63	5-20-2075	1,945,000	1,979,038

				2,992,503

Oil, Gas & Consumable Fuels: 0.91%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	2,358,000	2,164,727
Ecopetrol SA	5.88	5-28-2045	1,825,000	1,687,213
Ecopetrol SA	7.38	9-18-2043	1,740,000	1,870,500
Petrobras Global Finance Company	4.88	3-17-2020	3,905,000	3,791,325
Petroleos Mexicanos Company	2.38	4-15-2025	3,885,000	3,930,606
Petroleos Mexicanos Company 144A	4.50	1-23-2026	1,685,000	1,689,213
Petroleos Mexicanos Company 144A	5.50	6-27-2044	650,000	633,100
Petroleos Mexicanos Company 144A	5.63	1-23-2046	2,790,000	2,755,404
Petroleos Mexicanos Company	6.38	1-23-2045	1,875,000	2,034,000
Statoil ASA	2.25	11-8-2019	3,295,000	3,345,124
Statoil ASA	2.90	11-8-2020	3,780,000	3,914,058
Talisman Energy Incorporated	3.75	2-1-2021	2,552,000	2,526,128
Weatherford International Limited	4.50	4-15-2022	1,875,000	1,813,258
Weatherford International Limited	5.95	4-15-2042	2,415,000	2,177,007

				34,331,663

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Financials: 2.88%

Banks: 2.44%
Barclays plc	3.65%	3-16-2025	$4,319,000	$4,227,239
Barclays plc	4.38	9-11-2024	2,055,000	2,046,048
Credit Agricole SA 144A	4.38	3-17-2025	4,610,000	4,577,822
Credit Suisse AG (New York)	3.63	9-9-2024	5,705,000	5,793,388
Credit Suisse Group Funding Limited 144A	3.75	3-26-2025	2,700,000	2,665,400
Credit Suisse Group Funding Limited 144A	4.88	5-15-2045	3,965,000	4,019,118
DNB Boligkreditt AS 144A	2.00	5-28-2021	7,990,000	7,988,988
ING Bank NV 144A	5.80	9-25-2023	3,585,000	4,040,489
Intesa Sanpaolo SpA	2.38	1-13-2017	5,085,000	5,128,573
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	2,810,000	2,813,765
Japan Bank for International Cooperation	1.75	5-28-2020	5,890,000	5,871,270
Lloyds Banking Group plc	4.50	11-4-2024	4,035,000	4,125,739
Lloyds TSB Bank plc	3.50	5-14-2025	4,100,000	4,117,786
Rabobank Nederland NV	3.38	5-21-2025	3,875,000	3,903,435
Royal Bank of Scotland Group plc	5.13	5-28-2024	2,460,000	2,525,382
Skandinaviska Enskilda Banken AB 144A	2.45	5-27-2020	6,405,000	6,401,490
Stadshypotek AB 144A	1.75	4-9-2020	12,395,000	12,289,370
Standard Chartered plc 144A	3.20	4-17-2025	3,385,000	3,270,485
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,810,000	5,802,505

				91,608,292

Diversified Financial Services: 0.33%
Shell International Finance BV	2.13	5-11-2020	2,905,000	2,917,099
Shell International Finance BV	4.13	5-11-2035	1,740,000	1,748,523
Shell International Finance BV	4.38	5-11-2045	1,255,000	1,277,402
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,475,000	6,490,223

				12,433,247

Insurance: 0.11%
AIA Group Limited 144A	3.20	3-11-2025	2,410,000	2,390,860
AON Corporation	4.75	5-15-2045	1,760,000	1,779,939

				4,170,799

Health Care: 0.38%

Pharmaceuticals: 0.38%
Actavis Funding SCS	3.00	3-12-2020	3,705,000	3,751,857
Actavis Funding SCS	3.80	3-15-2025	1,630,000	1,638,023
Actavis Funding SCS	4.75	3-15-2045	4,995,000	4,921,249
Perrigo Finance plc	3.90	12-15-2024	3,815,000	3,884,193

				14,195,322

Industrials: 0.32%

Electrical Equipment: 0.32%
Siemens Financieringsmaatschappij NV 144A	1.45	5-25-2018	5,910,000	5,912,559
Siemens Financieringsmaatschappij NV 144A	2.15	5-27-2020	2,955,000	2,950,715
Siemens Financieringsmaatschappij NV 144A	3.25	5-27-2025	3,080,000	3,096,219

				11,959,493

20	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.12%

Internet Software & Services: 0.12%
Alibaba Group Holding Limited 144A	3.60%	11-28-2024	$1,950,000	$1,920,249
Tencent Holdings Limited 144A	3.80	2-11-2025	2,725,000	2,731,922

				4,652,171

Materials: 0.20%

Chemicals: 0.05%
LYB International Finance BV	4.88	3-15-2044	1,640,000	1,646,489

Metals & Mining: 0.15%
Barrick Gold Corporation	4.10	5-1-2023	1,705,000	1,687,019
Southern Copper Corporation	5.88	4-23-2045	490,000	479,171
Teck Resources Limited	3.75	2-1-2023	1,475,000	1,333,534
Xstrata Finance Canada 144A	2.05	10-23-2015	2,234,000	2,241,142

				5,740,866

Telecommunication Services: 0.20%

Diversified Telecommunication Services: 0.06%
Bharti Airtel International Company 144A	5.35	5-20-2024	2,050,000	2,242,700

Wireless Telecommunication Services: 0.14%
America Movil SAB de CV	3.13	7-16-2022	5,415,000	5,438,555

Total Yankee Corporate Bonds and Notes (Cost $204,530,382)				205,019,117

Yankee Government Bonds: 1.61%
Federal Republic of Brazil	4.25	1-7-2025	2,085,000	2,051,640
Province of Ontario	1.88	5-21-2020	5,155,000	5,174,481
Republic of Colombia	5.00	6-15-2045	730,000	719,963
Republic of Indonesia 144A	5.13	1-15-2045	2,110,000	2,094,175
Republic of Paraguay 144A	4.63	1-25-2023	3,470,000	3,556,750
Republic of Paraguay 144A	6.10	8-11-2044	2,560,000	2,752,000
Republic of Slovenia 144A	5.25	2-18-2024	7,185,000	8,093,026
Republic of Slovenia 144A	5.50	10-26-2022	4,380,000	4,982,622
Republic of Slovenia 144A	5.85	5-10-2023	1,790,000	2,086,245
Slovak Republic 144A	4.38	5-21-2022	8,080,000	8,999,100
Ukraine Government Aid	1.85	5-29-2020	9,746,000	9,764,517
United Mexican States	4.60	1-23-2046	2,085,000	2,051,119
United Mexican States	5.75	10-12-2049	7,569,000	7,890,683

Total Yankee Government Bonds (Cost $58,178,985)				60,216,321

	Yield		Shares

Short-Term Investments: 7.61%

Investment Companies: 7.61%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12		25,460,000	25,460,000
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.11		260,130,541	260,130,541

Total Short-Term Investments (Cost $285,590,541)				285,590,541

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Core Bond Portfolio	21

		Value

Total investments in securities (Cost $4,292,781,003) *	115.27%	$4,325,596,054
Other assets and liabilities, net	(15.27)	(573,049,077)

Total net assets	100.00%	$3,752,546,977

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,302,617,333 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,841,457
Gross unrealized losses	(21,862,736)

Net unrealized gains	$22,978,721

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	1

Security name	Shares	Value

Common Stocks: 97.00%

Consumer Discretionary: 12.10%

Auto Components: 0.42%
BorgWarner Incorporated	32,585	$1,959,988
Delphi Automotive plc	41,772	3,633,329
Johnson Controls Incorporated	94,586	4,920,364
The Goodyear Tire & Rubber Company	38,790	1,235,268

		11,748,949

Automobiles: 0.62%
Ford Motor Company	569,267	8,635,780
General Motors Company	194,657	7,001,812
Harley-Davidson Incorporated	30,439	1,628,182

		17,265,774

Distributors: 0.07%
Genuine Parts Company	21,974	1,987,988

Diversified Consumer Services: 0.05%
H&R Block Incorporated	39,609	1,256,794

Hotels, Restaurants & Leisure: 1.65%
Carnival Corporation	64,820	3,003,111
Chipotle Mexican Grill Incorporated †	4,464	2,747,681
Darden Restaurants Incorporated	17,850	1,169,889
Marriott International Incorporated Class A	29,846	2,327,690
McDonald’s Corporation	138,307	13,267,791
Royal Caribbean Cruises Limited	23,703	1,800,954
Starbucks Corporation	215,795	11,212,708
Starwood Hotels & Resorts Worldwide Incorporated	24,707	2,044,751
Wyndham Worldwide Corporation	17,349	1,473,104
Wynn Resorts Limited	11,657	1,173,743
Yum! Brands Incorporated	62,326	5,616,196

		45,837,618

Household Durables: 0.42%
D.R. Horton Incorporated	47,850	1,249,842
Garmin Limited	17,390	790,897
Harman International Industries Incorporated	9,876	1,190,256
Leggett & Platt Incorporated	19,908	941,250
Lennar Corporation Class A	25,690	1,197,925
Mohawk Industries Incorporated †	8,930	1,666,695
Newell Rubbermaid Incorporated	39,012	1,542,144
PulteGroup Incorporated	47,686	914,617
Whirlpool Corporation	11,239	2,070,786

		11,564,412

2	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

Internet & Catalog Retail: 1.46%
Amazon.com Incorporated †	54,797	$23,520,516
Expedia Incorporated	14,223	1,525,559
Netflix Incorporated †	8,706	5,433,066
The Priceline Group Incorporated †	7,474	8,759,827
TripAdvisor Incorporated †	16,043	1,223,439

		40,462,407

Leisure Products: 0.09%
Hasbro Incorporated	16,100	1,161,293
Mattel Incorporated	48,675	1,256,302

		2,417,595

Media: 3.48%
Cablevision Systems Corporation New York Group Class A «	31,568	773,732
CBS Corporation Class B	65,834	4,063,274
Comcast Corporation Class A	365,664	21,376,717
DIRECTV †	72,354	6,587,108
Discovery Communications Incorporated Class A †	21,389	725,943
Discovery Communications Incorporated Class C †	38,892	1,222,959
Gannett Company Incorporated	32,644	1,168,329
Interpublic Group of Companies Incorporated	59,336	1,211,641
News Corporation Class A †	71,868	1,088,800
Omnicom Group Incorporated	35,504	2,646,113
Scripps Networks Interactive Incorporated Class A	14,020	939,480
The Walt Disney Company	225,005	24,833,802
Time Warner Cable Incorporated	40,422	7,311,936
Time Warner Incorporated	119,514	10,096,543
Twenty-First Century Fox Incorporated Class A	263,121	8,840,866
Viacom Incorporated Class B	52,551	3,514,611

		96,401,854

Multiline Retail: 0.74%
Dollar General Corporation	43,664	3,169,570
Dollar Tree Incorporated †	29,594	2,219,254
Family Dollar Stores Incorporated	13,834	1,072,412
Kohl’s Corporation	29,069	1,903,729
Macy’s Incorporated	49,013	3,281,420
Nordstrom Incorporated	20,243	1,470,452
Target Corporation	91,660	7,270,471

		20,387,308

Specialty Retail: 2.27%
AutoNation Incorporated †	10,787	673,217
AutoZone Incorporated †	4,590	3,091,916
Bed Bath & Beyond Incorporated †	24,921	1,777,366
Best Buy Company Incorporated	41,894	1,453,722
CarMax Incorporated †	30,221	2,146,900
GameStop Corporation Class A «	15,616	677,891

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
L Brands Incorporated	35,379	$3,060,991
Lowe’s Companies Incorporated	140,003	9,797,410
O’Reilly Automotive Incorporated †	14,627	3,211,065
Ross Stores Incorporated	29,786	2,879,413
Staples Incorporated	92,167	1,517,530
The Gap Incorporated	38,167	1,462,941
The Home Depot Incorporated	189,638	21,129,466
The TJX Companies Incorporated	98,242	6,324,820
Tiffany & Company	16,194	1,517,864
Tractor Supply Company	19,599	1,707,857
Urban Outfitters Incorporated †	14,397	494,969

		62,925,338

Textiles, Apparel & Luxury Goods: 0.83%
Coach Incorporated	39,693	1,403,941
Fossil Group Incorporated †	6,380	453,044
Hanesbrands Incorporated	57,676	1,837,557
Michael Kors Holdings Limited †	28,889	1,343,339
Nike Incorporated Class B	100,701	10,238,271
PVH Corporation	11,865	1,241,554
Ralph Lauren Corporation	8,670	1,130,568
Under Armour Incorporated Class A †	24,010	1,882,624
VF Corporation	49,266	3,469,804

		23,000,702

Consumer Staples: 9.19%

Beverages: 2.04%
Brown-Forman Corporation Class B	22,424	2,113,910
Coca-Cola Enterprises Incorporated	31,225	1,381,082
Constellation Brands Incorporated Class A	24,222	2,855,532
Dr Pepper Snapple Group Incorporated	27,768	2,128,140
Molson Coors Brewing Company Class B	23,004	1,688,034
Monster Beverage Corporation †	21,040	2,677,971
PepsiCo Incorporated	213,316	20,570,062
The Coca-Cola Company	565,480	23,162,061

		56,576,792

Food & Staples Retailing: 2.30%
Costco Wholesale Corporation	63,313	9,027,801
CVS Health Corporation	161,926	16,577,984
Sysco Corporation	85,239	3,167,481
The Kroger Company	70,702	5,147,106
Wal-Mart Stores Incorporated	227,273	16,879,566
Walgreens Boots Alliance Incorporated	125,480	10,771,203
Whole Foods Market Incorporated	51,914	2,140,933

		63,712,074

4	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

Food Products: 1.62%
Archer Daniels Midland Company	91,275	$4,823,884
Campbell Soup Company	25,574	1,236,247
ConAgra Foods Incorporated	61,290	2,366,407
General Mills Incorporated	86,880	4,878,312
Hormel Foods Corporation	19,380	1,108,924
Kellogg Company	36,431	2,286,774
Keurig Green Mountain Incorporated	17,449	1,504,802
Kraft Foods Group Incorporated	84,613	7,145,568
McCormick & Company Incorporated	18,458	1,448,953
Mead Johnson Nutrition Company	29,112	2,832,598
Mondelez International Incorporated Class A	237,363	9,871,927
The Hershey Company	21,291	1,977,082
The JM Smucker Company	14,045	1,665,035
Tyson Foods Incorporated Class A	42,045	1,784,810

		44,931,323

Household Products: 1.68%
Colgate-Palmolive Company	122,699	8,195,066
Kimberly-Clark Corporation	52,592	5,725,165
The Clorox Company	18,877	2,032,298
The Procter & Gamble Company	388,608	30,462,981

		46,415,510

Personal Products: 0.10%
The Estee Lauder Companies Incorporated Class A	32,099	2,806,416

Tobacco: 1.45%
Altria Group Incorporated	283,388	14,509,466
Lorillard Incorporated	51,811	3,755,261
Philip Morris International	222,606	18,491,880
Reynolds American Incorporated	44,343	3,403,325

		40,159,932

Energy: 7.72%

Energy Equipment & Services: 1.28%
Baker Hughes Incorporated	62,529	4,030,619
Cameron International Corporation †	27,877	1,430,926
Diamond Offshore Drilling Incorporated «	9,671	293,418
Ensco plc Class A ADR	33,717	792,350
FMC Technologies Incorporated †	33,305	1,391,816
Halliburton Company	122,269	5,551,013
Helmerich & Payne Incorporated	15,490	1,130,615
National Oilwell Varco Incorporated	55,815	2,745,540
Noble Corporation plc «	34,818	583,202
Schlumberger Limited	183,520	16,658,110
Transocean Limited «	49,007	923,782

		35,531,391

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 6.44%
Anadarko Petroleum Corporation	72,908	$6,095,838
Apache Corporation	54,226	3,244,884
Cabot Oil & Gas Corporation	59,456	2,019,126
Chesapeake Energy Corporation «	74,454	1,050,546
Chevron Corporation	270,561	27,867,783
Cimarex Energy Company	13,469	1,555,804
ConocoPhillips	177,210	11,284,733
CONSOL Energy Incorporated	33,136	922,506
Devon Energy Corporation	55,609	3,626,819
EOG Resources Incorporated	78,922	6,999,592
EQT Corporation	21,858	1,859,460
Exxon Mobil Corporation	603,624	51,428,765
Hess Corporation	34,962	2,360,634
Kinder Morgan Incorporated	245,215	10,173,970
Marathon Oil Corporation	97,126	2,640,856
Marathon Petroleum Corporation	39,294	4,065,357
Murphy Oil Corporation	24,010	1,043,475
Newfield Exploration Company †	23,137	874,810
Noble Energy Incorporated	55,655	2,436,576
Occidental Petroleum Corporation	110,884	8,670,020
ONEOK Incorporated	29,989	1,257,139
Phillips 66	78,210	6,187,975
Pioneer Natural Resources Company	21,436	3,168,884
QEP Resources Incorporated	23,241	437,628
Range Resources Corporation	23,863	1,322,249
Southwestern Energy Company †	55,327	1,425,777
Spectra Energy Corporation	96,571	3,396,402
Tesoro Corporation	17,973	1,590,611
The Williams Companies Incorporated	96,861	4,949,597
Valero Energy Corporation	74,093	4,389,269

		178,347,085

Financials: 15.74%

Banks: 5.76%
Bank of America Corporation	1,513,785	24,977,453
BB&T Corporation	103,725	4,094,026
Citigroup Incorporated	436,577	23,610,084
Comerica Incorporated	25,666	1,256,351
Fifth Third Bancorp	117,246	2,373,059
Huntington Bancshares Incorporated	116,564	1,297,357
JPMorgan Chase & Company	536,511	35,291,694
KeyCorp	123,083	1,794,550
M&T Bank Corporation	19,126	2,311,951
People’s United Financial Incorporated	44,353	690,133
PNC Financial Services Group Incorporated	74,928	7,169,860
Regions Financial Corporation	193,245	1,949,842
SunTrust Banks Incorporated	75,482	3,221,572
US Bancorp	256,316	11,049,783
Wells Fargo & Company (l)	674,695	37,755,932
Zions Bancorporation	29,202	843,354

		159,687,001

6	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

Capital Markets: 2.23%
Affiliated Managers Group Incorporated †	7,856	$1,757,073
Ameriprise Financial Incorporated	26,264	3,272,232
Bank of New York Mellon Corporation	160,291	6,950,218
BlackRock Incorporated	18,255	6,677,314
Charles Schwab Corporation	166,024	5,254,660
E*TRADE Financial Corporation †	41,561	1,224,387
Franklin Resources Incorporated	56,374	2,870,000
Goldman Sachs Group Incorporated	58,299	12,020,671
Invesco Limited	61,766	2,460,140
Legg Mason Incorporated	14,266	761,234
Morgan Stanley	221,862	8,475,128
Northern Trust Corporation	31,583	2,354,513
State Street Corporation	59,328	4,623,431
T. Rowe Price Group Incorporated	37,519	3,027,408

		61,728,409

Consumer Finance: 0.78%
American Express Company	126,129	10,055,004
Capital One Financial Corporation	79,375	6,632,575
Discover Financial Services	64,359	3,750,199
Navient Corporation	57,771	1,113,247

		21,551,025

Diversified Financial Services: 1.97%
Berkshire Hathaway Incorporated Class B †	262,432	37,527,776
CME Group Incorporated	45,632	4,298,534
Intercontinental Exchange Incorporated	16,118	3,816,420
Leucadia National Corporation	45,374	1,117,562
McGraw Hill Financial Incorporated	39,357	4,083,289
Moody’s Corporation	25,587	2,765,955
The NASDAQ OMX Group Incorporated	17,006	880,061

		54,489,597

Insurance: 2.59%
ACE Limited	47,105	5,015,740
AFLAC Incorporated	63,159	3,929,753
American International Group Incorporated	197,496	11,575,241
Aon plc	40,329	4,082,101
Assurant Incorporated	9,910	652,574
Cincinnati Financial Corporation	21,261	1,075,381
Genworth Financial Incorporated Class A †	71,476	567,519
Lincoln National Corporation	36,895	2,103,384
Loews Corporation	42,961	1,723,595
Marsh & McLennan Companies Incorporated	77,531	4,514,630
MetLife Incorporated	160,802	8,403,513
Principal Financial Group Incorporated	39,360	2,034,518
Prudential Financial Incorporated	65,331	5,527,656
The Allstate Corporation	59,925	4,034,151
The Chubb Corporation	33,221	3,239,048

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
The Hartford Financial Services Group Incorporated	60,576	$2,490,279
The Progressive Corporation	77,121	2,108,488
The Travelers Companies Incorporated	46,246	4,676,396
Torchmark Corporation	18,291	1,043,867
Unum Group	36,180	1,264,853
XL Group plc	43,491	1,638,741

		71,701,428

Real Estate Management & Development: 0.05%
CBRE Group Incorporated Class A †	40,255	1,539,351

REITs: 2.34%
American Tower Corporation	60,807	5,642,282
Apartment Investment & Management Company Class A	22,489	853,008
AvalonBay Communities Incorporated	19,002	3,163,833
Boston Properties Incorporated	22,044	2,866,381
Crown Castle International Corporation	48,043	3,917,907
Equity Residential Company Limited	52,351	3,890,726
Essex Property Trust Incorporated	9,372	2,086,395
General Growth Properties Incorporated	90,412	2,561,372
HCP Incorporated	66,305	2,567,330
Health Care REIT Incorporated	50,288	3,533,235
Host Hotels & Resorts Incorporated	109,009	2,171,459
Iron Mountain Incorporated	26,904	981,189
Kimco Realty Corporation	59,371	1,422,529
Plum Creek Timber Company	25,335	1,045,322
Prologis Incorporated	73,698	2,917,704
Public Storage Incorporated	20,889	4,042,857
Realty Income Corporation	32,384	1,475,739
Simon Property Group Incorporated	44,732	8,114,385
SL Green Realty Corporation	14,192	1,684,023
The Macerich Company	20,256	1,663,220
Ventas Incorporated	47,604	3,166,618
Vornado Realty Trust	25,145	2,511,734
Weyerhaeuser Company	75,548	2,459,843

		64,739,091

Thrifts & Mortgage Finance: 0.02%
Hudson City Bancorp Incorporated	69,264	659,047

Health Care: 14.65%

Biotechnology: 2.97%
Alexion Pharmaceuticals Incorporated †	29,090	4,766,106
Amgen Incorporated	109,202	17,063,905
Biogen Idec Incorporated †	33,761	13,402,779
Celgene Corporation †	115,207	13,184,289
Gilead Sciences Incorporated †	214,328	24,062,605
Regeneron Pharmaceuticals Incorporated †	10,616	5,441,337
Vertex Pharmaceuticals Incorporated †	34,837	4,469,239

		82,390,260

8	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

Health Care Equipment & Supplies: 2.08%
Abbott Laboratories	217,145	$10,553,247
Baxter International Incorporated	78,078	5,200,776
Becton Dickinson & Company	30,044	4,221,482
Boston Scientific Corporation †	191,463	3,498,029
C.R. Bard Incorporated	10,686	1,820,040
DENTSPLY International Incorporated	20,197	1,050,951
Edwards Lifesciences Corporation †	15,518	2,028,513
Intuitive Surgical Incorporated †	5,267	2,568,979
Medtronic plc	205,070	15,650,942
St. Jude Medical Incorporated	40,477	2,985,179
Stryker Corporation	43,057	4,139,069
Varian Medical Systems Incorporated †	14,401	1,247,127
Zimmer Holdings Incorporated	24,449	2,789,386

		57,753,720

Health Care Providers & Services: 2.78%
Aetna Incorporated	50,610	5,970,462
AmerisourceBergen Corporation	30,021	3,379,164
Anthem Incorporated	38,391	6,443,929
Cardinal Health Incorporated	47,506	4,188,604
CIGNA Corporation	37,190	5,237,468
DaVita HealthCare Partners Incorporated †	24,843	2,081,347
Express Scripts Holding Company †	104,602	9,115,018
HCA Holdings Incorporated †	42,365	3,466,728
Henry Schein Incorporated †	12,059	1,708,399
Humana Incorporated	21,529	4,621,200
Laboratory Corporation of America Holdings †	14,433	1,702,372
McKesson Corporation	33,507	7,948,866
Patterson Companies Incorporated	12,330	589,867
Quest Diagnostics Incorporated	20,767	1,562,301
Tenet Healthcare Corporation †	14,173	753,862
UnitedHealth Group Incorporated	137,238	16,497,380
Universal Health Services Incorporated Class B	13,099	1,697,368

		76,964,335

Health Care Technology: 0.11%
Cerner Corporation †	43,876	2,952,416

Life Sciences Tools & Services: 0.43%
Agilent Technologies Incorporated	48,324	1,990,466
PerkinElmer Incorporated	16,265	857,653
Thermo Fisher Scientific Incorporated	57,098	7,401,614
Waters Corporation †	11,948	1,596,492

		11,846,225

Pharmaceuticals: 6.28%
AbbVie Incorporated	247,565	16,485,353
Actavis plc †	56,191	17,239,961
Bristol-Myers Squibb Company	239,182	15,451,157

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	9

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	140,703	$11,101,467
Endo International plc †	25,544	2,139,565
Hospira Incorporated †	24,666	2,180,968
Johnson & Johnson	400,118	40,067,817
Mallinckrodt plc †	16,762	2,169,673
Merck & Company Incorporated	408,421	24,868,755
Mylan NV †	58,538	4,251,615
Perrigo Company plc	20,261	3,855,668
Pfizer Incorporated	881,954	30,647,902
Zoetis Incorporated	72,064	3,586,625

		174,046,526

Industrials: 9.87%

Aerospace & Defense: 2.56%
General Dynamics Corporation	45,346	6,355,695
Honeywell International Incorporated	112,627	11,735,733
L-3 Communications Holdings Incorporated	11,876	1,399,112
Lockheed Martin Corporation	38,601	7,264,708
Northrop Grumman Corporation	28,551	4,544,748
Precision Castparts Corporation	20,401	4,317,464
Raytheon Company	44,224	4,566,570
Rockwell Collins Incorporated	19,131	1,821,080
Textron Incorporated	39,837	1,801,429
The Boeing Company	94,267	13,246,399
United Technologies Corporation	118,915	13,933,271

		70,986,209

Air Freight & Logistics: 0.69%
C.H. Robinson Worldwide Incorporated	21,057	1,299,849
Expeditors International of Washington Incorporated	27,593	1,264,863
FedEx Corporation	37,915	6,567,636
United Parcel Service Incorporated Class B	100,005	9,922,496

		19,054,844

Airlines: 0.47%
American Airlines Group Incorporated	103,216	4,373,262
Delta Air Lines Incorporated	118,614	5,090,913
Southwest Airlines Company	97,277	3,604,113

		13,068,288

Building Products: 0.08%
Allegion plc	13,816	862,671
Masco Corporation	50,300	1,361,621

		2,224,292

Commercial Services & Supplies: 0.41%
Cintas Corporation	14,013	1,206,379
Pitney Bowes Incorporated	29,014	633,956

10	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

Commercial Services & Supplies (continued)
Republic Services Incorporated	36,072	$1,453,341
Stericycle Incorporated †	12,223	1,678,218
The ADT Corporation	24,629	898,466
Tyco International plc	60,445	2,439,560
Waste Management Incorporated	61,445	3,050,744

		11,360,664

Construction & Engineering: 0.10%
Fluor Corporation	21,267	1,195,631
Jacobs Engineering Group Incorporated †	18,463	798,709
Quanta Services Incorporated †	30,429	892,178

		2,886,518

Electrical Equipment: 0.55%
AMETEK Incorporated	34,690	1,864,934
Eaton Corporation plc	68,296	4,889,311
Emerson Electric Company	98,602	5,946,687
Rockwell Automation Incorporated	19,499	2,396,232

		15,097,164

Industrial Conglomerates: 2.32%
3M Company	91,342	14,530,685
Danaher Corporation	88,360	7,627,235
General Electric Company	1,448,359	39,496,750
Roper Industries Incorporated	14,442	2,526,772

		64,181,442

Machinery: 1.44%
Caterpillar Incorporated	87,229	7,442,378
Cummins Incorporated	24,236	3,285,190
Deere & Company	48,854	4,576,643
Dover Corporation	23,462	1,769,035
Flowserve Corporation	19,386	1,066,230
Illinois Tool Works Incorporated	50,235	4,713,550
Ingersoll-Rand plc	37,893	2,606,281
Joy Global Incorporated	14,012	545,627
Paccar Incorporated	51,016	3,242,577
Pall Corporation	15,346	1,909,656
Parker Hannifin Corporation	20,500	2,468,815
Pentair plc	26,254	1,681,044
Snap-on Incorporated	8,364	1,299,766
Stanley Black & Decker Incorporated	22,651	2,320,368
Xylem Incorporated	26,235	959,414

		39,886,574

Professional Services: 0.21%
Dun & Bradstreet Corporation	5,176	662,166
Equifax Incorporated	17,194	1,725,074
Nielsen Holdings NV	53,425	2,403,591
Robert Half International Incorporated	19,447	1,096,227

		5,887,058

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	11

Security name	Shares	Value

Road & Rail: 0.86%
CSX Corporation	142,544	$4,857,900
Kansas City Southern	15,888	1,437,864
Norfolk Southern Corporation	44,237	4,069,804
Ryder System Incorporated	7,625	698,831
Union Pacific Corporation	126,818	12,797,204

		23,861,603

Trading Companies & Distributors: 0.18%
Fastenal Company «	39,120	1,623,871
United Rentals Incorporated †	13,890	1,234,960
W.W. Grainger Incorporated	8,637	2,075,730

		4,934,561

Information Technology: 19.54%

Communications Equipment: 1.58%
Cisco Systems Incorporated	734,581	21,530,569
F5 Networks Incorporated †	10,381	1,304,788
Harris Corporation	17,733	1,404,808
Juniper Networks Incorporated	52,124	1,449,047
Motorola Solutions Incorporated	27,439	1,618,901
QUALCOMM Incorporated	237,375	16,540,290

		43,848,403

Electronic Equipment, Instruments & Components: 0.40%
Amphenol Corporation Class A	44,638	2,546,598
Corning Incorporated	182,948	3,827,272
FLIR Systems Incorporated	20,116	614,544
TE Connectivity Limited	58,456	4,033,464

		11,021,878

Internet Software & Services: 3.20%
Akamai Technologies Incorporated †	25,735	1,962,808
eBay Incorporated †	158,457	9,722,922
Equinix Incorporated	8,127	2,178,605
Facebook Incorporated Class A †	302,086	23,922,190
Google Incorporated Class A †	41,093	22,408,835
Google Incorporated Class C †	41,292	21,971,886
VeriSign Incorporated †	15,138	956,570
Yahoo! Incorporated †	125,280	5,378,897

		88,502,713

IT Services: 3.31%
Accenture plc	90,389	8,680,960
Alliance Data Systems Corporation †	9,038	2,693,595
Automatic Data Processing Incorporated	68,375	5,846,746
Cognizant Technology Solutions Corporation Class A †	87,725	5,677,562
Computer Sciences Corporation	20,297	1,392,374
Fidelity National Information Services Incorporated	41,022	2,572,079

12	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

IT Services (continued)
Fiserv Incorporated †	34,348	$2,752,992
International Business Machines Corporation	132,280	22,441,302
MasterCard Incorporated Class A	140,475	12,960,224
Paychex Incorporated	47,032	2,323,851
Teradata Corporation †	20,887	813,340
Total System Services Incorporated	23,700	976,440
Visa Incorporated Class A	279,159	19,172,640
Western Union Company	75,037	1,647,062
Xerox Corporation	150,434	1,717,956

		91,669,123

Semiconductors & Semiconductor Equipment: 2.46%
Altera Corporation	43,299	2,115,156
Analog Devices Incorporated	44,844	3,047,598
Applied Materials Incorporated	176,812	3,559,226
Avago Technologies Limited	36,923	5,467,189
Broadcom Corporation Class A	78,439	4,459,257
First Solar Incorporated †	10,824	538,061
Intel Corporation	681,519	23,485,145
KLA-Tencor Corporation	23,408	1,396,521
Lam Research Corporation	22,926	1,885,664
Linear Technology Corporation	34,420	1,646,997
Microchip Technology Incorporated	28,989	1,424,230
Micron Technology Incorporated †	155,027	4,329,904
NVIDIA Corporation	74,305	1,644,370
Skyworks Solutions Incorporated	27,459	3,002,916
Texas Instruments Incorporated	150,686	8,426,361
Xilinx Incorporated	37,621	1,783,988

		68,212,583

Software: 3.73%
Adobe Systems Incorporated †	68,480	5,416,083
Autodesk Incorporated †	32,623	1,766,535
CA Incorporated	45,879	1,397,016
Citrix Systems Incorporated †	22,999	1,495,165
Electronic Arts Incorporated †	44,744	2,807,910
Intuit Incorporated	39,821	4,147,357
Microsoft Corporation	1,180,540	55,320,104
Oracle Corporation	461,306	20,062,198
Red Hat Incorporated †	26,394	2,039,464
Salesforce.com Incorporated †	87,069	6,334,270
Symantec Corporation	98,196	2,418,077

		103,204,179

Technology Hardware, Storage & Peripherals: 4.86%
Apple Incorporated	838,192	109,199,654
EMC Corporation	286,089	7,535,584
Hewlett-Packard Company	261,550	8,735,770
NetApp Incorporated	44,863	1,498,424

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	13

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
SanDisk Corporation	30,653	$2,096,052
Seagate Technology plc	47,248	2,628,879
Western Digital Corporation	31,251	3,042,597

		134,736,960

Materials: 3.10%

Chemicals: 2.33%
Air Products & Chemicals Incorporated	27,751	4,072,737
Airgas Incorporated	9,729	991,774
CF Industries Holdings Incorporated	6,894	2,177,677
E.I. du Pont de Nemours & Company	130,291	9,251,964
Eastman Chemical Company	21,391	1,642,187
Ecolab Incorporated	38,756	4,443,375
FMC Corporation	19,185	1,096,806
International Flavors & Fragrances Incorporated	11,619	1,383,126
LyondellBasell Industries NV Class A	56,989	5,761,588
Monsanto Company	69,546	8,135,491
PPG Industries Incorporated	19,578	4,481,208
Praxair Incorporated	41,557	5,105,693
Sigma-Aldrich Corporation	17,186	2,394,010
The Dow Chemical Company	156,599	8,154,110
The Mosaic Company	44,749	2,051,742
The Sherwin-Williams Company	11,607	3,344,905

		64,488,393

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	8,897	1,325,742
Vulcan Materials Company	19,010	1,709,569

		3,035,311

Containers & Packaging: 0.20%
Avery Dennison Corporation	13,022	806,192
Ball Corporation	19,764	1,403,046
MeadWestvaco Corporation	24,095	1,217,761
Owens-Illinois Incorporated †	23,632	564,805
Sealed Air Corporation	30,241	1,472,737

		5,464,541

Metals & Mining: 0.35%
Alcoa Incorporated	175,884	2,198,550
Allegheny Technologies Incorporated	15,632	508,040
Freeport-McMoRan Incorporated	149,638	2,940,387
Newmont Mining Corporation	71,786	1,955,451
Nucor Corporation	45,911	2,171,590

		9,774,018

14	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2015

Security name	Shares	Value

Paper & Forest Products: 0.11%
International Paper Company	60,848	$3,153,752

Telecommunication Services: 2.21%

Diversified Telecommunication Services: 2.21%
AT&T Incorporated	746,875	25,797,063
CenturyLink Incorporated	81,518	2,709,658
Frontier Communications Corporation	144,257	742,924
Level 3 Communications Incorporated †	41,270	2,289,660
Verizon Communications Incorporated	597,971	29,563,686

		61,102,991

Utilities: 2.88%

Electric Utilities: 1.63%
American Electric Power Company Incorporated	70,457	3,966,025
Duke Energy Corporation	101,818	7,710,677
Edison International	46,885	2,851,077
Entergy Corporation	25,972	1,986,079
Eversource Energy	45,588	2,245,209
Exelon Corporation	123,732	4,185,854
FirstEnergy Corporation	60,609	2,162,529
Nextera Energy Incoporated	63,814	6,530,725
Pepco Holdings Incorporated	36,381	991,382
Pinnacle West Capital Corporation	15,912	969,359
PPL Corporation	95,978	3,331,396
The Southern Company	130,933	5,720,463
Xcel Energy Incorporated	72,812	2,479,249

		45,130,024

Gas Utilities: 0.03%
AGL Resources Incorporated	17,219	867,321

Independent Power & Renewable Electricity Producers: 0.09%
AES Corporation	98,232	1,335,955
NRG Energy Incorporated	48,595	1,224,594

		2,560,549

Multi-Utilities: 1.13%
Ameren Corporation	34,916	1,404,671
CenterPoint Energy Incorporated	61,849	1,259,864
CMS Energy Corporation	39,639	1,353,275
Consolidated Edison Incorporated	42,147	2,606,370
Dominion Resources Incorporated	84,634	5,968,390
DTE Energy Company	25,504	2,020,682
Integrys Energy Group Incorporated	11,445	823,010
NiSource Incorporated	45,503	2,146,832
PG&E Corporation	68,555	3,665,636
Public Service Enterprise Group Incorporated	72,840	3,105,169
SCANA Corporation	20,566	1,093,289

Portfolio of investments—May 31, 2015	Wells Fargo Advantage Index Portfolio	15

Security name	Yield		Shares	Value

Multi-Utilities (continued)
Sempra Energy			33,319	$3,580,793
TECO Energy Incorporated			33,893	638,883
Wisconsin Energy Corporation			32,451	1,566,719

				31,233,583

Total Common Stocks (Cost $1,305,178,044)				2,687,221,232

Short-Term Investments: 1.35%

Investment Companies: 1.26%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%		6,011,425	6,011,425
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		28,916,139	28,916,139

				34,927,564

		Maturity date	Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.01	7-9-2015	$2,060,000	2,060,000
U.S. Treasury Bill (z)#	0.02	7-23-2015	225,000	224,998

				2,284,998

Total Short-Term Investments (Cost $37,212,528)				37,212,562

Total investments in securities (Cost $1,342,390,572) *	98.35%	2,724,433,794
Other assets and liabilities, net	1.65	45,810,140

Total net assets	100.00%	$2,770,243,934

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,419,575,004 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,403,182,989
Gross unrealized losses	(98,324,199)

Net unrealized gains	$1,304,858,790

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of the Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio (the “Portfolios”), of the Wells Fargo Master Trust, as of May 31, 2015, and the related statements of operations for the year then ended, the statements of changes in the net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (except for the Wells Fargo Advantage Index Portfolio which is for each of the years in the four year period then ended, for the period from October 1, 2010 through May 31, 2011, and for the year ended September 30, 2010) (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments in securities as of May 31, 2015 (included in Item 6 of this Form N-CSR).These financial statements, financial highlights, and portfolios of investments in securities are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments in securities based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments in securities. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments in securities referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of May 31, 2015, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended (except for the Wells Fargo Advantage Index Portfolio which is for the years in the four year period then ended, for the period from October 1, 2010 through May 31, 2011, and for the year ended September 30, 2010), in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

July 27, 2015

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	July 27, 2015

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	July 27, 2015